BlackRock Global Allocation V.I. Fund

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited)
March 31, 2022
Security
Par (000)
Pa r (000) Value
Asset-Backed Securities
Cayman Islands — 0.4%
(a)
AGL CLO 5 Ltd.
(b)
Series 2020-5A, Class A2R, (LIBOR
USD 3 Month + 1.40%), 1.65%,
07/20/34 ............... USD 411 $ 405,711
Series 2020-5A, Class BR, (LIBOR
USD 3 Month + 1.70%), 1.95%,
07/20/34 ............... 574 566,775
AIMCO CLO, Series 2018-AA, Class
B, (LIBOR USD 3 Month + 1.40%),
1.64%, 04/17/31
(b)
........... 256 252,109
Allegro CLO VIII Ltd., Series 2018-2A,
Class A, (LIBOR USD 3 Month +
1.10%), 1.34%, 07/15/31
(b)
..... 250 248,203
ALM Ltd., Series 2020-1A, Class A2,
(LIBOR USD 3 Month + 1.85%),
2.09%, 10/15/29
(b)
........... 252 251,058
AMMC CLO 22 Ltd., Series 2018-22A,
Class B, (LIBOR USD 3 Month +
1.45%), 1.71%, 04/25/31
(b)
..... 125 123,741
Apidos CLO XV, Series 2013-15A,
Class A1RR, (LIBOR USD 3 Month
+ 1.01%), 1.26%, 04/20/31
(b)
.... 620 615,185
Ares LV CLO Ltd., Series 2020-55A,
Class BR, (LIBOR USD 3 Month +
1.70%), 1.94%, 07/15/34
(b)
..... 790 781,905
Assurant CLO I Ltd., Series 2017-1A,
Class CR, (LIBOR USD 3 Month +
2.15%), 2.40%, 10/20/34
(b)
..... 280 277,361
Atrium XII, Series 12A, Class BR,
(LIBOR USD 3 Month + 1.35%),
1.61%, 04/22/27
(b)
........... 287 283,039
Bain Capital Credit CLO Ltd., Series
2020-2A, Class BR, (LIBOR USD 3
Month + 1.70%), 1.95%, 07/19/34
(b)
575 567,489
Battalion CLO X Ltd., Series 2016-10A,
Class A2R2, (LIBOR USD 3 Month +
1.55%), 1.81%, 01/25/35
(b)
..... 485 476,085
Battalion CLO XI Ltd., Series 2017-11A,
Class BR, (LIBOR USD 3 Month +
1.72%), 1.98%, 04/24/34
(b)
..... 288 284,392
Benefit Street Partners CLO II Ltd.,
Series 2013-IIA, Class A2R2,
(LIBOR USD 3 Month + 1.45%),
1.69%, 07/15/29
(b)
........... 610 605,919
Benefit Street Partners CLO III Ltd.,
Series 2013-IIIA, Class A2R2,
(LIBOR USD 3 Month + 1.65%),
1.90%, 07/20/29
(b)
........... 283 281,644
BlueMountain CLO Ltd.
(b)
Series 2013-2A, Class BR, (LIBOR
USD 3 Month + 1.60%), 1.86%,
10/22/30 ............... 250 247,619
Series 2014-2A, Class BR2, (LIBOR
USD 3 Month + 1.75%), 2.00%,
10/20/30 ............... 256 253,555
BlueMountain CLO XXII Ltd., Series
2018-22A, Class B, (LIBOR USD 3
Month + 1.50%), 1.74%, 07/15/31
(b)
502 497,301
Canyon CLO Ltd., Series 2020-3A,
Class B, (LIBOR USD 3 Month +
1.70%), 1.94%, 01/15/34
(b)
..... 250 247,273
Catskill Park CLO Ltd., Series 2017-1A,
Class A1B, (LIBOR USD 3 Month +
1.35%), 1.60%, 04/20/29
(b)
..... 313 311,653
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Cedar Funding XI CLO Ltd., Series
2019-11A, Class A2R, (LIBOR
USD 3 Month + 1.35%), 1.86%,
05/29/32
(b)
................ USD 250 $ 246,645
Chenango Park CLO Ltd., Series 2018-
1A, Class A2, (LIBOR USD 3 Month
+ 1.55%), 1.79%, 04/15/30
(b)
.... 401 396,601
CIFC Funding 2015-III Ltd., Series
2015-3A, Class BR, (LIBOR USD 3
Month + 1.15%), 1.40%, 04/19/29
(b)
288 282,960
CIFC Funding Ltd.
(b)
Series 2017-3A, Class A2, (LIBOR
USD 3 Month + 1.80%), 2.05%,
07/20/30 ............... 276 274,580
Series 2020-1A, Class BR, (LIBOR
USD 3 Month + 1.65%), 1.89%,
07/15/36 ............... 875 864,739
Cook Park CLO Ltd., Series 2018-1A,
Class B, (LIBOR USD 3 Month +
1.40%), 1.64%, 04/17/30
(b)
..... 402 396,354
Dryden 49 Senior Loan Fund, Series
2017-49A, Class BR, (LIBOR USD 3
Month + 1.60%), 1.84%, 07/18/30
(b)
250 247,932
Elmwood CLO II Ltd., Series 2019-2A,
Class BR, (LIBOR USD 3 Month +
1.65%), 1.90%, 04/20/34
(b)
..... 475 469,678
Elmwood CLO IV Ltd., Series 2020-1A,
Class A, (LIBOR USD 3 Month +
1.24%), 1.48%, 04/15/33
(b)
..... 300 298,452
FS RIALTO, Series 2021-FL2, Class
A, (LIBOR USD 1 Month + 1.22%),
1.65%, 05/16/38
(b)
........... 390 384,397
Galaxy XV CLO Ltd., Series 2013-15A,
Class ARR, (LIBOR USD 3 Month +
0.97%), 1.21%, 10/15/30
(b)
..... 275 272,391
GoldenTree Loan Opportunities XI
Ltd., Series 2015-11A, Class AR2,
(LIBOR USD 3 Month + 1.07%),
1.31%, 01/18/31
(b)
........... 250 248,406
Gracie Point International Funding
(b)
Series 2021-1A, Class B, (LIBOR
USD 1 Month + 1.40%), 1.63%,
11/01/23 ............... 410 407,347
Series 2021-1A, Class C, (LIBOR
USD 1 Month + 2.40%), 2.63%,
11/01/23 ............... 550 543,415
Gulf Stream Meridian 1 Ltd., Series
2020-IA, Class A1, (LIBOR USD 3
Month + 1.37%), 1.61%, 04/15/33
(b)
1,742 1,736,345
Jamestown CLO XII Ltd., Series 2019-
1A, Class A2, (LIBOR USD 3 Month
+ 2.15%), 2.40%, 04/20/32
(b)
.... 258 256,359
LoanCore Issuer Ltd., Series 2021-
CRE5, Class A, (LIBOR USD 1
Month + 1.30%), 1.70%, 07/15/36
(b)
1,490 1,475,170
Loanpal Solar Loan Ltd., Series 2020-
2GF, Class A, 2.75%, 07/20/47 .. 1,320 1,251,700
Madison Park Funding XIII Ltd., Series
2014-13A, Class BR2, (LIBOR
USD 3 Month + 1.50%), 1.75%,
04/19/30
(b)
................ 250 248,110
Madison Park Funding XXV Ltd., Series
2017-25A, Class A2R, (LIBOR
USD 3 Month + 1.65%), 1.91%,
04/25/29
(b)
................ 288 286,236

BlackRock Global Allocation V.I. Fund

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2022
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Madison Park Funding XXVI Ltd.,
Series 2017-26A, Class AR, (LIBOR
USD 3 Month + 1.20%), 1.50%,
07/29/30
(b)
................ USD 259 $ 258,860
Neuberger Berman CLO XXII Ltd.,
Series 2016-22A, Class BR, (LIBOR
USD 3 Month + 1.65%), 1.89%,
10/17/30
(b)
................ 250 247,920
OCP CLO Ltd., Series 2014-5A, Class
A2R, (LIBOR USD 3 Month +
1.40%), 1.67%, 04/26/31
(b)
..... 300 295,665
Octagon Investment Partners 46 Ltd.,
Series 2020-2A, Class BR, (LIBOR
USD 3 Month + 1.65%), 1.89%,
07/15/36
(b)
................ 300 296,185
Octagon Investment Partners XV Ltd.,
Series 2013-1A, Class A2R, (LIBOR
USD 3 Month + 1.35%), 1.60%,
07/19/30
(b)
................ 263 261,708
OHA Credit Funding 3 Ltd., Series
2019-3A, Class BR, (LIBOR USD 3
Month + 1.65%), 1.90%, 07/02/35
(b)
308 304,135
OHA Credit Funding 7 Ltd., Series
2020-7A, Class AR, (3 Month CME
Term SOFR + 1.30%), 1.69%,
02/24/37
(b)
................ 250 248,936
Palmer Square Loan Funding Ltd.,
Series 2019-2A, Class A2, (LIBOR
USD 3 Month + 1.60%), 1.85%,
04/20/27
(b)
................ 583 581,573
Park Avenue Institutional Advisers CLO
Ltd., Series 2016-1A, Class A2R,
(LIBOR USD 3 Month + 1.80%),
2.26%, 08/23/31
(b)
........... 269 266,998
Pikes Peak CLO 1, Series 2018-1A,
Class A, (LIBOR USD 3 Month +
1.18%), 1.44%, 07/24/31
(b)
..... 278 277,006
Pikes Peak CLO 8, Series 2021-8A,
Class A, (LIBOR USD 3 Month +
1.17%), 1.42%, 07/20/34
(b)
..... 250 247,452
Recette CLO Ltd., Series 2015-1A,
Class BRR, (LIBOR USD 3 Month +
1.40%), 1.65%, 04/20/34
(b)
..... 250 245,126
Regatta XVIII Funding Ltd., Series
2021-1A, Class B, (LIBOR USD 3
Month + 1.45%), 1.69%, 01/15/34
(b)
250 245,860
Rockford Tower CLO Ltd.
(b)
Series 2017-1A, Class BR2A,
(LIBOR USD 3 Month + 1.65%),
1.90%, 04/20/34 .......... 250 245,938
Series 2018-1A, Class A, (LIBOR
USD 3 Month + 1.10%), 1.58%,
05/20/31 ............... 250 248,750
Signal Peak CLO 8 Ltd.
(b)
Series 2020-8A, Class A, (LIBOR
USD 3 Month + 1.27%), 1.52%,
04/20/33 ............... 250 248,057
Series 2020-8A, Class B, (LIBOR
USD 3 Month + 1.65%), 1.90%,
04/20/33 ............... 250 246,609
Sixth Street CLO XVI Ltd., Series 2020-
16A, Class B, (LIBOR USD 3 Month
+ 1.85%), 2.10%, 10/20/32
(b)
.... 290 288,533
TICP CLO IX Ltd., Series 2017-9A,
Class B, (LIBOR USD 3 Month +
1.60%), 1.85%, 01/20/31
(b)
..... 250 248,169
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
TICP CLO VI Ltd.
(b)
Series 2016-6A, Class AR2, (LIBOR
USD 3 Month + 1.12%), 1.36%,
01/15/34 ............... USD 250 $ 246,838
Series 2016-6A, Class BR2, (LIBOR
USD 3 Month + 1.50%), 1.74%,
01/15/34 ............... 250 246,244
TICP CLO XII Ltd., Series 2018-12A,
Class BR, (LIBOR USD 3 Month +
1.65%), 1.89%, 07/15/34
(b)
..... 300 294,369
Trestles CLO III Ltd., Series 2020-3A,
Class A1, (LIBOR USD 3 Month +
1.33%), 1.58%, 01/20/33
(b)
..... 870 866,447
Trinitas CLO XIV Ltd.
(b)
Series 2020-14A, Class B, (LIBOR
USD 3 Month + 2.00%), 2.26%,
01/25/34 ............... 452 447,493
Series 2020-14A, Class C, (LIBOR
USD 3 Month + 3.00%), 3.26%,
01/25/34 ............... 343 343,056
Voya CLO Ltd., Series 2017-3A, Class
A1R, (LIBOR USD 3 Month +
1.04%), 1.29%, 04/20/34
(b)
..... 300 296,593
Whitebox CLO II Ltd.
(b)
Series 2020-2A, Class A1R, (LIBOR
USD 3 Month + 1.22%), 1.48%,
10/24/34 ............... 397 391,743
Series 2020-2A, Class BR, (LIBOR
USD 3 Month + 1.75%), 2.01%,
10/24/34 ............... 274 270,776
York CLO-1 Ltd., Series 2014-1A,
Class BRR, (LIBOR USD 3 Month +
1.65%), 1.91%, 10/22/29
(b)
..... 256 254,345
York CLO-3 Ltd., Series 2016-1A, Class
BR, (LIBOR USD 3 Month + 1.75%),
2.00%, 10/20/29
(b)
........... 725 721,509
27,848,727
Ireland — 0.0%
(b)
CIFC European Funding CLO II DAC,
Series 2X, Class B1, (EURIBOR 3
Month + 1.60%), 1.60%, 04/15/33
(c)
EUR 207 222,645
Harvest CLO XVIII DAC, Series 18X,
Class B, (EURIBOR 3 Month +
1.20%), 1.20%, 10/15/30
(c)
..... 231 249,996
Holland Park CLO DAC, Series 1X,
Class A1RR, (EURIBOR 3 Month +
0.92%), 0.92%, 11/14/32
(c)
...... 135 147,743
OAK Hill European Credit Partners
VI DAC, Series 2017-6X, Class
B1, (EURIBOR 3 Month + 1.20%),
1.20%, 01/20/32
(c)
........... 160 175,374
OCP Euro CLO DAC, Series 2017-2X,
Class B, (EURIBOR 3 Month +
1.35%), 1.35%, 01/15/32
(c)
..... 268 292,037
Prodigy Finance DAC
(a)
Series 2021-1A, Class B, (LIBOR
USD 1 Month + 2.50%), 2.96%,
07/25/51 ............... USD 530 529,900
Series 2021-1A, Class C, (LIBOR
USD 1 Month + 3.75%), 4.21%,
07/25/51 ............... 310 310,422
Series 2021-1A, Class D, (LIBOR
USD 1 Month + 5.90%), 6.36%,
07/25/51 ............... 250 250,101

BlackRock Global Allocation V.I. Fund

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2022
Security
Par (000)
Par (000) Value
Ireland (continued)
Rockford Tower Europe CLO
DAC, Series 2018-1X, Class B,
(EURIBOR 3 Month + 1.85%),
1.85%, 12/20/31
(c)
........... EUR 207 $ 229,046
2,407,264
United States — 1.2%
AccessLex Institute, Series 2007-A,
Class A3, (LIBOR USD 3 Month +
0.30%), 0.80%, 05/25/36
(b)
..... USD 799 775,476
ACRES Commercial Realty Ltd., Series
2021-FL1, Class A, (LIBOR USD 1
Month + 1.20%), 1.64%, 06/15/36
(a)
(b)
...................... 2,790 2,757,086
Ajax Mortgage Loan Trust
(a)(b)
Series 2021-E, Class A1, 1.74%,
12/25/60 ............... 7,387 6,814,672
Series 2021-E, Class A2, 2.69%,
12/25/60 ............... 935 850,319
Series 2021-E, Class B1, 3.73%,
12/25/60 ............... 618 551,858
Series 2021-E, Class M1, 2.94%,
12/25/60 ............... 377 328,725
Bankers Healthcare Group
Securitization Trust, Series 2020-A,
Class C, 5.17%, 09/17/31
(a)
..... 240 236,163
Battalion CLO XX Ltd., Series 2021-
20A, Class A, (LIBOR USD 3 Month
+ 1.18%), 1.42%, 07/15/34
(a)(b)
... 612 606,387
BHG Securitization Trust
(a)
Series 2021-A, Class A, 1.42%,
11/17/33 ............... 1,142 1,087,338
Series 2021-A, Class B, 2.79%,
11/17/33 ............... 170 159,051
Series 2021-A, Class C, 3.69%,
11/17/33 ............... 100 93,942
Brex Commercial Charge Card Master
Trust, Series 2021-1, Class A,
2.09%, 07/15/24
(a)
........... 1,850 1,828,957
College Avenue Student Loans LLC,
Series 2021-B,  3.78%, 06/25/52 . 100 93,806
GoodLeap Sustainable Home Solutions
Trust, Series 2021-3CS, Class A,
2.10%, 05/20/48
(a)
........... 4,664 4,296,993
Lendmark Funding Trust
(a)
Series 2021-1A, Class B, 2.47%,
11/20/31 ............... 960 876,478
Series 2021-1A, Class C, 3.41%,
11/20/31 ............... 740 678,460
Series 2021-1A, Class D, 5.05%,
11/20/31 ............... 640 576,644
Series 2021-2A, Class D, 4.46%,
04/20/32 ............... 640 583,954
Mariner Finance Issuance Trust,
Series 2020-AA, Class A, 2.19%,
08/21/34
(a)
................ 2,050 1,970,919
MF1 Multifamily Housing Mortgage
Loan Trust, Series 2021-FL6, Class
A, (LIBOR USD 1 Month + 1.10%),
1.57%, 07/16/36
(a)(b)
.......... 970 957,343
Mosaic Solar Loans LLC
(a)
Series 2017-2A, Class A, 3.82%,
06/22/43 ............... 379 373,998
Series 2021-2A, Class B, 2.09%,
04/22/47 ............... 1,147 1,058,300
Security
Par (000)
Par (000) Value
United States (continued)
Navient Private Education Refi Loan
Trust
(a)
Series 2021-DA, Class A, (US Prime
Rate - 1.99%), 1.26%, 04/15/60
(b)
USD 5,001 $ 4,851,539
Series 2021-DA, Class B, 2.61%,
04/15/60 ............... 960 928,920
Series 2021-DA, Class C, 3.48%,
04/15/60 ............... 2,477 2,317,608
Series 2021-DA, Class D, 4.00%,
04/15/60 ............... 790 736,113
Nelnet Student Loan Trust
(a)
Series 2021-A, Class B2, 2.85%,
04/20/62 ............... 8,090 7,523,852
Series 2021-A, Class C, 3.75%,
04/20/62 ............... 4,690 4,553,503
Series 2021-A, Class D, 4.93%,
04/20/62 ............... 2,000 1,884,870
Series 2021-BA, Class B, 2.68%,
04/20/62 ............... 7,560 6,918,501
Series 2021-BA, Class C, 3.57%,
04/20/62 ............... 2,110 1,946,358
Series 2021-BA, Class D, 4.75%,
04/20/62 ............... 620 578,132
OneMain Financial Issuance Trust
(a)
Series 2021-1A, Class C, 2.22%,
06/16/36 ............... 180 163,430
Series 2021-1A, Class D, 2.47%,
06/16/36 ............... 390 344,823
Oportun Issuance Trust
(a)
Series 2021-B, Class A, 1.47%,
05/08/31 ............... 2,350 2,218,484
Series 2021-B, Class B, 1.96%,
05/08/31 ............... 440 418,942
Series 2021-B, Class C, 3.65%,
05/08/31 ............... 210 204,296
Series 2021-B, Class D, 5.41%,
05/08/31 ............... 500 481,650
Pagaya AI Debt Selection Trust, Series
2021-2, Class NOTE, 3.00%,
01/25/29
(a)
................ 4,060 3,968,922
Progress Residential, Series 2021-
SFR3, Class F, 3.44%, 05/17/26
(a)
900 812,260
SMB Private Education Loan Trust
(a)
Series 2020-B, Class B, 2.76%,
07/15/53 ............... 1,330 1,235,156
Series 2021-A, Class C, 2.99%,
01/15/53 ............... 4,810 4,484,985
Series 2021-A, Class D1, 3.86%,
01/15/53 ............... 2,580 2,466,028
Series 2021-A, Class D2, 3.86%,
01/15/53 ............... 1,410 1,341,785
Series 2021-C, Class B, 2.30%,
01/15/53 ............... 500 466,760
Series 2021-C, Class C, 3.00%,
01/15/53 ............... 410 390,937
Series 2021-C, Class D, 3.93%,
01/15/53 ............... 190 179,443
Upstart Pass-Through Trust
(a)
Series 2021-ST4, Class A, 2.00%,
07/20/27 ............... 439 423,903

BlackRock Global Allocation V.I. Fund

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2022
Security
Par (000)
Par (000) Value
United States (continued)
Series 2021-ST5, Class A, 2.00%,
07/20/27 ............... USD 225 $ 217,713
79,615,782
Total Asset-Backed Securities — 1.6%
(Cost: $114,682,396) ............................. 109,871,773
Shares
Shares
Common Stocks
Argentina — 0.0%
MercadoLibre, Inc.
(d)
............ 174 206,970
Australia — 0.6%
BHP Group Ltd. ............... 45,641 1,759,346
BHP Group Ltd. ............... 197,465 7,657,485
CSL Ltd. .................... 3,309 660,617
Endeavour Group Ltd. .......... 161,517 878,619
Glencore plc
(d)
................ 2,618,440 17,037,428
Goodman Group .............. 53,912 916,316
IGO Ltd. .................... 11,147 116,522
Northern Star Resources Ltd. ...... 23,054 185,993
QBE Insurance Group Ltd. ....... 8,668 74,331
Quintis HoldCo Pty. Ltd.
(e)(f)
....... 9,827,224 882,445
Rio Tinto plc ................. 74,858 5,984,640
Santos Ltd. .................. 8,530 49,455
South32 Ltd. ................. 968,272 3,680,673
Treasury Wine Estates Ltd. ....... 76,793 663,341
Woodside Petroleum Ltd. ........ 30,350 729,354
41,276,565
Belgium — 0.0%
Etablissements Franz Colruyt NV ... 20,708 857,194
Solvay SA ................... 545 53,713
910,907
Brazil — 0.1%
Banco do Brasil SA
(d)
........... 39,787 289,144
Embraer SA
(d)
................ 141,312 445,806
Engie Brasil Energia SA ......... 70,790 640,984
Locaweb Servicos de Internet SA
(a)(c)(d)
186,624 395,901
Natura & Co. Holding SA
(d)
....... 59,807 327,610
NU Holdings Ltd., Class A
(d)(g)
...... 435,485 3,361,944
Sendas Distribuidora SA ......... 222,711 766,219
Ultrapar Participacoes SA ........ 40,101 120,192
WEG SA ................... 51,710 379,051
Yara International ASA .......... 19,963 998,320
7,725,171
Canada — 1.2%
Alimentation Couche-Tard, Inc. ..... 17,986 810,280
Barrick Gold Corp. ............. 6,043 148,205
Canadian National Railway Co. .... 2,008 269,361
Cenovus Energy, Inc. ........... 1,484,335 24,746,526
CGI, Inc., Class A
(d)
............ 1,811 144,269
Enbridge, Inc. ................ 1,186,547 54,622,069
George Weston Ltd. ............ 3,197 393,695
Great-West Lifeco, Inc. .......... 7,963 234,657
Nutrien Ltd. .................. 11,489 1,187,544
Power Corp. of Canada ......... 4,788 148,219
Restaurant Brands International, Inc. 8,798 514,023
Royal Bank of Canada .......... 773 85,106
Shopify, Inc., Class A
(d)
.......... 1,632 1,103,289
Sun Life Financial, Inc. .......... 2,296 128,193
Suncor Energy, Inc. ............ 1,553 50,560
Security
Shares
Shares Value
Canada (continued)
Thomson Reuters Corp. ......... 5,801 $ 629,820
Toronto-Dominion Bank (The) ..... 2,303 182,726
85,398,542
Cayman Islands — 0.0%
Hedosophia European Growth
(d)
.... 217,492 2,357,885
Chile — 0.0%
Sociedad Quimica y Minera de Chile
SA, ADR ................. 18,535 1,586,596
China — 2.3%
AAC Technologies Holdings, Inc. ... 290,500 690,361
Agricultural Bank of China Ltd., Class H 2,871,000 1,097,535
Aier Eye Hospital Group Co. Ltd., Class
A ...................... 272,622 1,345,393
Alibaba Group Holding Ltd.
(d)
...... 545,400 7,442,917
Alibaba Group Holding Ltd., ADR
(d)
.. 117,003 12,729,927
Amoy Diagnostics Co. Ltd., Class A . 155,450 1,246,104
Anhui Gujing Distillery Co. Ltd., Class B 4,200 54,099
ANTA Sports Products Ltd. ....... 46,000 570,630
Asymchem Laboratories Tianjin Co.
Ltd., Class A ............... 27,187 1,563,872
Bank of China Ltd., Class H ....... 1,931,000 770,577
BYD Co. Ltd., Class A ........... 213,000 7,607,443
BYD Co. Ltd., Class H .......... 14,500 403,322
BYD Electronic International Co. Ltd. 107,000 212,036
China Construction Bank Corp., Class
H ...................... 2,630,000 1,970,041
China Feihe Ltd.
(a)(c)
............ 683,000 672,439
China Gas Holdings Ltd. ......... 310,400 395,631
China Hongqiao Group Ltd. ....... 982,500 1,290,757
China Life Insurance Co. Ltd., Class H 223,000 339,746
China Literature Ltd.
(a)(c)(d)
........ 39,200 160,541
China Merchants Bank Co. Ltd., Class
H ...................... 336,000 2,615,567
China National Building Material Co.
Ltd., Class H ............... 1,258,000 1,547,395
China Pacific Insurance Group Co. Ltd.,
Class H .................. 224,200 542,452
China Petroleum & Chemical Corp.,
Class H .................. 3,440,000 1,709,414
China Resources Cement Holdings Ltd. 218,000 180,712
China Resources Gas Group Ltd. ... 76,000 319,875
China Tourism Group Duty Free Corp.
Ltd., Class A ............... 49,300 1,265,737
Contemporary Amperex Technology
Co. Ltd., Class A ............ 169,400 13,529,916
COSCO Shipping Holdings Co. Ltd.,
Class A
(d)
................. 145,400 350,441
COSCO Shipping Holdings Co. Ltd.,
Class H
(d)
................. 247,600 425,711
Country Garden Services Holdings Co.
Ltd. ..................... 54,000 227,482
CSPC Pharmaceutical Group Ltd. ... 312,000 357,504
Dali Foods Group Co. Ltd.
(a)(c)
...... 119,000 62,081
Dongfeng Motor Group Co. Ltd., Class
H ...................... 438,000 327,636
ENN Energy Holdings Ltd. ........ 36,100 539,187
Foshan Haitian Flavouring & Food Co.
Ltd., Class A ............... 159,400 2,185,096
Ganfeng Lithium Co. Ltd., Class H
(a)(c)
192,400 2,706,851
Glodon Co. Ltd., Class A ......... 150,990 1,174,306
Great Wall Motor Co. Ltd., Class H .. 500,500 785,527
Gree Electric Appliances, Inc. of
Zhuhai, Class A ............. 180,400 912,776

BlackRock Global Allocation V.I. Fund

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2022
Security
Shares
Shares Value
China (continued)
Guangzhou Baiyun International Airport
Co. Ltd., Class A ............ 710,400 $ 1,364,047
Haidilao International Holding Ltd.
(a)(c)
441,000 848,508
Haier Smart Home Co. Ltd., Class H . 69,800 223,184
Hangzhou Robam Appliances Co. Ltd.,
Class A .................. 409,200 1,869,815
Hangzhou Tigermed Consulting Co.
Ltd., Class H
(a)(c)
............ 87,200 1,051,680
Hundsun Technologies, Inc., Class A . 226,333 1,577,427
Hygeia Healthcare Holdings Co. Ltd.
(a)(c)
239,400 918,383
Industrial & Commercial Bank of China
Ltd., Class H ............... 2,974,000 1,823,218
Innovent Biologics, Inc.
(a)(c)(d)
...... 51,000 171,622
Jafron Biomedical Co. Ltd., Class A .. 38,600 274,676
JD Health International, Inc.
(a)(c)(d)(g)
.. 552,700 3,309,347
JD.com, Inc., Class A
(d)
.......... 62,204 1,767,520
Jiangsu Hengrui Medicine Co. Ltd.,
Class A .................. 214,000 1,234,925
Jinxin Fertility Group Ltd.
(a)(c)
...... 1,293,000 980,974
JiuGui Liquor Co. Ltd., Class A ..... 12,400 286,843
Jiumaojiu International Holdings Ltd.
(a)(c)
(g)
...................... 481,000 1,017,472
Kindstar Globalgene Technology, Inc.
(a)
(c)
...................... 2,129,500 715,806
Kingdee International Software Group
Co. Ltd.
(d)
................. 228,000 499,531
Kingsoft Corp. Ltd. ............. 322,000 1,025,788
Kweichow Moutai Co. Ltd., Class A .. 8,000 2,151,161
Lenovo Group Ltd. ............. 1,496,000 1,620,552
Li Auto, Inc., ADR
(d)
............ 217,889 5,623,715
Li Ning Co. Ltd. ............... 41,500 352,391
Logan Group Co. Ltd. ........... 190,000 53,595
Meituan Dianping, Class B
(c)(d)
..... 103,000 1,951,226
Microport Cardioflow Medtech Corp.
(a)(c)
(d)(g)
..................... 3,718,000 1,338,987
Ming Yuan Cloud Group Holdings Ltd.
(d)
359,000 483,673
NetEase, Inc. ................ 50,325 908,002
NetEase, Inc., ADR ............ 992 88,973
Nongfu Spring Co. Ltd., Class H
(a)(c)
.. 92,800 489,203
NXP Semiconductors NV ........ 75,348 13,945,408
PetroChina Co. Ltd., Class H ...... 766,000 388,988
Pharmaron Beijing Co. Ltd., Class A . 16,000 295,848
Pharmaron Beijing Co. Ltd., Class H
(a)(c)
55,500 667,464
PICC Property & Casualty Co. Ltd.,
Class H .................. 706,000 718,917
Ping An Insurance Group Co. of China
Ltd., Class H ............... 102,000 713,089
Prosus NV
(d)
................. 1,121 60,453
Shanghai Jinjiang International Hotels
Co. Ltd., Class A ............ 169,100 1,314,828
SITC International Holdings Co. Ltd. . 360,000 1,258,814
Tencent Holdings Ltd. ........... 472,000 21,756,530
Tingyi Cayman Islands Holding Corp. 206,000 345,430
Venustech Group, Inc., Class A .... 299,496 979,459
Want Want China Holdings Ltd. .... 641,000 591,476
Wuhan Raycus Fiber Laser
Technologies Co. Ltd., Class A ... 166,700 1,019,634
WuXi AppTec Co. Ltd., Class A ..... 72,442 1,270,121
WuXi AppTec Co. Ltd., Class H
(a)(c)
.. 18,200 284,356
WuXi Biologics Cayman, Inc.
(a)(c)(d)
... 242,465 1,925,318
Yifeng Pharmacy Chain Co. Ltd., Class
A ...................... 156,934 984,109
Yonyou Network Technology Co. Ltd.,
Class A .................. 428,214 1,536,623
Yum China Holdings, Inc. ........ 30,400 1,326,030
Yum China Holdings, Inc. ........ 19,261 800,102
Security
Shares
Shares Value
China (continued)
Zhongsheng Group Holdings Ltd. ... 29,500 $ 207,421
Zijin Mining Group Co. Ltd., Class H . 140,000 212,305
ZTE Corp., Class H ............ 214,000 433,490
ZTO Express Cayman, Inc., ADR ... 2,012 50,300
161,437,794
Denmark — 0.3%
AP Moller - Maersk A/S, Class B .... 433 1,301,149
Carlsberg A/S, Class B .......... 987 121,166
DSV Panalpina A/S ............ 29,482 5,650,391
GN Store Nord A/S ............. 5,979 293,069
Novo Nordisk A/S, Class B ....... 50,652 5,618,124
Pandora A/S ................. 74,423 7,089,861
20,073,760
Finland — 0.0%
Nokian Renkaat OYJ ........... 9,061 147,058
Wartsila OYJ Abp .............. 36,783 335,861
482,919
France — 1.8%
Airbus SE
(d)
.................. 659 79,521
Alstom SA .................. 4,082 95,514
Arkema SA .................. 113,250 13,537,918
BNP Paribas SA .............. 368,972 21,084,783
Cie de Saint-Gobain ............ 336,557 20,025,274
Credit Agricole SA
(g)
............ 12,052 144,004
Danone SA .................. 183,801 10,153,718
Electricite de France SA ......... 89,521 840,262
Engie SA ................... 32,343 425,214
EssilorLuxottica SA ............ 32,681 5,977,049
Faurecia SE ................. 2,288 59,508
Kering SA ................... 920 580,821
La Francaise des Jeux SAEM
(a)(c)
... 26,150 1,037,439
LVMH Moet Hennessy Louis Vuitton SE 53,770 38,380,987
Orpea SA ................... 26,690 1,158,180
Pernod Ricard SA ............. 2,741 602,228
Remy Cointreau SA ............ 1,888 389,357
Societe Generale SA ........... 156,194 4,187,149
TOTAL SE .................. 45,135 2,283,811
Veolia Environnement SA ........ 1,773 56,849
121,099,586
Germany — 2.6%
adidas AG .................. 2,377 553,903
Allianz SE (Registered) .......... 311 74,269
Auto1 Group SE
(a)(c)(d)
........... 346,403 3,935,648
BASF SE ................... 15,880 906,122
Bayerische Motoren Werke AG .... 6,037 521,703
Brenntag SE ................. 1,499 120,867
Covestro AG
(a)(c)
............... 8,107 408,231
Daimler AG (Registered) ......... 581,081 40,785,821
Daimler Truck Holding AG
(d)
....... 27,540 763,822
Deutsche Boerse AG ........... 1,909 343,641
Deutsche Telekom AG (Registered) . 2,109,854 39,294,197
E.ON SE ................... 9,470 110,024
Infineon Technologies AG ........ 177,356 5,999,960
LANXESS AG ................ 1,970 86,479
LEG Immobilien SE ............ 576 65,594
SAP SE .................... 67,076 7,433,909
Siemens AG ................. 384,214 53,201,091
Siemens Energy AG
(d)
........... 14,587 331,865
Telefonica Deutschland Holding AG . 257,304 699,814
Uniper SE ................... 26,168 676,029
Vantage Towers AG ............ 680,491 24,035,163
Vitesco Technologies Group AG
(d)
... 3,917 155,388

BlackRock Global Allocation V.I. Fund

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2022
Security
Shares
Shares Value
Germany (continued)
Vonovia SE .................. 1,129 $ 52,623
180,556,163
Hong Kong — 0.3%
AIA Group Ltd. ............... 1,730,200 18,066,551
ASM Pacific Technology Ltd. ...... 43,100 433,907
Hang Lung Properties Ltd. ........ 109,000 219,698
Jardine Matheson Holdings Ltd. .... 800 44,000
Link REIT ................... 103,400 880,578
WH Group Ltd.
(a)(c)
............. 741,000 465,315
20,110,049
India — 0.2%
HCL Technologies Ltd. .......... 40,995 626,520
Indian Oil Corp. Ltd. ............ 140,707 219,573
InterGlobe Aviation Ltd.
(a)(c)(d)
...... 12,787 337,867
Think & Learn Pvt Ltd., Series
F (Acquired 12/11/20, cost
$2,928,536)
(f)(h)
............. 1,951 9,172,468
10,356,428
Indonesia — 0.0%
Bank Central Asia Tbk. PT ........ 1,234,800 685,642
Ireland — 0.0%
Kingspan Group plc ............ 12,137 1,186,353
Israel — 0.3%
(d)
Nice Ltd., ADR
(g)
.............. 96,684 21,173,796
SimilarWeb Ltd.
(g)
.............. 37,939 491,310
Taboola.com Ltd., (Acquired 06/30/21,
cost $2,801,000)
(h)
........... 196,484 1,013,858
22,678,964
Italy — 0.4%
Coca-Cola HBC AG
(d)
........... 38,305 798,886
Enel SpA ................... 182,150 1,216,171
Ferrari NV .................. 21,833 4,756,530
Intesa Sanpaolo SpA ........... 7,960,086 18,218,773
Iveco Group NV
(d)
.............. 9,448 62,189
UniCredit SpA ................ 7,128 76,895
25,129,444
Japan — 1.1%
AGC, Inc. ................... 2,700 107,880
Astellas Pharma, Inc. ........... 54,065 844,760
Capcom Co. Ltd. .............. 300 7,273
Chubu Electric Power Co., Inc. ..... 7,700 79,694
Chugai Pharmaceutical Co. Ltd. .... 6,100 203,547
CyberAgent, Inc. .............. 39,900 493,747
Daiichi Sankyo Co. Ltd. .......... 3,600 78,613
Eisai Co. Ltd. ................ 14,200 657,866
FANUC Corp. ................ 145,600 25,554,245
Fujitsu Ltd. .................. 4,000 599,303
GLP J-Reit .................. 36 54,702
Hino Motors Ltd. .............. 64,000 374,133
Hoya Corp. .................. 125,193 14,266,730
Inpex Corp. .................. 18,300 215,159
Japan Tobacco, Inc. ............ 9,000 153,698
Kansai Electric Power Co., Inc. (The) 9,500 89,482
Kao Corp. ................... 18,100 739,035
Keyence Corp. ............... 8,498 3,940,545
Kirin Holdings Co. Ltd. .......... 32,700 488,429
Kose Corp. .................. 60,100 6,287,996
Kyowa Kirin Co. Ltd. ............ 22,900 532,744
Kyushu Electric Power Co., Inc. .... 7,800 52,224
Makita Corp. ................. 1,400 44,795
Mazda Motor Corp.
(d)
........... 63,000 463,088
Security
Shares
Shares Value
Japan (continued)
Mitsubishi Electric Corp. ......... 83,400 $ 956,502
Mizuho Financial Group, Inc. ...... 55,500 707,923
NEC Corp. .................. 23,400 983,050
Nihon M&A Center Holdings, Inc. ... 4,600 64,345
Nippon Telegraph & Telephone Corp. 3,500 101,689
Nomura Holdings, Inc. .......... 196,200 825,171
Obic Co. Ltd. ................. 900 134,799
Olympus Corp. ............... 12,800 242,593
Oracle Corp. Japan ............ 10,300 713,760
Oriental Land Co. Ltd. .......... 300 57,422
Otsuka Corp. ................ 1,900 67,367
Otsuka Holdings Co. Ltd. ........ 4,600 158,920
Pan Pacific International Holdings
Corp. .................... 44,000 704,023
Recruit Holdings Co. Ltd. ........ 142,227 6,179,343
Ryohin Keikaku Co. Ltd. ......... 15,300 177,468
Shionogi & Co. Ltd. ............ 900 55,299
Ship Healthcare Holdings, Inc. ..... 6,500 105,303
SoftBank Corp. ............... 6,600 76,977
SoftBank Group Corp. .......... 40,100 1,792,857
SUMCO Corp. ................ 18,500 302,751
Sumitomo Mitsui Trust Holdings, Inc. . 6,300 205,031
Suzuki Motor Corp. ............ 7,500 257,027
Sysmex Corp. ................ 7,500 543,206
Terumo Corp. ................ 22,800 689,894
Tokyo Electron Ltd. ............ 100 51,356
Toray Industries, Inc. ........... 13,400 69,674
Toyota Motor Corp. ............ 11,300 203,830
Yamato Holdings Co. Ltd. ........ 33,900 633,258
73,390,526
Luxembourg — 0.1%
ArcelorMittal SA ............... 72,004 2,306,585
Arrival SA
(d)(g)
................. 780,246 2,910,318
5,216,903
Macau — 0.0%
Sands China Ltd.
(d)
............. 88,000 209,350
SJM Holdings Ltd. ............. 208,000 102,130
311,480
Mexico — 0.0%
America Movil SAB de CV ........ 87,950 93,168
Grupo Bimbo SAB de CV ........ 100,338 302,679
395,847
Netherlands — 1.7%
Adyen NV
(a)(c)(d)
............... 8,600 17,033,976
Akzo Nobel NV ............... 142,357 12,231,646
ASML Holding NV ............. 56,305 37,624,233
ING Groep NV ................ 2,913,684 30,421,586
Koninklijke Ahold Delhaize NV ..... 35,630 1,146,057
Koninklijke Philips NV ........... 28,623 872,821
Randstad NV ................ 11,224 675,179
Salt Pay Co. Ltd., Series C (Acquired
11/16/21, cost $2,894,102)
(f)(h)
... 1,490 2,707,613
Shell plc .................... 572,051 15,623,150
118,336,261
Norway — 0.1%
Aker BP ASA ................. 2,073 77,321
LINK Mobility Group Holding ASA
(d)
.. 167,949 326,848
Norsk Hydro ASA .............. 351,680 3,416,880
3,821,049

BlackRock Global Allocation V.I. Fund

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2022
Security
Shares
Shares Value
Poland — 0.0%
Dino Polska SA
(a)(c)(d)
............ 654 $ 52,782
Polski Koncern Naftowy ORLEN SA . 21,167 379,852
432,634
Portugal — 0.0%
Jeronimo Martins SGPS SA ....... 22,356 536,319
Saudi Arabia — 0.0%
Dr Sulaiman Al Habib Medical Services
Group Co. ................ 2,041 103,182
Singapore — 0.0%
DBS Group Holdings Ltd. ........ 29,700 778,206
Singapore Press Holdings Ltd. ..... 22,600 39,186
United Overseas Bank Ltd. ....... 30,900 722,998
1,540,390
South Africa — 0.1%
Anglo American plc ............ 158,477 8,234,842
FirstRand Ltd.
(g)
............... 14,971 79,019
Impala Platinum Holdings Ltd. ..... 30,381 467,634
Kumba Iron Ore Ltd.
(g)
........... 9,417 418,308
9,199,803
South Korea — 0.8%
Amorepacific Corp. ............ 51,290 6,723,573
Coupang, Inc.
(d)(g)
.............. 146,507 2,590,244
DL E&C Co. Ltd.
(d)
............. 486 52,607
Fila Holdings Corp. ............ 6,310 162,353
Hana Financial Group, Inc. ....... 20,266 806,043
Kakao Corp. ................. 62,282 5,413,463
KB Financial Group, Inc. ......... 9,572 479,690
Kia Corp. ................... 6,735 407,927
Krafton, Inc.
(d)
................ 594 133,821
Kumho Petrochemical Co. Ltd. ..... 1,561 197,834
LG Chem Ltd. ................ 12,232 5,344,975
LG Display Co. Ltd.
(d)
........... 9,963 167,948
LG Energy Solution
(d)(g)
.......... 70,253 25,619,262
LG Household & Health Care Ltd. ... 76 53,611
POSCO .................... 1,676 402,028
Samsung Electronics Co. Ltd. ..... 14,791 846,385
Samsung Fire & Marine Insurance Co.
Ltd. ..................... 1,966 354,047
Samsung SDI Co. Ltd. .......... 15,267 7,430,292
SK Hynix, Inc. ................ 1,757 169,022
SK Innovation Co. Ltd.
(d)
......... 20 3,509
57,358,634
Spain — 0.4%
Cellnex Telecom SA
(a)(c)
.......... 565,934 27,235,239
Endesa SA .................. 20,163 439,627
Iberdrola SA ................. 55,208 603,422
28,278,288
Sweden — 0.6%
Atlas Copco AB, Class A ......... 65,803 3,415,569
Epiroc AB, Class A ............. 154,851 3,312,087
Evolution AB
(a)(c)
............... 425 43,237
H & M Hennes & Mauritz AB, Class B 41,033 550,976
Hexagon AB, Class B ........... 214,807 3,009,618
Husqvarna AB, Class B .......... 36,684 382,678
Kinnevik AB, Class B
(d)
.......... 2,658 69,310
Lundin Energy AB ............. 20,013 840,028
SKF AB, Class B .............. 44,685 728,632
Svenska Handelsbanken AB, Class A 24,767 227,743
Telefonaktiebolaget LM Ericsson, Class
B ...................... 61,830 563,614
Telia Co. AB ................. 83,793 335,986
Security
Shares
Shares Value
Sweden (continued)
Volta Greentech AB
(f)
........... 8,765 $ 1,009,868
Volvo AB, Class B ............. 1,335,511 24,914,424
39,403,770
Switzerland — 0.5%
ABB Ltd. (Registered) ........... 28,131 912,590
Adecco Group AG (Registered) .... 7,978 361,895
Cie Financiere Richemont SA
(Registered) ............... 26,887 3,408,059
Julius Baer Group Ltd. .......... 5,242 303,483
Kuehne + Nagel International AG
(Registered) ............... 896 254,400
Lonza Group AG (Registered) ..... 8,086 5,859,148
Nestle SA (Registered) .......... 39,145 5,089,581
Novartis AG (Registered) ........ 13,268 1,164,818
On Holding AG, Class A
(d) (g)
....... 15,008 378,802
Partners Group Holding AG ....... 721 892,744
Roche Holding AG ............. 374 147,977
Sika AG (Registered) ........... 17,501 5,790,273
STMicroelectronics NV .......... 86,306 3,751,203
Straumann Holding AG (Registered) . 2,220 3,544,646
Swatch Group AG (The) ......... 1,230 348,734
Temenos AG (Registered) ........ 6,781 652,263
UBS Group AG (Registered) ...... 8,643 168,896
33,029,512
Taiwan — 0.7%
ASE Technology Holding Co. Ltd. ... 59,000 210,244
Cathay Financial Holding Co. Ltd. ... 199,000 444,196
Evergreen Marine Corp. Taiwan Ltd. . 113,000 525,242
Formosa Plastics Corp. .......... 90,000 332,870
Fubon Financial Holding Co. Ltd. ... 210,916 560,028
Hon Hai Precision Industry Co. Ltd. .. 95,960 352,349
MediaTek, Inc. ................ 40,000 1,244,821
Nan Ya Plastics Corp. ........... 121,000 391,692
Novatek Microelectronics Corp. .... 45,000 661,667
SinoPac Financial Holdings Co. Ltd. . 165,000 105,526
Taiwan Cooperative Financial Holding
Co. Ltd. .................. 294,000 301,750
Taiwan Glass Industry Corp. ...... 107,000 93,083
Taiwan Semiconductor Manufacturing
Co. Ltd. .................. 1,993,000 40,883,448
Unimicron Technology Corp. ...... 23,000 196,039
Uni-President Enterprises Corp. .... 98,000 223,652
United Microelectronics Corp. ..... 188,000 345,248
Wan Hai Lines Ltd. ............. 39,000 213,579
Yageo Corp. ................. 7,000 104,490
Yang Ming Marine Transport Corp.
(d)
. 105,000 450,151
47,640,075
Thailand — 0.0%
Intouch Holdings PCL, Class F ..... 174,700 408,509
Turkey — 0.0%
BIM Birlesik Magazalar A/S ....... 13,246 76,424
United Arab Emirates — 0.0%
NMC Health plc
(d)(f)
............. 365,939 5
United Kingdom — 2.4%
Alphawave IP Group plc
(d)(g)
....... 609,690 1,417,237
Ashtead Group plc ............. 18,841 1,186,313
AstraZeneca plc .............. 271,904 36,058,018
Auto Trader Group plc
(a)(c)
........ 342,029 2,823,546
Barclays plc ................. 1,668,161 3,233,691
BP plc ..................... 762,084 3,736,027
BP plc, ADR ................. 108,257 3,182,756

BlackRock Global Allocation V.I. Fund

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2022
Security
Shares
Shares Value
United Kingdom (continued)
British American Tobacco plc ...... 1,501 $ 63,038
Burberry Group plc ............. 30,119 657,488
Compass Group plc
(d)
........... 772,006 16,613,643
Diageo plc .................. 31,634 1,604,621
Dr. Martens plc
(d)
.............. 89,044 276,843
Experian plc ................. 3,528 135,918
Exscientia Ltd., (Acquired 02/24/21,
cost $5,148,190)
(h)
........... 735,000 10,584,000
Genius Sports Ltd.
(d)
............ 252,876 1,163,230
GlaxoSmithKline plc ............ 19,628 424,690
Grand Rounds, Inc., (Acquired
03/31/15, cost $5,939,231)
(d)(f)(h)
.. 3,130,235 6,416,982
Hargreaves Lansdown plc ........ 8,218 108,320
Intertek Group plc ............. 1,611 109,899
Kingfisher plc ................ 174,598 582,747
Legal & General Group plc ....... 130,474 462,581
Linde plc ................... 14,546 4,646,429
Lloyds Banking Group plc ........ 56,446,363 34,374,007
National Grid plc .............. 19,106 293,625
NatWest Group plc ............. 221,499 625,588
RELX plc ................... 5,844 181,852
Royal Mail plc ................ 68,497 294,308
Smith & Nephew plc ............ 15,593 248,005
Spirax-Sarco Engineering plc ...... 23,596 3,857,492
THG Holdings Ltd.
(d)(g)
........... 1,795,027 2,154,753
Unilever plc .................. 569,230 25,844,632
Vodafone Group plc ............ 56,618 92,841
163,455,120
United States — 40.0%
3M Co. ..................... 6,046 900,128
Abbott Laboratories ............ 438,388 51,887,604
AbbVie, Inc.
(g)
................ 247,143 40,064,352
Accenture plc, Class A .......... 806 271,807
Adobe, Inc.
(d)
................. 2,082 948,601
Advance Auto Parts, Inc. ......... 24,651 5,101,771
Advanced Micro Devices, Inc.
(d)
.... 26,041 2,847,323
Agilent Technologies, Inc. ........ 1,470 194,525
Air Products & Chemicals, Inc. ..... 111,095 27,763,751
Airbnb, Inc., Class A
(d)(g)
.......... 3,060 525,586
Akamai Technologies, Inc.
(d)
....... 2,573 307,190
Albemarle Corp. .............. 113,557 25,113,131
Alcoa Corp. .................. 164,983 14,853,420
Align Technology, Inc.
(d)
.......... 129 56,244
Allegion plc .................. 398 43,692
Alphabet, Inc., Class A
(d)
......... 197 547,926
Alphabet, Inc., Class C
(d)
......... 39,877 111,376,062
Altair Engineering, Inc., Class A
(d)(g)
.. 75,683 4,873,985
AltC Acquisition Corp., Class A
(d)
.... 181,527 1,771,704
Altice USA, Inc., Class A
(d)
........ 21,006 262,155
Altus Power, Inc., (Acquired 12/09/21,
cost $1,287,500)
(d)(h)
.......... 128,750 956,613
Amazon.com, Inc.
(d)
............ 32,070 104,546,597
American Tower Corp. .......... 168,644 42,366,746
AMETEK, Inc. ................ 762 101,483
Amgen, Inc. ................. 258 62,390
Amphenol Corp., Class A ........ 1,212 91,324
Analog Devices, Inc. ............ 585 96,630
ANSYS, Inc.
(d)
................ 18,427 5,853,337
Anthem, Inc. ................. 175 85,964
Apple, Inc.
(i)
................. 739,005 129,037,663
Applied Materials, Inc. .......... 171,553 22,610,685
Aptiv plc
(d)
................... 100,558 12,037,798
Archer-Daniels-Midland Co. ....... 103,175 9,312,576
Arthur J Gallagher & Co. ......... 511 89,221
Security
Shares
Shares Value
United States (continued)
Astra Space, Inc., (Acquired 06/30/21,
cost $2,495,210)
(d)(h)
.......... 249,521 $ 963,151
Atlassian Corp. plc, Class A
(d)
...... 21,710 6,379,049
Autodesk, Inc.
(d)
............... 30,323 6,499,735
AutoZone, Inc.
(d)
.............. 295 603,151
AvalonBay Communities, Inc. ..... 1,091 270,972
AvidXchange Holdings, Inc.
(d)
...... 5,237 42,158
Baker Hughes Co. ............. 123,568 4,499,111
Bank of America Corp. .......... 1,341,148 55,282,121
Bank of New York Mellon Corp. (The) 1,893 93,950
Bath & Body Works, Inc. ......... 77,657 3,712,005
Baxter International, Inc. ......... 6,296 488,192
Becton Dickinson and Co. ........ 1,500 399,000
Berkshire Grey, Inc., Class A
(d)
..... 18,271 52,620
Berkshire Hathaway, Inc., Class B
(d)
. 2,186 771,461
Best Buy Co., Inc. ............. 5,531 502,768
Blend Labs, Inc., Class A
(d)(g)
...... 78,765 448,961
Boeing Co. (The)
(d)
............. 3,849 737,084
Booking Holdings, Inc.
(d)
......... 303 711,580
Boston Scientific Corp.
(d)(i)
........ 994,107 44,028,999
Bristol-Myers Squibb Co.
(g)
....... 345,461 25,229,017
Broadcom, Inc. ............... 84 52,893
Brown-Forman Corp., Class B ..... 22,895 1,534,423
Bunge Ltd. .................. 35,351 3,917,244
Cadence Design Systems, Inc.
(d)
... 37,612 6,185,670
California Resources Corp. ....... 114,999 5,143,905
Capital One Financial Corp. ....... 2,034 267,044
Capri Holdings Ltd.
(d)
........... 60,683 3,118,499
Carrier Global Corp. ............ 57,017 2,615,370
CBRE Group, Inc., Class A
(d)
...... 7,130 652,538
CDW Corp. .................. 812 145,259
Centene Corp.
(d)
.............. 788 66,342
CF Industries Holdings, Inc. ....... 252,481 26,020,692
Charles Schwab Corp. (The) ...... 528,297 44,540,720
Charter Communications, Inc., Class
A
(d)
..................... 31,601 17,238,978
Chesapeake Energy Corp.
(g)
...... 8,315 723,405
Citigroup, Inc. ................ 1,255 67,017
CME Group, Inc. .............. 23,578 5,608,263
Colgate-Palmolive Co. .......... 987 74,844
Comcast Corp., Class A ......... 494,744 23,163,914
ConocoPhillips
(i)
............... 686,907 68,690,700
Constellation Brands, Inc., Class A .. 1,455 335,116
Constellation Energy Corp.
(d)
...... 18,835 1,059,469
Corteva, Inc. ................. 21,996 1,264,330
Costco Wholesale Corp. ......... 73,947 42,582,380
Crowdstrike Holdings, Inc., Class A
(d)
. 54,436 12,361,327
Crown Castle International Corp. ... 5,803 1,071,234
Crown PropTech Acquisitions
(f)
..... 62,472 204,908
Crown PropTech Acquisitions
(d)
..... 162,972 1,623,201
CSX Corp. .................. 94,523 3,539,886
Danaher Corp. ............... 5,040 1,478,383
Datadog, Inc., Class A
(d)
......... 25,034 3,791,900
Davidson Kempner Mercant Co- Invest
Fund LP, (Acquired 04/01/21, cost
$8,829,800)
(h)(j)
............. 8,829,800 6,589,768
DaVita, Inc.
(d)
................. 6,461 730,804
Deere & Co.
(g)
................ 10,689 4,440,852
Dell Technologies, Inc., Class C
(d)
... 27,330 1,371,693
Delta Air Lines, Inc.
(d)
........... 66,428 2,628,556
Devon Energy Corp.
(g)
........... 94,790 5,604,933
Dexcom, Inc.
(d)
............... 35,794 18,312,210
Dick's Sporting Goods, Inc.
(g)
...... 15,416 1,541,908
Diversey Holdings Ltd.
(d)
......... 789,948 5,979,906
DocuSign, Inc.
(d)
.............. 4,371 468,222

BlackRock Global Allocation V.I. Fund

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2022
Security
Shares
Shares Value
United States (continued)
Dominion Energy, Inc. ........... 698 $ 59,309
DR Horton, Inc. ............... 274,499 20,452,920
Duke Realty Corp. ............. 1,652 95,915
Dynatrace, Inc.
(d)
.............. 212,847 10,025,094
Ecolab, Inc. ................. 470 82,983
Edwards Lifesciences Corp.
(d)
..... 193,133 22,735,617
Electronic Arts, Inc. ............ 8,989 1,137,198
Element Solutions, Inc. .......... 52,476 1,149,224
Eli Lilly & Co. ................ 170 48,683
Emerson Electric Co. ........... 10,826 1,061,489
Energy Transfer LP
(g)
........... 252,633 2,826,963
EOG Resources, Inc. ........... 674 80,361
EPAM Systems, Inc.
(d)
........... 5,724 1,697,796
Epic Games, Inc., (Acquired 07/02/20,
cost $8,212,150)
(f)(h)
.......... 14,282 11,195,374
EQT Corp.
(d)(g)
................ 1,201,162 41,331,984
Equity Residential ............. 8,258 742,559
Essex Property Trust, Inc. ........ 1,920 663,322
Estee Lauder Cos., Inc. (The), Class A 8,678 2,363,193
Expedia Group, Inc.
(d)
........... 26,136 5,114,031
Extra Space Storage, Inc. ........ 3,711 762,982
Exxon Mobil Corp. ............. 42,394 3,501,320
F5 Networks, Inc.
(d)
............ 52,538 10,977,815
Fanatics Holdings Inc., (Acquired
12/15/21, cost $11,574,996)
(f)(h)
.. 170,622 10,878,859
FedEx Corp.
(g)
................ 8,589 1,987,409
Fidelity National Information Services,
Inc. ..................... 3,091 310,398
First Republic Bank ............ 3,864 626,354
Floor & Decor Holdings, Inc., Class A
(d)
47,199 3,823,119
Ford Motor Co. ............... 222,988 3,770,727
Fortinet, Inc.
(d)
................ 27,172 9,285,759
Fortive Corp. ................. 505,119 30,776,901
Fortune Brands Home & Security, Inc. 689 51,179
Franklin Resources, Inc. ......... 11,557 322,671
Freeport-McMoRan, Inc. ......... 705,119 35,072,619
Frontier Communications Parent, Inc.
(d)
128,216 3,547,737
Gartner, Inc.
(d)
................ 1,147 341,187
Generac Holdings, Inc.
(d)
......... 14,482 4,304,919
General Dynamics Corp. ......... 515 124,208
General Motors Co.
(d)
........... 525,735 22,995,649
Genuine Parts Co. ............. 5,148 648,751
Gilead Sciences, Inc. ........... 14,532 863,927
Gitlab, Inc., Class A
(d)
........... 522 28,423
Global Foundries, Inc.
(d)(g)
........ 86,963 5,428,230
Green Plains, Inc.
(d)(g)
........... 42,393 1,314,607
Hasbro, Inc. ................. 1,076 88,146
HCA Healthcare, Inc. ........... 3,371 844,840
Hess Corp. .................. 3,735 399,794
Hewlett Packard Enterprise Co. .... 65,027 1,086,601
Highland Transcend Partners I Corp.,
Class A
(d)
................. 187,714 1,845,229
Hilton Worldwide Holdings, Inc.
(d)
... 118,665 18,006,227
Hologic, Inc.
(d)
................ 4,584 352,143
Home Depot, Inc. (The) ......... 97,809 29,277,168
Honeywell International, Inc. ...... 288 56,039
HP, Inc. .................... 10,769 390,915
HubSpot, Inc.
(d)
............... 2,588 1,229,145
Humana, Inc. ................ 89,828 39,090,451
Huntington Ingalls Industries, Inc. ... 2,932 584,758
IDEXX Laboratories, Inc.
(d)
........ 1,182 646,625
iHeartMedia, Inc., Class A
(d)
....... 3,240 61,333
Illinois Tool Works, Inc. .......... 311 65,123
Informatica, Inc., Class A
(d)(g)
...... 122,124 2,410,728
Ingersoll Rand, Inc. ............ 3,081 155,128
Security
Shares
Shares Value
United States (continued)
Intel Corp. .................. 1,674 $ 82,963
International Flavors & Fragrances, Inc. 132,165 17,357,229
Intuit, Inc. ................... 11,841 5,693,626
Intuitive Surgical, Inc.
(d)
.......... 71,160 21,467,549
Invesco Ltd. ................. 14,918 344,009
IQVIA Holdings, Inc.
(d)
........... 288 66,588
Jawbone Health Hub, Inc., (Acquired
01/24/17, cost $0)
(d)(f)(h)
........ 301,223 3
Johnson & Johnson
(i)
........... 159,989 28,354,850
Johnson Controls International plc .. 31,941 2,094,371
JPMorgan Chase & Co. ......... 9,721 1,325,167
Kellogg Co. .................. 1,237 79,774
Khosla Ventures Acquisition Co.
(d)
... 160,635 1,571,010
Kinder Morgan, Inc. ............ 40,927 773,930
KLA Corp. ................... 137 50,150
Laboratory Corp. of America Holdings
(d)
3,180 838,439
Lam Research Corp. ........... 2,258 1,213,923
Latch, Inc., (Acquired 06/04/21, cost
$2,178,410)
(d)(h)
............. 174,273 744,146
Lennar Corp., Class A ........... 29,775 2,416,837
Liberty Media Acquisition Corp.
(d)
... 448,561 4,499,067
Liberty Media Corp.-Liberty SiriusXM,
Class A
(d)(g)
................ 257,964 11,791,534
Liberty Media Corp.-Liberty SiriusXM,
Class C
(d)
................. 356,972 16,324,330
Lions Gate Entertainment Corp., Class
A
(d)
..................... 146,188 2,375,555
Live Nation Entertainment, Inc.
(d)(g)
.. 46,576 5,479,201
LKQ Corp.
(g)
................. 10,738 487,613
Lockheed Martin Corp. .......... 129 56,941
Loews Corp. ................. 1,144 74,154
Lookout, Inc., (Acquired 03/04/15, cost
$936,169)
(d)(f)(h)
............. 73,943 804,500
Lowe's Cos., Inc. .............. 29,662 5,997,360
Lululemon Athletica, Inc.
(d)
........ 1,932 705,624
LyondellBasell Industries NV, Class A 47,256 4,858,862
Marsh & McLennan Cos., Inc. ..... 254,335 43,343,771
Masco Corp. ................. 187,238 9,549,138
Masimo Corp.
(d)
............... 16,617 2,418,438
Mastercard, Inc., Class A ......... 148,110 52,931,552
McDonald's Corp. ............. 81,921 20,257,425
Medtronic plc ................ 3,562 395,204
Merck & Co., Inc. .............. 12,140 996,087
Meta platforms, Inc., Class A
(d)
..... 26,004 5,782,249
Mettler-Toledo International, Inc.
(d)
.. 871 1,196,048
MGM Resorts International ....... 6,758 283,431
Micron Technology, Inc. .......... 253,932 19,778,763
Microsoft Corp.
(i)
.............. 495,331 152,715,501
Mid-America Apartment Communities,
Inc. ..................... 371 77,706
Mirion Technologies, Class A (Acquired
10/20/21, cost $7,569,900)
(h)
.... 756,990 6,108,909
Mirion Technologies, Inc.
(d)
........ 78,941 637,054
Moderna, Inc.
(d)
............... 11,365 1,957,735
Molina Healthcare, Inc.
(d)
......... 987 329,253
Mondelez International, Inc., Class A . 3,159 198,322
MongoDB, Inc.
(d)
.............. 14,592 6,472,865
Monster Beverage Corp.
(d)
........ 1,268 101,313
Moody's Corp. ................ 1,488 502,066
Morgan Stanley ............... 293,731 25,672,089
Mosaic Co. (The) .............. 24,297 1,615,751
MSCI, Inc. .................. 462 232,331
NetApp, Inc. ................. 3,743 310,669
Netflix, Inc.
(d)
................. 3,717 1,392,351
New Relic, Inc.
(d)(g)
............. 37,280 2,493,286

BlackRock Global Allocation V.I. Fund

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2022
Security
Shares
Shares Value
United States (continued)
Newmont Corp. ............... 796 $ 63,242
NextEra Energy, Inc. ........... 457,810 38,781,085
NIKE, Inc., Class B
(g)
........... 32,121 4,322,202
Northern Trust Corp.
(g)
.......... 3,886 452,525
NVIDIA Corp. ................ 92,364 25,202,441
NVR, Inc.
(d)
.................. 10 44,673
Offerpad Solutions, Inc., Class
A (Acquired 09/01/21, cost
$2,483,100)
(d)(h)
............. 248,310 1,248,999
Okta, Inc., Class A
(d)
............ 18,941 2,859,333
ONEOK, Inc. ................. 21,557 1,522,571
Opendoor Technologies, Inc.
(d)
..... 248,045 2,145,589
Oracle Corp. ................. 8,536 706,183
O'Reilly Automotive, Inc.
(d)
........ 8,946 6,127,652
Organon & Co. ............... 10,182 355,657
Otis Worldwide Corp. ........... 3,455 265,862
Palantir Technologies, Inc., Class A
(d)
27,645 379,566
Palo Alto Networks, Inc.
(d)(g)
....... 18,666 11,619,772
Park Hotels & Resorts, Inc.
(d)(g)
..... 38,294 747,882
Parker-Hannifin Corp. ........... 4,055 1,150,647
Paycom Software, Inc.
(d)
......... 767 265,673
PayPal Holdings, Inc.
(d)
.......... 479 55,396
Peloton Interactive, Inc., Class A
(d)
.. 182,867 4,831,346
Penn National Gaming, Inc.
(d)
...... 42,209 1,790,506
PepsiCo, Inc. ................ 27,856 4,662,537
Pfizer, Inc. .................. 13,948 722,088
Philip Morris International, Inc. ..... 10,470 983,552
Pioneer Natural Resources Co. .... 64,342 16,087,430
Planet Labs Pbc, (Acquired 12/07/21,
cost $2,068,000)
(d)(h)
.......... 165,440 840,435
Playstudios, Inc., (Acquired 06/17/21,
cost $3,467,480)
(d)(h)
.......... 277,748 1,347,078
PNC Financial Services Group, Inc.
(The) .................... 6,597 1,216,817
PPG Industries, Inc.
(g)
........... 63,779 8,359,514
Procter & Gamble Co. (The) ...... 455 69,524
Prologis, Inc. ................. 12,052 1,946,157
Proof Acquisition Corp.
(f)
......... 30,948 32,805
Public Service Enterprise Group, Inc. 5,872 411,040
Public Storage ................ 304 118,645
PVH Corp. .................. 19,617 1,502,858
QUALCOMM, Inc. ............. 26,015 3,975,612
Raytheon Technologies Corp. ..... 1,523 150,884
Regeneron Pharmaceuticals, Inc.
(d)
.. 9,244 6,456,194
ResMed, Inc.
(g)
............... 29,850 7,238,924
Rivian Automotive, Inc., Class A
(d)(g)
.. 54,239 2,724,967
Rocket Lab, Inc. .............. 150,154 1,208,740
Rockwell Automation, Inc. ........ 2,238 626,707
Rollins, Inc.
(g)
................ 13,175 461,784
Rotor Acquisition Corp.
(f)
......... 29,189 129,891
S&P Global, Inc. .............. 17,316 7,102,677
salesforce.com, Inc.
(d)
........... 203,959 43,304,575
Samsonite International SA
(a)(c)(d)
.... 161,400 361,114
Sarcos Technology & Robotics Corp.
(d)
(g)
...................... 55,061 366,156
Sarcos Technology & Robotics,
(Acquired 09/24/21, cost
$11,766,520)
(d)(h)
............ 1,176,652 7,824,736
SBA Communications Corp. ...... 4,541 1,562,558
Schlumberger NV ............. 14,933 616,882
Schneider Electric SE ........... 6,818 1,144,676
Seagate Technology Holdings plc ... 4,031 362,387
Seagen, Inc.
(d)
................ 70,556 10,163,592
Sema4 Holdings Corp., (Acquired
07/17/20, cost $3,686,955)
(d)(h)
... 743,993 2,284,059
Security
Shares
Shares Value
United States (continued)
Sema4 Holdings Corp., (Acquired
07/22/21, cost $3,087,660)
(d)(h)
... 169,746 $ 521,120
Sempra Energy ............... 286,317 48,135,614
ServiceNow, Inc.
(d)(g)
............ 38,905 21,665,805
Sherwin-Williams Co. (The) ....... 471 117,571
Signature Bank ............... 167 49,013
Signet Jewelers Ltd.
(g)
........... 37,330 2,713,891
Simon Property Group, Inc. ....... 591 77,752
Skyworks Solutions, Inc. ......... 624 83,167
SmartRent, Inc., Class A
(d)(g)
....... 230,111 1,164,362
Snap-on, Inc. ................ 2,178 447,535
Snorkel AI, Inc., Series B (Acquired
06/30/21, cost $301,445)
(f)(h)
.... 20,070 274,357
Snowflake, Inc., Class A
(d)
........ 3,053 699,534
Sonder Holdings, Inc., (Acquired
01/14/22, cost $617,997)
(d)(h)
.... 275,263 1,307,499
Sonos, Inc.
(d)
................. 98,269 2,773,151
Southwest Airlines Co.
(d)
......... 7,508 343,866
Splunk, Inc.
(d)
................ 14,465 2,149,644
Stanley Black & Decker, Inc. ...... 1,136 158,801
Starbucks Corp. ............... 174,395 15,864,713
Starwood Property Trust, Inc.
(g)
..... 124,346 3,005,443
Stellantis NV ................. 55,750 902,564
Stryker Corp. ................ 30,353 8,114,875
Sun Country Airlines Holdings,
Inc., (Acquired 06/25/21, cost
$7,291,224)
(d)(h)
............. 323,187 8,461,036
SVB Financial Group
(d)
.......... 129 72,169
T. Rowe Price Group, Inc. ........ 3,273 494,845
Tapestry, Inc. ................. 14,440 536,446
Target Corp. ................. 3,409 723,458
TE Connectivity Ltd. ............ 189,342 24,800,015
Tenet Healthcare Corp.
(d)
......... 8,638 742,522
Tesla, Inc.
(d)
.................. 8,254 8,894,510
Textron, Inc. ................. 864 64,264
Thermo Fisher Scientific, Inc. ...... 58,031 34,276,010
TJX Cos., Inc. (The) ............ 260,060 15,754,435
T-Mobile US, Inc.
(d)
............. 838 107,557
Toast, Inc., Class A
(d)(g)
.......... 138,005 2,998,849
TPB Acquisition Corp. I, Class A
(d)
... 81,647 793,609
Tractor Supply Co. ............. 5,177 1,208,156
Trane Technologies plc .......... 16,172 2,469,464
TransDigm Group, Inc.
(d)
......... 7,051 4,594,009
Trimble, Inc.
(d)
................ 2,357 170,034
Twilio, Inc., Class A
(d)
........... 28,231 4,652,751
Uber Technologies, Inc.
(d)
........ 84,405 3,011,570
UDR, Inc. ................... 1,600 91,792
Ulta Beauty, Inc.
(d)
............. 6,786 2,702,321
United Parcel Service, Inc., Class B . 173,438 37,195,513
United Rentals, Inc.
(d)
........... 13,795 4,900,122
United States Steel Corp.
(g)
....... 118,133 4,458,339
UnitedHealth Group, Inc. ......... 153,830 78,448,685
US Bancorp ................. 55,975 2,975,071
Valero Energy Corp. ............ 361,897 36,747,021
VeriSign, Inc.
(d)
............... 31,988 7,116,050
Verisk Analytics, Inc. ............ 26,962 5,786,854
Verizon Communications, Inc. ..... 46,135 2,350,117
Vertex Pharmaceuticals, Inc.
(d)
..... 2,481 647,467
Vertiv Holdings Co., Class A (Acquired
03/01/21, cost $2,650,251)
(h)
.... 1,242,945 17,401,230
VF Corp.
(g)
.................. 1,205 68,516
Victoria's Secret & Co.
(d)
......... 24,063 1,235,876
Visa, Inc., Class A
(g)
............ 2,228 494,104
VMware, Inc., Class A ........... 8,364 952,409
Vulcan Materials Co. ........... 188,970 34,713,789

BlackRock Global Allocation V.I. Fund

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2022
Security
Shares
Shares Value
United States (continued)
Walmart, Inc. ................. 120,946 $ 18,011,278
Walt Disney Co. (The)
(d)
......... 246,014 33,743,280
Waste Connections, Inc. ......... 4,474 625,018
Waters Corp.
(d)
............... 1,647 511,212
WEC Energy Group, Inc. ......... 2,962 295,637
Wells Fargo & Co. ............. 2,330 112,912
Western Digital Corp.
(d)
.......... 70,183 3,484,586
Weyerhaeuser Co. ............. 100,578 3,811,906
Williams-Sonoma, Inc.
(g)
......... 20,260 2,937,700
Willis Towers Watson plc ......... 3,004 709,605
WillScot Mobile Mini Holdings Corp.
(d)
105,896 4,143,710
Workday, Inc., Class A
(d)
......... 6,508 1,558,406
WR Berkley Corp. ............. 906 60,331
XPO Logistics, Inc.
(d)
........... 128,361 9,344,681
Yum! Brands, Inc. ............. 3,894 461,556
Zebra Technologies Corp., Class A
(d)
. 1,333 551,462
Zoetis, Inc. .................. 22,123 4,172,177
Zscaler, Inc.
(d)
................ 36,138 8,719,377
2,760,605,038
Total Common Stocks — 58.6%
(Cost: $3,521,031,048) ........................... 4,046,799,507
Par (000)
Pa r (000)
Corporate Bonds
Argentina — 0.0%
Genneia SA, 8.75%
,
09/02/27
(a)
.... USD 83 78,736
Australia — 0.7%
Oafit, 0.00%
,
03/28/26 .......... AUD 2,945 2,203,744
Oceana Australian Fixed Income Trust
(f)
10.00%, 08/31/23 ........... 1,989 1,529,299
10.25%, 08/31/25 ........... 3,691 2,910,569
Quintis Australia Pty. Ltd.
(a)(e)(f)(k)
7.50%, (7.50% Cash or 8.00% PIK),
10/01/26 ............... USD 19,974 19,974,151
0.00%, (0.00% Cash or 12.00%
PIK), 10/01/28 ........... 18,591 18,591,047
45,208,810
Bahrain — 0.0%
BBK BSC, 5.50%
,
07/09/24
(c)
...... 333 339,098
Brazil — 0.0%
Atento Luxco 1 SA, 8.00%
,
02/10/26
(a)
89 89,990
Azul Investments LLP, 7.25%
,
06/15/26
(a)
................ 202 168,922
Gol Finance SA, 8.00%
,
06/30/26
(a)
.. 332 296,908
Itau Unibanco Holding SA, 3.25%
,
01/24/25
(a)
................ 375 371,044
Klabin Austria GmbH, 3.20%
,
01/12/31
(a)
................ 428 370,755
MC Brazil Downstream Trading SARL,
7.25%
,
06/30/31
(a)
........... 255 232,050
Suzano Austria GmbH
3.75%, 01/15/31 ............ 178 166,697
Series DM3N, 3.13%, 01/15/32 .. 444 393,406
XP, Inc., 3.25%
,
07/01/26
(a)
....... 246 231,855
2,321,627
Security
Par (000)
Par (000) Value
Canada — 0.0%
Brookfield Residential Properties, Inc.,
6.25%
,
09/15/27
(a)
........... USD 21 $ 20,561
Mattamy Group Corp., 4.63%
,
03/01/30
(a)
................ 259 243,281
Toronto-Dominion Bank (The), 2.35%
,
03/08/24 ................. 2,046 2,033,758
2,297,600
Chile — 0.0%
Antofagasta plc, 2.38%
,
10/14/30
(a)
.. 203 178,932
Celulosa Arauco y Constitucion SA,
5.15%
,
01/29/50
(a)
........... 200 197,975
Colbun SA, 3.15%
,
01/19/32
(a)
..... 200 181,538
GNL Quintero SA, 4.63%
,
07/31/29
(c)
222 225,047
Kenbourne Invest SA, 6.88%
,
11/26/24
(a)
................ 332 325,401
Sable International Finance Ltd.,
5.75%
,
09/07/27
(c)
........... 211 212,466
Sociedad Quimica y Minera de Chile
SA, 3.50%
,
09/10/51
(a)
........ 300 257,100
VTR Comunicaciones SpA, 4.38%
,
04/15/29
(a)
................ 295 268,450
1,846,909
China — 0.1%
Agile Group Holdings Ltd., 5.50%
,
04/21/25
(c)
................ 765 244,800
Central China Real Estate Ltd., 7.90%
,
11/07/23
(c)
................. 200 92,000
China Aoyuan Group Ltd.
(c)(d)(l)
7.95%, 02/19/23 ............ 520 83,200
5.98%, 08/18/25 ............ 720 115,200
6.20%, 03/24/26 ............ 887 141,920
China Evergrande Group
(c)(d)(l)
8.25%, 03/23/22 ............ 653 84,890
9.50%, 04/11/22 ............ 653 81,625
11.50%, 01/22/23 ........... 645 80,625
10.00%, 04/11/23 ........... 322 40,250
China Milk Products Group Ltd., 0.00%
,
01/05/12
(d)(f)(l)(m)(n)
............ 4,800 5
China SCE Group Holdings Ltd.
(c)
5.95%, 09/29/24 ............ 323 203,490
7.00%, 05/02/25 ............ 323 168,424
CIFI Holdings Group Co. Ltd.
(c)
6.45%, 11/07/24 ............ 245 215,600
6.00%, 07/16/25 ............ 200 165,000
4.45%, 08/17/26 ............ 403 318,370
DaFa Properties Group Ltd., 12.50%
,
06/30/22 ................. 413 28,910
Easy Tactic Ltd.
(c)
8.13%, 02/27/23 ............ 200 43,000
8.63%, 03/05/24 ............ 430 88,150
11.63%, 09/03/24 ........... 290 59,450
Fantasia Holdings Group Co. Ltd.
(c)(d)(l)
11.75%, 04/17/22 ........... 920 124,200
10.88%, 01/09/23 ........... 1,048 141,480
Greenland Global Investment Ltd.,
6.75%
,
09/26/23
(c)
........... 390 269,100
Haimen Zhongnan Investment
Development International Co. Ltd.,
10.88%
,
06/18/22
(c)
.......... 250 87,500
Hilong Holding Ltd., 9.75%
,
11/18/24
(c)
270 167,400
Jingrui Holdings Ltd., 12.00%
,
07/25/22
(c)
................ 470 188,000

BlackRock Global Allocation V.I. Fund

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2022
Security
Par (000)
Par (000) Value
China (continued)
Kaisa Group Holdings Ltd.
(c)(d)(l)
9.75%, 09/28/23 ............ USD 523 $ 97,997
11.95%, 11/12/23 ........... 324 63,180
9.38%, 06/30/24 ............ 363 65,340
11.25%, 04/16/25 ........... 510 91,800
KWG Group Holdings Ltd., 7.40%
,
03/05/24
(c)
................ 758 306,990
Logan Group Co. Ltd., 4.50%
,
01/13/28
(c)
................ 200 40,000
Modern Land China Co. Ltd.
(c)(d)(l)
11.50%, 11/13/22 ........... 200 36,000
9.80%, 04/11/23 ............ 740 133,200
11.95%, 03/04/24 ........... 200 36,000
New Metro Global Ltd., 4.50%
,
05/02/26
(c)
................ 437 279,680
Powerlong Real Estate Holdings Ltd.,
6.25%
,
08/10/24
(c)
........... 323 122,740
Redsun Properties Group Ltd., 10.50%
,
10/03/22
(c)
................ 400 80,000
RKPF Overseas 2019 A Ltd., 6.00%
,
09/04/25
(c)
................ 420 327,600
RKPF Overseas 2020 A Ltd., 5.13%
,
07/26/26
(c)
................ 323 247,095
Ronshine China Holdings Ltd.
(c)
7.35%, 12/15/23 ............ 200 34,000
6.75%, 08/05/24 ............ 440 70,400
7.10%, 01/25/25 ............ 723 108,450
Shimao Group Holdings Ltd., 5.60%
,
07/15/26
(c)
................ 680 178,500
Shui On Development Holding Ltd.,
5.50%
,
03/03/25
(c)
........... 484 442,860
Sinic Holdings Group Co. Ltd.
(c)(d)(l)
8.50%, 01/24/22 ............ 270 5,400
10.50%, 06/18/22 ........... 250 5,000
Sino-Ocean Land Treasure III Ltd., (US
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.26%),
4.90%
(b)(c)(o)
................ 200 127,788
Sunac China Holdings Ltd.
(c)
6.65%, 08/03/24 ............ 388 95,060
6.50%, 01/10/25 ............ 523 128,135
7.00%, 07/09/25 ............ 444 108,780
Times China Holdings Ltd., 6.75%
,
07/08/25
(c)
................ 605 235,950
Wanda Group Overseas Ltd., 8.88%
,
03/21/23
(c)
................ 380 330,600
Yango Justice International Ltd.
(d)(l)
10.25%, 09/15/22 ........... 286 14,300
9.25%, 04/15/23
(c)
........... 327 16,350
7.88%, 09/04/24
(c)
........... 403 20,150
Yanlord Land HK Co. Ltd., 5.13%
,
05/20/26
(c)
................ 323 290,700
Yuzhou Group Holdings Co. Ltd.
(c)(d)(l)
8.50%, 02/26/24 ............ 960 134,400
8.38%, 10/30/24 ............ 260 33,930
Zhenro Properties Group Ltd., 6.63%
,
01/07/26
(c)
................ 200 21,000
ZhongAn Online P&C Insurance Co.
Ltd., 3.50%
,
03/08/26
(c)
........ 810 720,900
8,282,864
Security
Par (000)
Par (000) Value
Colombia — 0.0%
Avianca Midco 2 Ltd., 9.00%
,
12/01/28
(a)
................ USD 72 $ 68,731
Banco GNB Sudameris SA, (US
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 6.66%),
7.50%
,
04/16/31
(a)(b)
.......... 163 150,474
Grupo Aval Ltd., 4.38%
,
02/04/30
(a)
.. 303 262,392
Millicom International Cellular SA
5.13%, 01/15/28
(c)
........... 180 177,804
4.50%, 04/27/31
(a)
........... 200 185,826
Promigas SA ESP, 3.75%
,
10/16/29
(a)
200 180,310
SURA Asset Management SA, 4.88%
,
04/17/24
(a)
................ 355 359,171
1,384,708
Dominican Republic — 0.0%
Aeropuertos Dominicanos Siglo XXI
SA, 6.75%
,
03/30/29
(a)
........ 472 456,365
France — 0.0%
Societe Generale SA, (US Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.51%), 5.38%
(a)(b)
(o)
...................... 1,044 973,593
Germany — 0.2%
(a)
Adler Pelzer Holding GmbH, 4.13%
,
04/01/24 ................. EUR 6,063 6,036,474
APCOA Parking Holdings GmbH,
(EURIBOR 3 Month + 5.00%),
5.00%
,
01/15/27
(b)
........... 2,692 2,950,973
Douglas GmbH, 6.00%
,
04/08/26 ... 3,401 3,571,695
Kirk Beauty SUN GmbH, 0.00%
,
10/01/26
(b)
................ 2,481 2,410,151
14,969,293
Hong Kong — 0.1%
(c)
AIA Group Ltd., (US Treasury Yield
Curve Rate T Note Constant
Maturity 5 Year + 1.76%), 2.70%
(b)(o)
USD 1,070 1,005,800
Bank of East Asia Ltd. (The)
(b)(o)
(US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year +
4.26%), 5.87% ........... 403 401,438
(US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year +
5.53%), 5.83% ........... 403 399,978
HKT Capital No. 6 Ltd., 3.00%
,
01/18/32 ................. 905 828,554
Li & Fung Ltd., 4.50%
,
08/18/25 .... 220 211,104
Melco Resorts Finance Ltd.
5.25%, 04/26/26 ............ 354 318,600
5.38%, 12/04/29 ............ 453 378,255
Nanyang Commercial Bank Ltd., (US
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.18%),
3.80%
,
11/20/29
(b)
........... 700 689,850
NWD Finance BVI Ltd., (US Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 5.86%), 4.12%
(b)(o)
413 375,830
NWD MTN Ltd., 4.13%
,
07/18/29 ... 430 390,843
5,000,252

BlackRock Global Allocation V.I. Fund

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2022
Security
Par (000)
Par (000) Value
India — 0.2%
ABJA Investment Co. Pte. Ltd., 5.45%
,
01/24/28
(c)
................ USD 797 $ 820,910
BPRL International Singapore Pte. Ltd.,
4.38%
,
01/18/27
(c)
........... 850 843,253
CA Magnum Holdings, 5.38%
,
10/31/26
(c)
................ 300 292,500
Continuum Energy Levanter Pte. Ltd.
4.50%, 02/09/27
(c)
........... 278 265,607
4.50%, 02/09/27
(a)
........... 266 254,305
GMR Hyderabad International Airport
Ltd., 4.25%
,
10/27/27
(c)
........ 282 257,378
Greenko Dutch BV, 3.85%
,
03/29/26
(c)
817 770,798
HDFC Bank Ltd., (US Treasury Yield
Curve Rate T Note Constant
Maturity 5 Year + 2.93%), 3.70%
(b)(c)
(o)
...................... 400 370,000
Hindustan Petroleum Corp. Ltd.,
4.00%
,
07/12/27
(c)
........... 920 907,235
HPCL-Mittal Energy Ltd., 5.45%
,
10/22/26
(c)
................ 200 193,500
ICICI Bank Ltd., 3.80%
,
12/14/27
(c)
.. 1,090 1,078,283
India Green Energy Holdings, 5.38%
,
04/29/24
(a)
................ 400 403,040
India Green Power Holdings, 4.00%
,
02/22/27
(c)
................ 282 257,325
JSW Steel Ltd., 5.38%
,
04/04/25
(c)
.. 522 523,957
Muthoot Finance Ltd., 6.13%
,
10/31/22
(a)
................ 258 259,822
Network i2i Ltd., (US Treasury Yield
Curve Rate T Note Constant
Maturity 5 Year + 4.27%), 5.65%
(b)(c)
(o)
...................... 376 373,838
Oil India International Pte. Ltd., 4.00%
,
04/21/27
(c)
................ 220 217,154
ONGC Videsh Vankorneft Pte. Ltd.,
3.75%
,
07/27/26
(c)
........... 1,110 1,093,211
Periama Holdings LLC, 5.95%
,
04/19/26
(c)
................ 323 327,684
REC Ltd., 2.75%
,
01/13/27
(c)
...... 580 542,915
REI Agro Ltd.
(d)(l)(m)
5.50%, 11/13/14
(a)
........... 5,549 46,560
5.50%, 11/13/14
(c)(f)
.......... 2,291 —
ReNew Power Pvt Ltd., 5.88%
,
03/05/27
(c)
................ 403 394,255
ReNew Power Synthetic, 6.67%
,
03/12/24
(c)
................ 200 203,037
Shriram Transport Finance Co. Ltd.
(c)
5.95%, 10/24/22 ............ 323 323,807
5.10%, 07/16/23 ............ 200 200,000
Summit Digitel Infrastructure Pvt Ltd.,
2.88%
,
08/12/31
(c)
........... 840 729,238
TML Holdings Pte. Ltd., 4.35%
,
06/09/26
(c)
................ 323 304,428
UPL Corp. Ltd., 4.63%
,
06/16/30
(c)
.. 850 804,472
Vedanta Resources Finance II plc
8.00%, 04/23/23
(c)
........... 203 194,433
13.88%, 01/21/24
(c)
.......... 523 547,189
8.95%, 03/11/25
(a)
........... 202 195,940
13,996,074
Security
Par (000)
Par (000) Value
Indonesia — 0.1%
Global Prime Capital Pte. Ltd., 5.95%
,
01/23/25
(c)
................ USD 323 $ 306,850
LLPL Capital Pte. Ltd., 6.88%
,
02/04/39
(c)
................ 863 858,290
Minejesa Capital BV
(c)
4.63%, 08/10/30 ............ 510 484,556
5.63%, 08/10/37 ............ 410 372,921
Star Energy Geothermal Darajat II
4.85%, 10/14/38
(c)
........... 770 763,647
4.85%, 10/14/38
(a)
........... 710 704,143
Theta Capital Pte. Ltd., 8.13%
,
01/22/25
(c)
................ 323 324,615
3,815,022
Israel — 0.0%
(a)(c)
Bank Leumi Le-Israel BM, (US Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 1.63%), 3.28%
,
01/29/31
(b)
................ 508 475,615
Energean Israel Finance Ltd., 4.50%
,
03/30/24 ................. 246 242,501
Leviathan Bond Ltd., 5.75%
,
06/30/23 231 232,916
951,032
Italy — 0.4%
Castor SpA
(a)
(EURIBOR 3 Month + 5.25%),
5.25%, 02/15/29
(b)
......... EUR 2,576 2,834,027
6.00%, 02/15/29 ............ 807 878,022
Forno d'Asolo SpA, (EURIBOR 3 Month
+ 5.50%), 5.50%
,
04/30/27
(a)(b)
... 7,161 7,288,108
Intesa Sanpaolo SpA, (USD Swap
Semi 5 Year + 5.46%), 7.70%
(a)(b)(o)
USD 980 1,024,100
KME SE, 6.75%
,
02/01/23
(c)
....... EUR 2,184 2,355,463
Marcolin SpA, 6.13%
,
11/15/26
(a)
... 2,934 3,159,076
Shiba Bidco SpA, 4.50%
,
10/31/28
(a)
. 2,964 3,147,768
Taurus Law 130 Securities S.r.l.,
(Acquired 12/21/21, cost
$5,300,753), (EURIBOR 3 Month +
2.30%), 1.78%
,
08/24/26
(b)(f)(h)(m)
.. 4,698 5,197,163
25,883,727
Japan — 0.0%
Nissan Motor Co. Ltd., 3.52%
,
09/17/25
(a)
................ USD 526 515,507
Kuwait — 0.0%
(a)
Equate Petrochemical BV
4.25%, 11/03/26 ............ 229 231,834
2.63%, 04/28/28 ............ 200 184,750
NBK Tier 1 Financing Ltd., ( USD Swap
Semi 6 Y ear + 2.88%), 3.63%
(b)(o)
. 200 186,875
603,459
Luxembourg — 0.2%
(a)
Garfunkelux Holdco 3 SA
6.75%, 11/01/25 ............ EUR 1,473 1,621,782
7.75%, 11/01/25 ............ GBP 2,503 3,263,406
Herens Midco SARL, 5.25%
,
05/15/29 EUR 3,427 3,236,857
Picard Bondco SA, 5.38%
,
07/01/27 . 2,380 2,618,952
Sani/Ikos Financial Holdings 1 SARL,
5.63%
,
12/15/26 ............ 2,275 2,460,093
13,201,090

BlackRock Global Allocation V.I. Fund

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2022
Security
Par (000)
Par (000) Value
Macau — 0.0%
Champion Path Holdings Ltd., 4.50%
,
01/27/26
(c)
................ USD 323 $ 274,550
MGM China Holdings Ltd.
(c)
5.38%, 05/15/24 ............ 300 279,000
5.88%, 05/15/26 ............ 398 363,747
Sands China Ltd., 4.38%
,
06/18/30
(p)
. 430 387,211
Studio City Finance Ltd., 5.00%
,
01/15/29
(c)
................ 334 256,199
1,560,707
Malaysia — 0.1%
(c)
CIMB Bank Bhd., 2.13%
,
07/20/27 .. 850 805,269
Dua Capital Ltd., 2.78%
,
05/11/31 ... 341 307,037
Gohl Capital Ltd., 4.25%
,
01/24/27 .. 620 583,691
TNB Global Ventures Capital Bhd.,
4.85%
,
11/01/28 ............ 770 820,194
2,516,191
Mexico — 0.0%
Alpek SAB de CV, 3.25%
,
02/25/31
(a)
204 184,110
Banco Mercantil del Norte SA
(a)(b)(o)
(US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year +
4.97%), 6.75% ........... 235 228,949
(US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year +
4.64%), 5.88% ........... 415 382,396
BBVA Bancomer SA, (US Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.65%), 5.12%
,
01/18/33
(b)(c)
............... 258 243,036
Controladora Mabe SA de CV, 5.60%
,
10/23/28
(a)
................ 215 228,997
Fresnillo plc, 4.25%
,
10/02/50
(a)
.... 281 246,806
Mexico City Airport Trust, 4.25%
,
10/31/26
(a)
................ 352 347,600
Operadora de Servicios Mega SA de
CV Sofom ER, 8.25%
,
02/11/25
(a)
. 475 354,558
Trust Fibra Uno, 5.25%
,
01/30/26
(a)
.. 245 251,783
2,468,235
Morocco — 0.0%
Vivo Energy Investments BV, 5.13%
,
09/24/27
(a)
................ 287 284,130
Netherlands — 0.1%
(a)
Titan Holdings II BV, 5.13%
,
07/15/29 EUR 1,780 1,809,626
Trivium Packaging Finance BV, 5.50%
,
08/15/26
(p)
................ USD 662 659,272
2,468,898
Oman — 0.0%
(a)
OQ SAOC, 5.13%
,
05/06/28 ...... 265 261,572
Oryx Funding Ltd., 5.80%
,
02/03/31 . 200 200,000
461,572
Panama — 0.0%
Banco Nacional de Panama, 2.50%
,
08/11/30
(a)
................ 200 175,690
Peru — 0.0%
Inkia Energy Ltd., 5.88%
,
11/09/27
(c)
. 290 278,998
SAN Miguel Industrias Pet SA, 3.50%
,
08/02/28
(a)
................ 434 389,868
668,866
Security
Par (000)
Par (000) Value
Philippines — 0.0%
(b)(c)(o)
Globe Telecom, Inc., (US Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 5.53%), 4.20% . USD 340 $ 325,550
Rizal Commercial Banking Corp., (US
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 6.24%),
6.50% ................... 323 307,011
632,561
Russia — 0.0%
Metalloinvest Finance DAC, 3.38%
,
10/22/28
(a)
................ 657 131,400
Saudi Arabia — 0.0%
Arabian Centres Sukuk II Ltd., 5.63%
,
10/07/26
(a)
................ 657 620,865
EIG Pearl Holdings SARL
3.55%, 08/31/36
(c)
........... 925 883,375
3.55%, 08/31/36
(a)
........... 345 329,475
1,833,715
Singapore — 0.1%
BOC Aviation Ltd., 3.50%
,
09/18/27
(c)
1,000 980,938
DBS Group Holdings Ltd., (US Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 1.92%), 3.30%
(b)(c)
(o)
...................... 660 640,391
GLP Pte. Ltd., (US Treasury Yield
Curve Rate T Note Constant
Maturity 5 Year + 3.74%), 4.50%
(b)(c)
(o)
...................... 363 322,911
LMIRT Capital Pte. Ltd., 7.50%
,
02/09/26
(c)
................ 323 316,540
Puma International Financing SA
5.13%, 10/06/24
(a)
........... 200 190,000
5.13%, 10/06/24
(c)
........... 227 215,650
2,666,430
South Africa — 0.0%
Gold Fields Orogen Holdings BVI Ltd.,
5.13%
,
05/15/24
(a)
........... 279 284,022
Liquid Telecommunications Financing
plc, 5.50%
,
09/04/26
(a)
........ 390 369,525
Sasol Financing USA LLC, 5.50%
,
03/18/31 ................. 329 306,792
960,339
South Korea — 0.1%
(c)
Hanwha Life Insurance Co. Ltd., (US
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.85%),
3.38%
,
02/04/32
(b)
........... 900 858,159
Kookmin Bank
(US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year +
2.64%), 4.35%
(b)(o)
......... 660 661,361
2.50%, 11/04/30 ............ 400 354,792
LG Chem Ltd., 2.38%
,
07/07/31 .... 720 644,343
Shinhan Financial Group Co. Ltd., (US
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.06%),
2.87%
(b)(o)
................. 440 399,300
SK Battery America, Inc., 2.13%
,
01/26/26 ................. 880 815,452
SK Hynix, Inc., 2.38%
,
01/19/31 .... 900 778,860
4,512,267

BlackRock Global Allocation V.I. Fund

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2022
Security
Par (000)
Par (000) Value
Switzerland — 0.1%
(a)(b)(o)
Credit Suisse Group AG
(US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year +
4.82%), 6.37% ........... USD 1,841 $ 1,817,196
(US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year +
3.29%), 5.10% ........... 200 184,000
UBS Group AG, (USD Swap Semi 5
Year + 4.34%), 7.00% ........ 1,022 1,066,263
3,067,459
Tanzania, United Republic Of — 0.0%
HTA Group Ltd., 7.00%
,
12/18/25
(a)
.. 200 197,625
Thailand — 0.1%
(c)
Bangkok Bank PCL
(b)
(US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year +
4.73%), 5.00%
(o)
.......... 400 390,700
(US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year +
1.90%), 3.73%, 09/25/34 .... 200 186,475
GC Treasury Center Co. Ltd., 2.98%
,
03/18/31 ................. 440 402,941
Kasikornbank PCL
(b)
(US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year +
4.94%), 5.28%
(o)
.......... 300 291,806
(US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year +
1.70%), 3.34%, 10/02/31 .... 200 187,663
Krung Thai Bank PCL, (US Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.53%), 4.40%
(b)(o)
282 264,022
Muang Thai Life Assurance PCL, (US
Treasury Yield Curve Rate T Note
Constant Maturity 10 Year + 2.40%),
3.55%
,
01/27/37
(b)
........... 685 644,099
TMBThanachart Bank PCL, (US
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.26%),
4.90%
(b)(o)
................. 323 309,535
2,677,241
Turkey — 0.0%
Bio City Development Co. BV, 8.00%
,
07/06/21
(a)(d)(e)(f)(l)(m)
........... 21,400 1,579,320
Ukraine — 0.0%
Metinvest BV, 8.50%
,
04/23/26
(c)
... 305 132,675
United Arab Emirates — 0.0%
DP World plc, 6.85%
,
07/02/37
(c)
... 360 433,417
Galaxy Pipeline Assets Bidco Ltd.,
2.94%
,
09/30/40
(c)
........... 357 322,193
MAF Sukuk Ltd., 4.64%
,
05/14/29
(c)
. 580 601,134
Shelf Drilling Holdings Ltd., 8.88%
,
11/15/24
(a)
................ 56 56,910
1,413,654
United Kingdom — 0.5%
BCP V Modular Services Finance II plc,
6.13%
,
11/30/28
(a)
........... GBP 3,708 4,617,234
BCP V Modular Services Finance plc,
6.75%
,
11/30/29
(a)
........... EUR 4,944 4,963,390
Boparan Finance plc, 7.63%
,
11/30/25
(c)
................. GBP 3,326 3,524,852
Security
Par (000)
Par (000) Value
United Kingdom (continued)
Connect Finco SARL, 6.75%
,
10/01/26
(a)
................ USD 1,505 $ 1,531,172
Constellation Automotive Financing plc,
4.88%
,
07/15/27
(a)
........... GBP 1,004 1,203,500
Deuce Finco plc
5.50%, 06/15/27
(a)
........... 7,645 9,591,328
Inspired Entertainment Financing plc,
7.88%
,
06/01/26
(a)
........... 2,115 2,806,153
Kane Bidco Ltd.
(a)
5.00%, 02/15/27 ............ EUR 1,945 2,101,751
6.50%, 02/15/27 ............ GBP 2,337 2,986,005
Vodafone Group plc, (US Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.77%), 4.12%
,
06/04/81
(b)
................ USD 1,108 1,005,997
Wheel Bidco Ltd., 6.75%
,
07/15/26
(a)
. GBP 1,169 1,439,955
35,771,337
United States — 1.9%
AbbVie, Inc., 4.25%
,
11/21/49 ..... USD 1,681 1,744,402
Affinity Gaming, 6.88%
,
12/15/27
(a)
.. 271 263,548
Albertsons Cos., Inc., 3.50%
,
03/15/29
(a)
................ 3,547 3,201,061
Allegiant Travel Co., 8.50%
,
02/05/24
(a)
5,715 5,972,175
AMC Networks, Inc.
5.00%, 04/01/24 ............ 13 12,967
4.75%, 08/01/25 ............ 30 29,894
American Express Co., (US Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.85%), 3.55%
(b)(o)
1,115 1,016,099
Aramark Services, Inc., 5.00%
,
02/01/28
(a)
................ 33 32,010
Ashton Woods USA LLC, 4.63%
,
08/01/29
(a)
................ 84 74,074
Avantor Funding, Inc., 4.63%
,
07/15/28
(a)
................ 126 124,614
Avaya, Inc., 6.13%
,
09/15/28
(a)
..... 1,945 1,918,101
Boyd Gaming Corp., 8.63%
,
06/01/25
(a)
44 46,216
Broadcom, Inc.
1.95%, 02/15/28
(a)
........... 370 333,402
4.15%, 11/15/30 ............ 1,351 1,369,223
Caesars Entertainment, Inc., 4.63%
,
10/15/29
(a)
................ 123 115,005
Capital One Financial Corp., Series
M, (US Treasury Yield Curve Rate
T Note Constant Maturity 5 Year +
3.16%), 3.95%
(b)(o)
........... 1,092 1,015,669
Carrols Restaurant Group, Inc., 5.88%
,
07/01/29
(a)
................ 445 362,675
CDI Escrow Issuer, Inc., 5.75%
,
04/01/30
(a)
................ 639 645,390
Cedar Fair LP
5.38%, 04/15/27 ............ 17 16,830
5.25%, 07/15/29 ............ 17 16,745
Charter Communications Operating
LLC, 2.80%
,
04/01/31 ......... 2,140 1,928,769
Chesapeake Energy Corp.
(a)
5.50%, 02/01/26 ............ 111 113,673
5.88%, 02/01/29 ............ 20 20,650
Churchill Downs, Inc., 5.50%
,
04/01/27
(a)
................ 20 20,227
Colgate Energy Partners III LLC
(a)
7.75%, 02/15/26 ............ 92 98,073
5.88%, 07/01/29 ............ 75 77,321

BlackRock Global Allocation V.I. Fund

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2022
Security
Par (000)
Par (000) Value
United States (continued)
Colt Merger Sub, Inc.
(a)
5.75%, 07/01/25 ............ USD 158 $ 161,252
8.13%, 07/01/27 ............ 83 88,931
Commercial Metals Co., 4.38%
,
03/15/32 ................. 441 409,579
Covanta Holding Corp., 4.88%
,
12/01/29
(a)
................ 110 105,017
CrownRock LP, 5.63%
,
10/15/25
(a)
.. 33 33,635
CSC Holdings LLC
(a)
4.13%, 12/01/30 ............ 204 178,880
4.63%, 12/01/30 ............ 969 810,365
3.38%, 02/15/31 ............ 979 824,808
CVS Health Corp., 5.05%
,
03/25/48 . 1,813 2,053,206
Darling Ingredients, Inc., 5.25%
,
04/15/27
(a)
................ 17 17,340
DaVita, Inc.
(a)
4.63%, 06/01/30 ............ 151 141,004
3.75%, 02/15/31 ............ 305 266,875
DISH DBS Corp., 5.25%
,
12/01/26
(a)
. 2,115 2,014,537
Equinix, Inc., 2.50%
,
05/15/31 ..... 613 549,753
Forestar Group, Inc.
(a)
3.85%, 05/15/26 ............ 108 100,710
5.00%, 03/01/28 ............ 3,380 3,168,750
Freed Corp., 10.00%
,
12/01/23
(f)
.... 4,903 4,774,541
Freedom Mortgage Corp.
(a)
8.13%, 11/15/24 ............ 870 866,738
8.25%, 04/15/25 ............ 680 677,946
Fresh Market, Inc. (The), 9.75%
,
05/01/23
(a)
................ 969 950,419
Frontier Communications Corp.
(a)
5.88%, 10/15/27 ............ 930 923,769
5.00%, 05/01/28 ............ 1,504 1,443,840
6.75%, 05/01/29 ............ 2,378 2,282,880
Frontier North, Inc., Series G, 6.73%
,
02/15/28 ................. 1,680 1,705,200
Full House Resorts, Inc., 8.25%
,
02/15/28
(a)
................ 101 103,273
GCI LLC, 4.75%
,
10/15/28
(a)
...... 413 403,195
General Motors Financial Co., Inc.,
2.70%
,
08/20/27 ............ 2,559 2,407,583
Genesis Energy LP, 8.00%
,
01/15/27 71 73,038
Gilead Sciences, Inc., 4.75%
,
03/01/46 1,604 1,777,523
Great Western Petroleum LLC, 12.00%
,
09/01/25
(a)
................ 143 159,445
Homes by West Bay LLC, 9.50%
,
04/30/27
(f)
................. 6,434 6,321,405
Howard Hughes Corp. (The), 5.38%
,
08/01/28
(a)
................ 8 8,032
iHeartCommunications, Inc.
6.38%, 05/01/26 ............ 24 25,127
5.25%, 08/15/27
(a)
........... 22 21,753
Joseph T Ryerson & Son, Inc., 8.50%
,
08/01/28
(a)
................ 204 220,830
Kraft Heinz Foods Co., 4.38%
,
06/01/46 ................. 1,774 1,752,073
Legends Hospitality Holding Co. LLC,
5.00%
,
02/01/26
(a)
........... 26 24,960
Level 3 Financing, Inc., 3.63%
,
01/15/29
(a)
................ 84 73,500
Lightning eMotors, Inc., 7.50%
,
05/15/24
(a)(m)
............... 1,137 982,265
Lions Gate Capital Holdings LLC,
5.50%
,
04/15/29
(a)
........... 277 266,959
LogMeIn, Inc., 5.50%
,
09/01/27
(a)
... 675 630,018
Security
Par (000)
Par (000) Value
United States (continued)
Lowe's Cos., Inc.
3.35%, 04/01/27 ............ USD 975 $ 980,700
4.25%, 04/01/52 ............ 2,083 2,154,517
Lumen Technologies, Inc., 5.13%
,
12/15/26
(a)
................ 1,772 1,687,830
Magallanes, Inc., 3.43%
,
03/15/24
(a)
. 642 645,520
Masonite International Corp., 5.38%
,
02/01/28
(a)
................ 15 15,112
Meritor, Inc., 4.50%
,
12/15/28
(a)
.... 22 22,056
MGM Growth Properties Operating
Partnership LP
5.63%, 05/01/24 ............ 178 183,247
3.88%, 02/15/29
(a)
........... 968 951,060
Midwest Gaming Borrower LLC, 4.88%
,
05/01/29
(a)
................ 57 52,546
Mozart Debt Merger Sub, Inc., 3.88%
,
04/01/29
(a)
................ 334 308,950
Nationstar Mortgage Holdings, Inc.
(a)
6.00%, 01/15/27 ............ 261 265,594
5.50%, 08/15/28 ............ 994 955,532
5.13%, 12/15/30 ............ 70 64,750
New Home Co., Inc. (The), 7.25%
,
10/15/25
(a)
................ 635 613,931
Nexstar Broadcasting, Inc., 4.75%
,
11/01/28
(a)
................ 191 185,031
NRG Energy, Inc.
5.75%, 01/15/28 ............ 28 28,459
5.25%, 06/15/29
(a)
........... 21 20,522
NuStar Logistics LP, 5.75%
,
10/01/25 507 516,506
OA Leasing Corp., 8.00%
,
01/21/24
(f)
AUD 550 411,565
ONEOK Partners LP, 4.90%
,
03/15/25 USD 2,931 3,025,114
Oracle Corp., 3.95%
,
03/25/51 ..... 1,629 1,424,097
Outfront Media Capital LLC, 5.00%
,
08/15/27
(a)
................ 19 18,574
Pacific Gas & Electric Co., 4.50%
,
07/01/40 ................. 985 897,039
Park Intermediate Holdings LLC
(a)
5.88%, 10/01/28 ............ 60 59,945
4.88%, 05/15/29 ............ 384 359,981
Parsley Energy LLC, 5.63%
,
10/15/27
(a)
41 42,374
Peninsula Pacific Entertainment LLC,
8.50%
,
11/15/27
(a)
........... 346 382,762
PG&E Corp.
5.00%, 07/01/28 ............ 1,451 1,402,536
5.25%, 07/01/30 ............ 64 62,074
Pitney Bowes, Inc.
(a)
6.88%, 03/15/27 ............ 2,074 1,961,631
7.25%, 03/15/29 ............ 1,790 1,688,453
Playtika Holding Corp., 4.25%
,
03/15/29
(a)
................ 605 558,113
Radiate Holdco LLC, 4.50%
,
09/15/26
(a)
146 140,890
Rattler Midstream LP, 5.63%
,
07/15/25
(a)
................ 113 114,695
Renewable Energy Group, Inc., 5.88%
,
06/01/28
(a)
................ 59 63,374
RMIT Cash Management LLC, Series
2021-3, Class A, 3.88%
,
10/17/33
(f)
7,680 7,315,200
Sabre GLBL, Inc., 9.25%
,
04/15/25
(a)
. 1,340 1,485,571
Select Medical Corp., 6.25%
,
08/15/26
(a)
................ 5,559 5,754,899
Service Properties Trust
5.00%, 08/15/22 ............ 1,668 1,659,660
4.50%, 06/15/23 ............ 536 529,863
7.50%, 09/15/25 ............ 67 70,286

BlackRock Global Allocation V.I. Fund

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2022
Security
Par (000)
Par (000) Value
United States (continued)
Sirius XM Radio, Inc.
(a)
5.00%, 08/01/27 ............ USD 51 $ 50,872
5.50%, 07/01/29 ............ 43 43,645
4.13%, 07/01/30 ............ 121 113,277
Six Flags Entertainment Corp., 4.88%
,
07/31/24
(a)
................ 33 33,000
SM Energy Co., 10.00%
,
01/15/25
(a)
. 347 378,806
Sonder Corp., (LIBOR USD 3 Month +
7.00%), 7.93%
,
01/19/27
(b)(f)
..... 5,627 5,275,313
SRS Distribution, Inc., 4.63%
,
07/01/28
(a)
................ 62 59,223
Standard Industries, Inc., 5.00%
,
02/15/27
(a)
................ 16 15,860
Stem, Inc., 0.50%
,
12/01/28
(a)(m)
.... 213 157,982
Summit Materials LLC, 5.25%
,
01/15/29
(a)
................ 32 31,600
Sunoco LP
6.00%, 04/15/27 ............ 20 20,375
4.50%, 05/15/29 ............ 73 68,871
4.50%, 04/30/30
(a)
........... 253 233,085
Talen Energy Supply LLC, 7.63%
,
06/01/28
(a)
................ 878 813,291
Tap Rock Resources LLC, 7.00%
,
10/01/26
(a)
................ 2,948 3,051,534
Targa Resources Partners LP
5.88%, 04/15/26 ............ 34 35,064
6.50%, 07/15/27 ............ 27 28,408
Teleflex, Inc., 4.63%
,
11/15/27 ..... 17 17,234
Tenet Healthcare Corp.
(a)
4.63%, 09/01/24 ............ 20 20,137
4.88%, 01/01/26 ............ 69 69,604
6.25%, 02/01/27 ............ 51 52,356
4.63%, 06/15/28 ............ 46 45,137
TransDigm, Inc., 6.25%
,
03/15/26
(a)
.. 9,973 10,238,681
Union Pacific Corp., 2.80%
,
02/14/32 2,372 2,277,417
United Airlines Pass-Through Trust,
Series 2020-1, Class A, 5.88%
,
10/15/27 ................. 1,944 2,012,629
United Rentals North America, Inc.,
5.50%
,
05/15/27 ............ 35 36,201
United Shore Financial Services LLC,
5.50%
,
11/15/25
(a)
........... 102 98,940
VICI Properties LP
(a)
3.50%, 02/15/25 ............ 102 100,495
4.13%, 08/15/30 ............ 146 140,943
Vistra Operations Co. LLC
(a)
5.63%, 02/15/27 ............ 3,047 3,044,425
5.00%, 07/31/27 ............ 44 43,288
Workday, Inc., 3.50%
,
04/01/27 .... 645 644,832
Wyndham Destinations, Inc., 6.63%
,
07/31/26
(a)
................ 116 120,930
Wyndham Hotels & Resorts, Inc.,
4.38%
,
08/15/28
(a)
........... 51 49,088
Xerox Holdings Corp., 5.00%
,
08/15/25
(a)
................ 1,337 1,352,041
XHR LP
(a)
6.38%, 08/15/25 ............ 488 502,921
4.88%, 06/01/29 ............ 58 56,343
Zayo Group Holdings, Inc., 4.00%
,
03/01/27
(a)
................ 1,280 1,177,894
131,962,068
Security
Par (000)
Par (000) Value
Vietnam — 0.0%
Mong Duong Finance Holdings BV,
5.13%
,
05/07/29
(c)
........... USD 645 $ 577,194
Zambia — 0.0%
First Quantum Minerals Ltd., 6.88%
,
10/15/27
(a)
................ 1,302 1,354,080
Total Corporate Bonds — 5.0%
(Cost: $410,457,501) ............................. 342,199,420
Floating Rate Loan Interests
Belgium — 0.1%
Apollo Finco BV, Facility Term Loan
B, (EURIBOR 3 Month + 4.88%),
4.88%
,
 10/02/28
(b)
........... EUR 5,715 6,045,622
Canada — 0.2%
(b)
Bausch Health Cos., Inc., Term Loan,
(LIBOR USD 1 Month + 3.00%),
3.46%
,
 06/02/25 ............ USD 3,029 3,001,444
Knowlton Development Corp., Inc.,
Term Loan, (EURIBOR 3 Month +
5.00%), 5.00%
,
 12/22/25 ...... EUR 8,128 8,901,528
Raptor Acquisition Corp., 1st Lien Term
Loan B, (LIBOR USD 3 Month +
4.00%), 4.93%
,
 11/01/26 ....... USD 335 332,961
12,235,933
France — 0.1%
Babilou Family, Facility Term Loan,
(EURIBOR 3 Month + 4.00%),
4.00%
,
 11/17/27
(b)
........... EUR 9,198 10,124,411
Jersey, Channel Islands — 0.1%
(b)(f)
Vita Global Finco Ltd., Facility Term
Loan, (LIBOR GBP 6 Month +
7.00%), 7.69%
,
 07/06/27 ...... GBP 1,737 2,273,469
Vita Global Finco Ltd., Term Loan,
(EURIBOR 3 Month + 7.00%),
0.00% - 7.00%
,
 01/01/28 ...... EUR 2,895 3,190,888
5,464,357
Luxembourg — 0.2%
(b)
CatLuxe SARL, Facility Term Loan
B1, (EURIBOR 3 Month + 4.50%),
4.50%
,
 10/02/24 ............ 2,290 1,754,695
CatLuxe SARL, Facility Term Loan
B3, (EURIBOR 3 Month + 4.50%),
4.50%
,
 10/02/24 ............ 5,783 4,429,885
Jazz Pharmaceuticals plc, Term Loan,
(LIBOR USD 1 Month + 3.50%),
4.00%
,
 05/05/28 ............ USD 4,714 4,692,072
Luxembourg Life Fund II - Absolute
Return Fund III, Term Loan, (LIBOR
USD 3 Month + 0.00%), 0.00% -
18.00%
,
 01/01/28
(f)
.......... 4,838 4,795,431
15,672,083
Netherlands — 0.4%
(b)
Cypher Bidco BV, Term Loan,
(EURIBOR 6 Month + 0.00%),
0.00% - 7.00%
,
 01/01/28
(f)
...... EUR 6,673 6,985,289
Flutter Entertainment plc, Term Loan,
(LIBOR USD 3 Month + 2.25%),
3.26%
,
 07/21/26 ............ USD 3,577 3,544,851

BlackRock Global Allocation V.I. Fund

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2022
Security
Par (000)
Par (000) Value
Netherlands (continued)
Median BV, Facility Term Loan B1,
(EURIBOR 3 Month + 5.00%),
5.00%
,
 10/14/27 ............ EUR 3,900 $ 4,217,301
Ziggo BV, Facility Term Loan H,
(EURIBOR 6 Month + 3.00%),
3.00%
,
 01/31/29 ............ 11,807 12,767,716
27,515,157
Spain — 0.1%
Challenger, Term Loan, (EURIBOR
3 Month + 0.00%), 0.00% -
7.00%
,
 01/01/28
(b)(f)
.......... 6,769 7,469,012
United Kingdom — 0.2%
(b)
Constellation Automotive Ltd., Facility
2nd Lien Term Loan, (LIBOR GBP 6
Month + 7.50%), 8.19%
,
 07/27/29 GBP 1,181 1,530,089
Entain plc, Facility Term Loan B,
(LIBOR USD 6 Month + 2.25%),
3.74%
,
 03/29/27
(f)
........... USD 1,763 1,745,497
Mercia, Term Loan A1, (LIBOR
GBP 3 Month + 2.40%), 0.00% -
7.00%
,
 01/01/28
(f)
........... GBP 3,102 4,074,327
Mercia, Term Loan A2, (LIBOR
GBP 3 Month + 2.40%), 0.00% -
7.00%
,
 01/01/28
(f)
........... 6,398 8,405,022
Mercia, Term Loan B1, (LIBOR
GBP 3 Month + 2.40%), 0.00% -
5.00%
,
 01/01/28
(f)
........... 360 473,240
16,228,175
United States — 2.8%
ACProducts Holdings, Inc., Term Loan,
05/17/28
(b)(q)
............... USD 3,829 3,443,510
Aimbridge Acquisition Co., Inc., 1st Lien
Term Loan, (LIBOR USD 1 Month +
4.75%), 5.50%
,
 02/02/26
(b)
..... 3,179 3,150,875
Altar BidCo, Inc., 1st Lien Term Loan,
02/01/29
(b)(q)
............... 2,729 2,688,911
American Auto Auction Group LLC, 1st
Lien Term Loan B, (LIBOR USD 3
Month + 5.00%), 5.80%
,
 12/30/27
(b)
3,213 3,152,705
American Rock Salt Co. LLC, 1st Lien
Term Loan, 06/09/28
(b)(q)
....... 527 520,090
Avaya, Inc., Term Loan B1,
(LIBOR USD 1 Month + 4.25%),
4.65%
,
 12/15/27
(b)
........... 1,187 1,176,926
Avaya, Inc., Term Loan B2,
(LIBOR USD 1 Month + 4.00%),
4.40%
,
 12/15/27
(b)
........... 909 897,417
Bally's Corp., Facility Term Loan B,
(LIBOR USD 3 Month + 3.25%),
3.75%
,
 10/02/28
(b)
........... 2,649 2,632,801
Cablevision Lightpath LLC, Term Loan,
(LIBOR USD 1 Month + 3.25%),
3.75%
,
 11/30/27
(b)
........... 703 692,786
Caesars Resort Collection LLC, Term
Loan B1, (LIBOR USD 1 Month +
3.50%), 3.96%
,
 07/21/25
(b)
..... 1,304 1,298,244
Change Healthcare Holdings, Inc.,
Term Loan, (LIBOR USD 1 Month +
2.50%), 3.50%
,
 03/01/24
(b)
..... 640 635,241
City Brewing Co., LLC, 1st Lien Term
Loan, (LIBOR USD 1 Month +
3.50%), 4.47%
,
 04/05/28
(b)
..... 766 696,681
Security
Par (000)
Par (000) Value
United States (continued)
CML ST Regis Aspen, Term Loan,
01/01/28
(b)(f)(q)
.............. USD 4,793 $ 4,722,185
CML Trigrams, Term Loan, 09/15/24
(b)(q)
24,925 24,837,809
Cobham Ultra U.S. Co., Term Loan,
11/17/28
(b)(q)
............... 296 292,424
Columbus McKinnon Corp., Term Loan,
(LIBOR USD 3 Month + 2.75%),
3.81%
,
 05/14/28
(b)
........... 187 183,234
Conair Holdings LLC, 1st Lien Term
Loan, (LIBOR USD 1 Month +
3.75%), 4.76%
,
 05/17/28
(b)
..... 441 433,077
ConnectWise LLC, Term Loan,
(LIBOR USD 1 Month + 3.50%),
4.00%
,
 09/29/28
(b)
........... 841 834,165
CP Iris Holdco I, Inc., 1st Lien Term
Loan, (LIBOR USD 1 Month +
3.50%), 4.00%
,
 10/02/28
(b)
..... 293 285,324
CP Iris Holdco I, Inc., Delayed Draw 1st
Lien Term Loan, 10/02/28
(b)(q)
.... 59 57,064
DirectTV Financing LLC, Term Loan,
(LIBOR USD 1 Month + 5.00%),
5.75%
,
 08/02/27
(b)
........... 1,751 1,746,883
DRI Holding, Inc., 1st Lien Term Loan,
(LIBOR USD 1 Month + 5.25%),
5.75%
,
 12/21/28
(b)
........... 1,050 1,029,000
DS Parent, Inc., Term Loan B,
(LIBOR USD 3 Month + 5.75%),
6.76%
,
 12/10/28
(b)(f)
.......... 1,655 1,605,398
DT Midstream, Inc., Term Loan,
(LIBOR USD 1 Month + 2.00%),
2.50%
,
 06/26/28
(b)
........... 1,488 1,484,307
Ecl Entertainment LLC, Term Loan B,
(LIBOR USD 3 Month + 7.50%),
8.25%
,
 05/01/28
(b)
........... 2,149 2,157,723
Emerald Technologies (U.S.)
Acquisitionco, Inc., Term Loan B,
(LIBOR USD 6 Month + 6.25%),
7.25%
,
 12/29/27
(b)(f)
.......... 1,279 1,240,630
Enterprise Development Authority
(The), Term Loan B, (LIBOR USD 1
Month + 4.25%), 5.00%
,
 02/28/28
(b)
3,566 3,530,136
Fanatics Commerce Intermediate
Holdco LLC, Term Loan,
(LIBOR USD 1 Month + 3.25%),
3.75%
,
 11/24/28
(b)
........... 1,288 1,274,895
Foundation Building Materials, Inc.,
1st Lien Term Loan, (LIBOR USD 3
Month + 3.25%), 3.75%
,
 01/31/28
(b)
382 374,555
Frontier Communications Holdings
LLC, Term Loan B, (LIBOR USD 3
Month + 3.75%), 4.81%
,
 05/01/28
(b)
2,437 2,396,249
Galaxy Brands (Refi), Term Loan,
(LIBOR USD 3 Month + 0.00%) , 0.00%
- 7.00%
,
 11/12/26
(b)(f)
......... 5,607 5,501,698
GoTo Group, Inc., 1st Lien Term Loan,
(LIBOR USD 1 Month + 4.75%),
5.22%
,
 08/31/27
(b)
........... 3,583 3,512,728
Gray Television, Inc., Term Loan D,
(LIBOR USD 1 Month + 3.00%),
3.46%
,
 12/01/28
(b)
........... 4,228 4,202,736
Green Plains Operating Co. LLC,
Term Loan, (LIBOR USD 3 Month +
0.00%), 8.20%
,
 07/20/26
(b)(f)
..... 4,505 4,505,000

BlackRock Global Allocation V.I. Fund

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2022
Security
Par (000)
Par (000) Value
United States (continued)
Herschend Entertainment Co. LLC,
Term Loan, (LIBOR USD 1 Month +
3.75%), 4.25%
,
 08/27/28
(b)
..... USD 415 $ 411,845
Hilton Grand Vacations Borrower LLC,
Term Loan, (LIBOR USD 1 Month +
3.00%), 3.50%
,
 08/02/28
(b)
..... 2,394 2,377,088
Hilton Worldwide Finance LLC, Term
Loan B2, (LIBOR USD 1 Month +
1.75%), 2.21%
,
 06/22/26
(b)
..... 5,703 5,638,225
Hydrofarm Holdings Group, Inc., Term
Loan, (LIBOR USD 1 Month +
5.50%), 6.50%
,
 10/25/28
(b)(f)
..... 781 741,990
Informatica LLC, Term Loan,
(LIBOR USD 1 Month + 2.75%),
3.25%
,
 10/27/28
(b)
........... 2,875 2,841,937
ITT Holdings LLC, Term Loan,
(LIBOR USD 1 Month + 2.75%),
3.25%
,
 07/10/28
(b)
........... 726 715,283
J&J Ventures Gaming LLC, Term Loan,
(LIBOR USD 1 Month + 4.00%),
4.75%
,
 04/26/28
(b)
........... 1,556 1,538,725
Jack Ohio Finance LLC, Term Loan,
(LIBOR USD 1 Month + 4.75%),
5.50%
,
 10/04/28
(b)(f)
.......... 607 599,884
Jeld-Wen, Inc., Term Loan, (LIBOR
USD 1 Month + 2.25%),
2.71%
,
 07/28/28
(b)
........... 1,562 1,546,054
Jo-Ann Stores LLC, Term Loan B1,
(LIBOR USD 3 Month + 4.75%),
5.50%
,
 07/07/28
(b)
........... 2,257 1,958,774
Kronos Acquisition Holdings, Inc.,
Term Loan, (LIBOR USD 3 Month +
6.00%), 7.00%
,
 12/22/26
(b)
..... 557 551,664
LBM Acquisition LLC, 1st Lien Term
Loan, (LIBOR USD 3 Month +
0.00%), 4.50%
,
 12/17/27
(b)
..... 4,282 4,171,220
Leslie's Poolmart, Inc., Term Loan,
(LIBOR USD 3 Month + 2.50%),
3.02%
,
 03/09/28
(b)
........... 1,875 1,847,401
LSF11 A5 Holdco LLC, Term Loan,
(LIBOR USD 1 Month + 3.50%),
4.00%
,
 10/15/28
(b)
........... 1,527 1,503,713
Luxembourg Life Fund - Long Term
Growth Fund, Term Loan, (LIBOR
USD 3 Month + 0.00%), 0.00% -
18.00%
,
 04/01/23
(b)(f)
......... 5,581 5,567,047
Maverick Gaming LLC, Facility Term
Loan B, (LIBOR USD 3 Month +
7.50%), 8.50%
,
 09/03/26
(b)
..... 1,006 988,341
Medical Solutions Holdings, Inc., 2nd
Lien Term Loan, (LIBOR USD 3
Month + 7.00%), 7.50%
,
 11/01/29
(b)
557 534,720
Medline Borrower LP, Term Loan,
(LIBOR USD 1 Month + 3.25%),
3.75%
,
 10/23/28
(b)
........... 3,910 3,868,945
MetroNet Systems Holdings LLC, 1st
Lien Term Loan, (LIBOR USD 1
Month + 3.75%), 4.50%
,
 06/02/28
(b)
766 757,072
Michaels Cos., Inc. (The), Term Loan
B, (LIBOR USD 1 Month + 4.25%),
5.26%
,
 04/15/28
(b)
........... 405 378,787
MIP V Waste Holdings LLC, Term Loan,
(LIBOR USD 1 Month + 3.25%),
3.75%
,
 12/08/28
(b)
........... 926 914,425
Security
Par (000)
Par (000) Value
United States (continued)
Naked Juice LLC, 2nd Lien Term Loan,
(LIBOR USD 3 Month + 6.00%),
6.65%
,
 01/24/30
(b)
........... USD 153 $ 152,235
OD Intermediate SUBI Holdco II LLC,
Term Loan, 04/01/26
(f)(q)(r)
...... 7,949 7,702,843
OVG Business Services LLC, Term
Loan, (LIBOR USD 3 Month +
6.25%), 7.25%
,
 11/20/28
(b)
..... 2,059 1,981,787
Park River Holdings, Inc., 1st Lien
Term Loan, (LIBOR USD 1 Month +
3.25%), 4.22%
,
 12/28/27
(b)
..... 1,526 1,490,456
PG&E Corp., Term Loan, (LIBOR
USD 1 Month + 3.00%),
3.50%
,
 06/23/25
(b)
........... 1,803 1,778,215
Playtika Holding Corp., Term Loan B1,
(LIBOR USD 1 Month + 2.75%),
3.21%
,
 03/13/28
(b)
........... 4,076 4,010,321
ProFrac Holdings II, LLC, Term Loan,
(LIBOR USD 3 Month + 8.50%),
9.60%
,
 03/04/25
(b)
........... 2,891 2,833,180
Project Ruby Ultimate Parent Corp.,
1st Lien Term Loan, (LIBOR USD 1
Month + 3.25%), 4.00%
,
 03/10/28
(b)
3,758 3,716,702
Redstone HoldCo 2 LP, 1st Lien Term
Loan, (LIBOR USD 1 Month +
4.75%), 5.50%
,
 04/27/28
(b)
..... 4,127 4,024,078
Redstone HoldCo 2 LP, 2nd Lien Term
Loan, (LIBOR USD 3 Month +
0.08%), 8.50%
,
 04/27/29
(b)
..... 2,250 2,047,500
Scientific Games Holdings LP, 1st Lien
Term Loan, (LIBOR USD 3 Month +
0.00%), 0.00%
,
 04/04/29
(b)
..... 1,737 1,719,005
SCIH Salt Holdings, Inc., 1st Lien Term
Loan B1, (LIBOR USD 1 Month +
4.00%), 4.75%
,
 03/16/27
(b)
..... 2,301 2,258,887
Seaworld Parks & Entertainment, Inc.,
Term Loan, (LIBOR USD 1 Month +
3.00%), 3.50%
,
 08/13/22
(b)
..... 3,380 3,335,532
Sheraton Austin, Term Loan, 01/01/28
(b)
(f)(q)
..................... 4,499 4,447,139
Signal Parent, Inc., Term Loan,
04/03/28
(b)(q)
............... 2,981 2,647,076
Sovos Brands Intermediate, Inc., 1st
Lien Term Loan, (LIBOR USD 1
Month + 3.75%), 4.50%
,
 06/08/28
(b)
355 350,271
SRS Distribution, Inc., Term Loan,
(LIBOR USD 1 Month + 3.50%),
4.00% - 4.02%
,
 06/02/28
(b)
..... 1,961 1,934,412
SWF Holdings I Corp., 1st Lien Term
Loan, (LIBOR USD 1 Month +
4.00%), 4.75%
,
 10/06/28
(b)
..... 695 672,989
The Vinoy St. Petersburg, Term Loan,
06/09/26
(b)(f)(q)
.............. 5,636 5,586,708
Tory Burch LLC, Term Loan B,
04/16/28
(b)(q)
............... 627 608,056
Triton Water Holdings, Inc., 1st Lien
Term Loan, 03/31/28
(b)(q)
....... 1,156 1,125,336
Univision Communications, Inc., 1st
Lien Term Loan, (LIBOR USD 1
Month + 3.25%), 4.00%
,
 03/15/26
(b)
809 803,161
Univision Communications, Inc., Term
Loan, (LIBOR USD 1 Month +
3.25%), 4.00%
,
 01/31/29
(b)
..... 1,580 1,561,561

BlackRock Global Allocation V.I. Fund

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2022
Security
Par (000)
Par (000) Value
United States (continued)
Vaco Holdings LLC, Term Loan,
(LIBOR USD 1 Month + 5.00%),
5.80%
,
 01/21/29
(b)
........... USD 1,260 $ 1,249,348
Valcour Packaging LLC, 1st Lien Term
Loan, (LIBOR USD 3 Month +
3.75%), 5.22%
,
 10/04/28
(b)(f)
..... 455 443,625
VS Buyer LLC, Term Loan, (LIBOR
USD 1 Month + 3.00%),
3.46%
,
 02/28/27
(b)
........... 1,695 1,677,013
White Cap Supply Holdings LLC, Term
Loan, (LIBOR USD 1 Month +
3.75%), 4.25%
,
 10/19/27
(b)
..... 4,899 4,835,501
WIN Waste Innovations Holdings, Inc.,
Term Loan, (LIBOR USD 1 Month +
2.75%), 3.76%
,
 03/24/28
(b)
..... 402 398,354
Zurn LLC, 1st Lien Term Loan B,
(LIBOR USD 1 Month + 2.25%),
2.75%
,
 10/04/28
(b)
........... 104 103,048
192,140,886
Total Floating Rate Loan Interests — 4.2%
(Cost: $299,990,608) ............................. 292,895,636
Foreign Agency Obligations
Colombia — 0.0%
Ecopetrol SA
5.38%, 06/26/26 ............ 344 347,878
4.63%, 11/02/31 ............ 260 235,300
583,178
India — 0.0%
(c)
Oil India Ltd., 5.13%
,
02/04/29 ..... 370 386,720
Power Finance Corp. Ltd.
6.15%, 12/06/28 ............ 220 241,904
4.50%, 06/18/29 ............ 810 805,674
1,434,298
Indonesia — 0.0%
Pertamina Persero PT
(c)
3.10%, 08/27/30 ............ 373 352,992
6.00%, 05/03/42 ............ 600 664,278
1,017,270
Mexico — 0.1%
Petroleos Mexicanos
6.50%, 03/13/27 ............ 531 537,239
5.95%, 01/28/31 ............ 560 516,292
6.70%, 02/16/32 ............ 693 658,350
6.75%, 09/21/47 ............ 206 165,408
7.69%, 01/23/50 ............ 143 124,410
2,001,699
Pakistan — 0.0%
Pakistan Water & Power Development
Authority, 7.50%
,
06/04/31
(c)
.... 523 338,700
Panama — 0.0%
(a)
Aeropuerto Internacional de Tocumen
SA, 4.00%
,
08/11/41 ......... 218 198,898
Banco Latinoamericano de Comercio
Exterior SA, 2.38%
,
09/14/25 .... 200 192,750
391,648
Security
Par (000)
Par (000) Value
Qatar — 0.0%
Qatar Petroleum, 3.30%
,
07/12/51
(a)
. USD 285 $ 262,200
Total Foreign Agency Obligations — 0.1%
(Cost: $6,666,014) .............................. 6,028,993
Foreign Government Obligations
Argentina — 0.2%
Argentine Republic
1.00%, 07/09/29 ............ 1,126 384,639
0.50%, 07/09/30
(p)
........... 10,702 3,585,195
1.13%, 07/09/35
(p)
........... 13,212 4,022,922
2.00%, 01/09/38
(p)
........... 4,484 1,692,557
2.50%, 07/09/41
(p)
........... 265 93,522
9,778,835
Austria — 0.1%
Republic of Austria, 2.10%
,
09/20/17
(a)(c)
EUR 4,460 5,956,766
Bahrain — 0.0%
Kingdom of Bahrain
4.25%, 01/25/28
(a)
........... USD 200 193,250
6.75%, 09/20/29
(c)
........... 280 295,015
5.45%, 09/16/32
(c)
........... 378 360,517
848,782
Brazil — 0.0%
Federative Republic of Brazil
4.63%, 01/13/28 ............ 432 433,971
3.88%, 06/12/30 ............ 257 236,890
670,861
Canada — 0.5%
Canada Government Bond, 0.50%
,
09/01/25 ................. CAD 47,141 35,431,449
Chile — 0.0%
Republic of Chile
2.55%, 07/27/33 ............ USD 360 328,140
3.10%, 05/07/41 ............ 243 215,055
4.34%, 03/07/42 ............ 400 410,800
953,995
China — 0.3%
People's Republic of China, 2.68%
,
05/21/30 ................. CNY 127,630 19,739,137
Colombia — 0.0%
Republic of Colombia
4.50%, 01/28/26 ............ USD 200 199,975
3.88%, 04/25/27 ............ 568 546,807
4.50%, 03/15/29 ............ 233 224,233
3.00%, 01/30/30 ............ 398 341,733
3.13%, 04/15/31 ............ 200 169,225
1,481,973
Dominican Republic — 0.1%
Dominican Republic Government Bond
5.95%, 01/25/27
(c)
........... 311 313,332
5.50%, 02/22/29
(a)
........... 375 370,383
4.50%, 01/30/30
(a)
........... 660 606,086
4.88%, 09/23/32
(a)
........... 680 616,165
6.00%, 02/22/33
(a)
........... 300 291,994
5.30%, 01/21/41
(c)
........... 150 130,341
6.40%, 06/05/49
(c)
........... 322 301,030
2,629,331

BlackRock Global Allocation V.I. Fund

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2022
Security
Par (000)
Par (000) Value
Egypt — 0.0%
Arab Republic of Egypt
(a)
6.38%, 04/11/31 ............ EUR 140 $ 132,225
8.50%, 01/31/47 ............ USD 440 374,000
506,225
Guatemala — 0.0%
Republic of Guatemala
(a)
5.38%, 04/24/32 ............ 200 209,162
4.65%, 10/07/41 ............ 200 185,663
394,825
India — 0.0%
(c)
Bharat Petroleum Corp. Ltd., 4.00%
,
05/08/25 ................. 220 219,216
Indian Railway Finance Corp. Ltd.,
3.25%
,
02/13/30 ............ 930 872,219
1,091,435
Indonesia — 0.1%
Perusahaan Penerbit SBSN Indonesia
III
(c)
4.45%, 02/20/29 ............ 300 325,088
2.80%, 06/23/30 ............ 650 637,122
Perusahaan Perseroan Persero PT
Perusahaan Listrik Negara
(c)
5.45%, 05/21/28 ............ 520 558,772
5.38%, 01/25/29 ............ 280 300,681
Republic of Indonesia
4.75%, 01/08/26
(c)
........... 335 355,791
4.10%, 04/24/28 ............ 350 371,613
4.75%, 02/11/29 ............ 200 221,022
8.50%, 10/12/35
(c)
........... 250 356,687
6.63%, 02/17/37
(c)
........... 400 502,950
3,629,726
Mexico — 0.0%
United Mexican States
4.50%, 04/22/29 ............ 356 375,402
2.66%, 05/24/31 ............ 427 388,997
4.75%, 03/08/44 ............ 172 169,850
6.38%, 01/23/45 ............ 107 85,043
4.35%, 01/15/47 ............ 369 342,063
4.50%, 01/31/50 ............ 200 188,900
1,550,255
Mongolia — 0.0%
State of Mongolia, 3.50%
,
07/07/27
(c)
300 273,000
Morocco — 0.0%
Kingdom of Morocco
(a)
3.00%, 12/15/32 ............ 580 500,250
4.00%, 12/15/50 ............ 200 159,750
660,000
Oman — 0.0%
Oman Government Bond
(c)
6.50%, 03/08/47 ............ 200 196,000
6.75%, 01/17/48 ............ 542 539,967
735,967
Pakistan — 0.0%
Islamic Republic of Pakistan
(c)
6.00%, 04/08/26 ............ 282 219,991
7.38%, 04/08/31 ............ 282 207,301
427,292
Security
Par (000)
Par (000) Value
Panama — 0.0%
Republic of Panama
3.16%, 01/23/30 ............ USD 200 $ 195,475
2.25%, 09/29/32 ............ 280 247,677
4.50%, 05/15/47 ............ 200 199,225
4.50%, 04/16/50 ............ 258 255,872
4.50%, 04/01/56 ............ 200 196,412
1,094,661
Paraguay — 0.0%
Republic of Paraguay
5.00%, 04/15/26
(c)
........... 293 305,416
4.95%, 04/28/31
(a)
........... 738 772,732
2.74%, 01/29/33
(a)
........... 335 295,595
5.40%, 03/30/50
(c)
........... 200 201,163
5.40%, 03/30/50
(a)
........... 286 287,662
1,862,568
Peru — 0.0%
Peru Government Bond, 1.86%
,
12/01/32 ................. 329 281,768
Republic of Peru
4.13%, 08/25/27 ............ 216 224,478
2.78%, 01/23/31 ............ 105 99,048
3.00%, 01/15/34 ............ 50 46,850
3.30%, 03/11/41 ............ 157 142,870
795,014
Philippines — 0.0%
Republic of Philippines
3.75%, 01/14/29 ............ 373 388,427
6.38%, 01/15/32 ............ 600 735,816
1,124,243
Qatar — 0.0%
State of Qatar
4.50%, 04/23/28
(c)
........... 324 352,755
4.00%, 03/14/29
(a)
........... 238 254,065
606,820
Romania — 0.0%
Romania Government Bond
3.00%, 02/14/31
(a)
........... 122 113,002
3.63%, 03/27/32
(a)
........... 414 391,748
4.00%, 02/14/51
(c)
........... 124 108,500
613,250
Russia — 0.0%
Russian Federation, 4.25%
,
06/23/27
(c)
400 92,000
Saudi Arabia — 0.0%
Kingdom of Saudi Arabia
(c)
3.63%, 03/04/28 ............ 200 205,500
4.50%, 04/17/30 ............ 332 362,710
3.25%, 11/17/51 ............ 281 247,280
815,490
South Africa — 0.0%
Republic of South Africa, 5.75%
,
09/30/49 ................. 415 361,906
Spain — 0.4%
Kingdom of Spain, 3.45%
,
07/30/66
(a)(c)
EUR 16,747 24,113,366
Ukraine — 0.0%
Ukraine Government Bond
8.99%, 02/01/24
(c)
........... USD 656 288,640
9.75%, 11/01/28
(c)
........... 200 84,000

BlackRock Global Allocation V.I. Fund

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2022
Security
Par (000)
Par (000) Value
Ukraine (continued)
7.25%, 03/15/33
(a)
........... USD 206 $ 84,975
457,615
Uruguay — 0.0%
Oriental Republic of Uruguay
4.38%, 10/27/27 ............ 105 111,125
5.10%, 06/18/50 ............ 171 202,254
313,379
Total Foreign Government Obligations — 1.7%
(Cost: $140,482,684) ............................. 119,010,166
Shares
Shares
Investment Companies
Health Care Select Sector SPDR
Fund
(g)
................... 59,953 8,212,961
Industrial Select Sector SPDR Fund . 36,298 3,737,968
iShares China Large-Cap ETF
(e)(g)
... 106,324 3,399,178
iShares iBoxx $ Investment Grade
Corporate Bond ETF
(e)(g)
....... 8,400 1,015,896
iShares Latin America 40 ETF
(e)(g)
... 111,907 3,400,854
iShares MSCI Brazil ETF
(e)(g)
...... 126,802 4,794,384
iShares MSCI Emerging Markets ETF
(e)
(g)
...................... 16,353 738,338
iShares Nasdaq Biotechnology ETF
(e)
5,951 775,415
KraneShares Bosera MSCI China A
ETF
(g)
................... 50,931 1,866,112
KraneShares CSI China Internet ETF 170,247 4,853,742
SPDR Bloomberg Barclays High Yield
Bond ETF
(g)
............... 6,474 663,585
SPDR Gold Shares
(i)(j)
........... 80,181 14,484,698
United States Oil Fund LP ........ 61,501 4,558,454
VanEck Vectors Semiconductor ETF
(g)
8,454 2,280,805
Total Investment Companies — 0.8%
(Cost: $56,762,843) .............................. 54,782,390
Par (000)
Pa r (000)
Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 1.1%
United States — 1.1%
Connecticut Avenue Securities Trust
(a)(b)
Series 2021-R01, Class 1B1,
(SOFR30A + 3.10%), 3.20%,
10/25/41 ............... 1,150 1,058,422
Series 2022-R01, Class 1B1,
(SOFR30A + 3.15%), 3.25%,
12/25/41 ............... 532 493,565
Federal Home Loan Mortgage Corp.
STACR REMIC Trust, Series
2022-DNA1, Class B1, (SOFR30A +
3.40%), 3.50%, 01/25/42
(a)(b)
.... 620 562,656
Federal Home Loan Mortgage Corp.
STACR REMIC Trust Variable Rate
Notes
(a)(b)
Series 2020-DNA6, Class B1,
(SOFR30A + 3.00%), 3.10%,
12/25/50 ............... 743 695,001
Series 2021-DNA3, Class B1,
(SOFR30A + 3.50%), 3.60%,
10/25/33 ............... 1,836 1,718,158
Security
Par (000)
Par (000) Value
United States (continued)
Series 2021-HQA1, Class B1,
(SOFR30A + 3.00%), 3.10%,
08/25/33 ............... USD 1,359 $ 1,183,391
Series 2021-HQA1, Class B2,
(SOFR30A + 5.00%), 5.10%,
08/25/33 ............... 814 723,412
Federal Home Loan Mortgage Corp.
Structured Agency Credit Risk Debt
Variable Rate Notes
(a)(b)
Series 2021-DNA2, Class B1,
(SOFR30A + 3.40%), 3.50%,
08/25/33 ............... 798 743,035
Series 2021-DNA2, Class B2,
(SOFR30A + 6.00%), 6.10%,
08/25/33 ............... 721 685,404
Federal Home Loan Mortgage
Corp.,Structured Agency Credit Risk
Debt Notes, Series 2021-DNA7,
Class B1, (SOFR30A + 3.65%),
3.75%, 11/25/41
(a)(b)
.......... 1,931 1,827,781
Federal Home Loan Mortgage Corp.
STACR REMIC Trust, Series
2021-DNA6, Class B1, (SOFR30A +
3.40%), 3.50%, 10/25/41
(a)(b)
.... 1,952 1,800,844
JPMorgan Mortgage Trust
(a)(b)
Series 2021-INV5, Class A2A,
2.50%, 12/25/51 .......... 21,592 19,967,298
Series 2021-INV7, Class A3A,
2.50%, 02/25/52 .......... 8,568 8,151,538
Series 2021-INV7, Class A4A,
2.50%, 02/25/52 .......... 3,017 2,511,916
MCM, Series 2021-VFN1,  3.00%,
08/28/28
(f)
................. 1,866 1,236,301
MCM Trust, Series 2018-NPL2, 3.00%,
08/25/28
(f)
................. 4,498 4,498,009
Texas Capital Bank NA, (LIBOR USD 3
Month + 4.50%), 5.51%, 09/30/24
(a)
(b)
...................... 3,692 3,632,043
TVC DSCR,   2.38%, 02/01/51
(f)
.... 8,508 8,508,312
TVC Holding,   2.38%, 02/01/51
(f)
... 2,127 2,605,670
Western Alliance CLN,  (LIBOR USD 3
Month + 5.50%), 5.63%, 12/28/24
(b)
11,150 11,149,042
73,751,798
Commercial Mortgage-Backed Securities — 2.3%
Cayman Islands — 0.0%
MF1 Multifamily Housing Mortgage
Loan Trust, Series 2021-W10, Class
F, (TSFR1M + 3.37%), 3.67%,
12/15/34
(a)(b)
............... 2,461 2,458,191
United States — 2.3%
1211 Avenue of the Americas Trust,
Series 2015-1211, Class D, 4.14%,
08/10/35
(a)(b)
............... 1,520 1,468,249
Alen Mortgage Trust, Series 2021-
ACEN, Class D, (LIBOR USD 1
Month + 3.10%), 3.50%, 04/15/34
(a)
(b)
...................... 1,755 1,714,804
Arbor Multifamily Mortgage Securities
Trust, Series 2020-MF1, Class E,
1.75%, 05/15/53
(a)
........... 550 412,900
BAMLL Commercial Mortgage
Securities Trust, Series 2015-200P,
Class D, 3.60%, 04/14/33
(a)(b)
.... 255 247,441

BlackRock Global Allocation V.I. Fund

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2022
Security
Par (000)
Par (000) Value
United States (continued)
Bayview Commercial Asset Trust
(a)(b)
Series 2005-3A, Class M6, (LIBOR
USD 1 Month + 1.05%), 1.51%,
11/25/35 ............... USD 131 $ 118,940
Series 2006-3A, Class M1, (LIBOR
USD 1 Month + 0.34%), 0.80%,
10/25/36 ............... 155 146,029
BBCMS Mortgage Trust, Series 2017-
DELC, Class E, (LIBOR USD 1
Month + 2.50%), 2.90%, 08/15/36
(a)
(b)
...................... 559 545,007
Beast Mortgage Trust
(a)(b)
Series 2021-SSCP, Class B, (LIBOR
USD 1 Month + 1.10%), 1.50%,
04/15/36 ............... 1,549 1,502,315
Series 2021-SSCP, Class C, (LIBOR
USD 1 Month + 1.35%), 1.75%,
04/15/36 ............... 1,930 1,872,409
Series 2021-SSCP, Class D, (LIBOR
USD 1 Month + 1.60%), 2.00%,
04/15/36 ............... 1,773 1,720,119
Series 2021-SSCP, Class E, (LIBOR
USD 1 Month + 2.10%), 2.50%,
04/15/36 ............... 1,535 1,489,703
Series 2021-SSCP, Class F, (LIBOR
USD 1 Month + 2.90%), 3.30%,
04/15/36 ............... 1,467 1,430,453
Series 2021-SSCP, Class G, (LIBOR
USD 1 Month + 3.80%), 4.20%,
04/15/36 ............... 1,661 1,628,836
Series 2021-SSCP, Class H, (LIBOR
USD 1 Month + 4.90%), 5.30%,
04/15/36 ............... 1,177 1,154,352
BHMS
(a)(b)
Series 2018-ATLS, Class A, (LIBOR
USD 1 Month + 1.25%), 1.65%,
07/15/35 ............... 2,215 2,192,521
Series 2018-ATLS, Class C, (LIBOR
USD 1 Month + 1.90%), 2.30%,
07/15/35 ............... 840 825,356
BWAY Mortgage Trust, Series 2013-
1515, Class D, 3.63%, 03/10/33
(a)
. 1,287 1,231,249
BX Commercial Mortgage Trust
(a)(b)
Series 2018-BIOA, Class D, (LIBOR
USD 1 Month + 1.32%), 1.72%,
03/15/37 ............... 854 841,343
Series 2018-BIOA, Class E, (LIBOR
USD 1 Month + 1.95%), 2.35%,
03/15/37 ............... 2,681 2,637,393
Series 2018-BIOA, Class F, (LIBOR
USD 1 Month + 2.47%), 2.87%,
03/15/37 ............... 2,420 2,376,757
Series 2018-IND, Class G, (LIBOR
USD 1 Month + 2.05%), 2.45%,
11/15/35 ............... 1,325 1,314,800
Series 2019-XL, Class G, (LIBOR
USD 1 Month + 2.30%), 2.70%,
10/15/36 ............... 2,826 2,766,030
Series 2019-XL, Class J, (LIBOR
USD 1 Month + 2.65%), 3.05%,
10/15/36 ............... 4,496 4,390,060
Series 2020-VKNG, Class G,
(LIBOR USD 1 Month + 3.25%),
3.65%, 10/15/37 .......... 387 375,414
Security
Par (000)
Par (000) Value
United States (continued)
Series 2021-21M, Class E, (LIBOR
USD 1 Month + 2.17%), 2.57%,
10/15/36 ............... USD 4,203 $ 4,053,988
Series 2021-CIP, Class E, (LIBOR
USD 1 Month + 2.82%), 3.22%,
12/15/38 ............... 3,737 3,624,596
Series 2021-NWM, Class A, (LIBOR
USD 1 Month + 0.91%), 1.31%,
02/15/33
(f)
.............. 7,459 7,384,410
Series 2021-NWM, Class B, (LIBOR
USD 1 Month + 2.15%), 2.55%,
02/15/33
(f)
.............. 4,374 4,330,260
Series 2021-NWM, Class C, (LIBOR
USD 1 Month + 4.25%), 4.65%,
02/15/33
(f)
.............. 2,888 2,859,120
Series 2021-VINO, Class F, (LIBOR
USD 1 Month + 2.80%), 3.20%,
05/15/38 ............... 4,160 4,014,202
Series 2021-XL2, Class F, (LIBOR
USD 1 Month + 2.24%), 2.64%,
10/15/38 ............... 4,573 4,435,560
BX Trust
(a)(b)
Series 2019-OC11, Class E, 4.08%,
12/09/41 ............... 3,926 3,404,761
Series 2021-ARIA, Class E, (LIBOR
USD 1 Month + 2.24%), 2.64%,
10/15/36 ............... 2,622 2,553,049
Series 2021-MFM1, Class E,
(LIBOR USD 1 Month + 2.25%),
2.65%, 01/15/34 .......... 1,060 1,029,014
Series 2021-MFM1, Class F, (LIBOR
USD 1 Month + 3.00%), 3.40%,
01/15/34 ............... 1,650 1,620,649
Series 2021-SOAR, Class G,
(LIBOR USD 1 Month + 2.80%),
3.20%, 06/15/38 .......... 5,600 5,420,606
CAMB Commercial Mortgage Trust,
Series 2019-LIFE, Class E, (LIBOR
USD 1 Month + 2.15%), 2.55%,
12/15/37
(a)(b)
............... 719 706,168
CFCRE Commercial Mortgage Trust
(a)
Series 2018-TAN, Class C, 5.29%,
02/15/33 ............... 350 350,911
Series 2018-TAN, Class E, 6.45%,
02/15/33
(b)
.............. 396 395,295
Commercial Mortgage Trust, Series
2014-CR17, Class C, 4.78%,
05/10/47
(b)
................ 650 646,157
CORE Mortgage Trust, Series 2019-
CORE, Class F, (LIBOR USD 1
Month + 2.35%), 2.75%, 12/15/31
(a)
(b)
...................... 562 538,703
Credit Suisse Mortgage Capital
Certificates
(a)
Series 2019-ICE4, Class C, (LIBOR
USD 1 Month + 1.43%), 1.83%,
05/15/36
(b)
.............. 606 599,755
Series 2019-ICE4, Class D, (LIBOR
USD 1 Month + 1.60%), 2.00%,
05/15/36
(b)
.............. 2,018 1,995,241
Series 2019-ICE4, Class E, (LIBOR
USD 1 Month + 2.15%), 2.55%,
05/15/36
(b)
.............. 1,792 1,758,351
Series 2019-ICE4, Class F, (LIBOR
USD 1 Month + 2.65%), 3.05%,
05/15/36
(b)
.............. 2,679 2,618,377

BlackRock Global Allocation V.I. Fund

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2022
Security
Par (000)
Par (000) Value
United States (continued)
Series 2020-NET, Class A, 2.26%,
08/15/37 ............... USD 1,382 $ 1,314,565
CSAIL Commercial Mortgage Trust
Series 2016-C5, Class C, 4.65%,
11/15/48
(b)
.............. 419 410,993
Series 2020-C19, Class A3, 2.56%,
03/15/53 ............... 4,122 3,855,684
CSMC Trust, Series 2020-FACT, Class
E, (LIBOR USD 1 Month + 4.86%),
5.26%, 10/15/37
(a)(b)
.......... 563 563,677
DBGS Mortgage Trust
(a)(b)
Series 2018-BIOD, Class D, (LIBOR
USD 1 Month + 1.30%), 1.61%,
05/15/35 ............... 618 610,844
Series 2018-BIOD, Class F, (LIBOR
USD 1 Month + 2.00%), 2.31%,
05/15/35 ............... 2,211 2,155,409
DBWF Mortgage Trust
(a)(b)
Series 2018-GLKS, Class B, (LIBOR
USD 1 Month + 1.35%), 1.80%,
12/19/30 ............... 723 715,800
Series 2018-GLKS, Class C, (LIBOR
USD 1 Month + 1.75%), 2.20%,
12/19/30 ............... 575 566,324
ELP Commercial Mortgage Trust,
Series 2021-ELP, Class F, (LIBOR
USD 1 Month + 2.67%), 3.06%,
11/15/38
(a)(b)
............... 1,879 1,812,951
Extended Stay America Trust
(a)(b)
Series 2021-ESH, Class D, (LIBOR
USD 1 Month + 2.25%), 2.65%,
07/15/38 ............... 4,343 4,277,832
Series 2021-ESH, Class E, (LIBOR
USD 1 Month + 2.85%), 3.25%,
07/15/38 ............... 2,813 2,765,015
GCT Commercial Mortgage Trust,
Series 2021-GCT, Class D, (LIBOR
USD 1 Month + 2.35%), 2.75%,
02/15/38
(a)(b)
............... 270 263,784
GS Mortgage Securities Corp. Trust
(a)(b)
Series 2021-DM, Class E, (LIBOR
USD 1 Month + 2.94%), 3.33%,
11/15/36 ............... 3,631 3,540,219
Series 2021-ROSS, Class A,
(LIBOR USD 1 Month + 1.15%),
1.55%, 05/15/26 .......... 490 483,613
GS Mortgage Securities Trust, Series
2020-GC47, Class AS, 2.73%,
05/12/53 ................. 1,547 1,442,760
Hudson Yards Mortgage Trust, Series
2016-10HY, Class E, 2.98%,
08/10/38
(a)(b)
............... 315 292,523
JPMorgan Chase Commercial
Mortgage Securities Corp.
(a)(b)
Series 2021-MHC, Class E, (LIBOR
USD 1 Month + 2.45%), 2.85%,
04/15/38 ............... 2,540 2,463,418
Series 2021-MHC, Class F, (LIBOR
USD 1 Month + 2.95%), 3.35%,
04/15/38 ............... 2,670 2,569,388
JPMorgan Chase Commercial
Mortgage Securities Trust
(a)
Series 2018-WPT, Class DFL,
(LIBOR USD 1 Month + 2.50%),
2.79%, 07/05/33
(b)
......... 438 436,163
Security
Par (000)
Par (000) Value
United States (continued)
Series 2018-WPT, Class DFX,
5.35%, 07/05/33 .......... USD 756 $ 762,659
Series 2019-MFP, Class F, (LIBOR
USD 1 Month + 3.00%), 3.40%,
07/15/36
(b)
.............. 2,095 2,029,691
Series 2022-OPO, Class C, 3.45%,
01/05/39
(b)
.............. 900 840,218
Life Mortgage Trust, Series 2021-BMR,
Class F, (LIBOR USD 1 Month +
2.35%), 2.75%, 03/15/38
(a)(b)
.... 4,985 4,772,511
LUXE Trust, Series 2021-TRIP, Class
E, (LIBOR USD 1 Month + 2.75%),
3.15%, 10/15/38
(a)(b)
.......... 344 337,254
Med Trust
(a)(b)
Series 2021-MDLN, Class F, (LIBOR
USD 1 Month + 4.00%), 4.40%,
11/15/38 ............... 4,677 4,565,666
Series 2021-MDLN, Class G,
(LIBOR USD 1 Month + 5.25%),
5.65%, 11/15/38 .......... 5,030 4,911,303
MHC Commercial Mortgage Trust
(a)(b)
Series 2021-MHC, Class E, (LIBOR
USD 1 Month + 2.10%), 2.50%,
04/15/38 ............... 5,320 5,193,108
Series 2021-MHC, Class F, (LIBOR
USD 1 Month + 2.60%), 3.00%,
04/15/38 ............... 4,090 3,987,308
MHP, Series 2021-STOR, Class G,
(LIBOR USD 1 Month + 2.75%),
3.15%, 07/15/38
(a)(b)
.......... 1,119 1,079,662
Morgan Stanley Bank of America Merrill
Lynch Trust, Series 2015-C24, Class
C, (LIBOR USD 1 Month + 0.00%),
4.34%, 05/15/48
(b)
........... 227 220,642
Morgan Stanley Capital I Trust,
Series 2018-MP, Class A, 4.28%,
07/11/40
(a)(b)
............... 709 723,845
PKHL Commercial Mortgage Trust,
Series 2021-MF, Class F, (LIBOR
USD 1 Month + 3.35%), 3.75%,
07/15/38
(a)(b)
............... 533 512,872
SREIT Trust
(a)(b)
Series 2021-MFP, Class F, (LIBOR
USD 1 Month + 2.62%), 3.02%,
11/15/38 ............... 2,799 2,697,238
Series 2021-MFP2, Class F, (LIBOR
USD 1 Month + 2.62%), 3.02%,
11/15/36 ............... 1,305 1,272,235
STWD Trust, Series 2021-FLWR, Class
E, (LIBOR USD 1 Month + 1.92%),
2.32%, 07/15/36
(a)(b)
.......... 931 891,372
TPGI Trust, Series 2021-DGWD, Class
F, (LIBOR USD 1 Month + 3.00%),
3.40%, 06/15/26
(a)(b)
.......... 1,181 1,148,057
UBS Commercial Mortgage Trust,
Series 2019-C17, Class A4, 2.92%,
10/15/52 ................. 412 396,514
UBS-Barclays Commercial Mortgage
Trust, Series 2012-C3, Class D,
5.05%, 08/10/49
(a)(b)
.......... 597 597,060
VNDO Trust, Series 2016-350P, Class
D, 3.90%, 01/10/35
(a)(b)
........ 750 703,122
Wells Fargo Commercial Mortgage
Trust
(b)
Series 2015-C28, Class AS, 3.87%,
05/15/48 ............... 1,140 1,141,897

BlackRock Global Allocation V.I. Fund

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2022
Security
Par (000)
Par (000) Value
United States (continued)
Series 2017-C41, Class B, 4.19%,
11/15/50 ............... USD 1,065 $ 1,024,869
Series 2018-1745, Class A, 3.75%,
06/15/36
(a)
.............. 759 757,458
159,849,176
162,307,367
Interest Only Commercial Mortgage-Backed Securities — 0.1%
United States — 0.1%
(b)
Benchmark Mortgage Trust, Series
2021-B23, Class XA, 1.28%,
02/15/54 ................. 18,262 1,507,513
GS Mortgage Securities Trust, Series
2020-GSA2, Class XA, 1.73%,
12/12/53
(a)
................ 1,491 164,986
Wells Fargo Commercial Mortgage
Trust
Series 2020-C58, Class XA, 1.88%,
07/15/53 ............... 10,713 1,273,801
Series 2021-C59, Class XA, 1.55%,
04/15/54 ............... 8,310 833,423
3,779,723
Total Non-Agency Mortgage-Backed Securities — 3.5%
(Cost: $248,496,044) ............................. 239,838,888
Beneficial Interest (000)
Beneficial Interest (000)
Other Interests
Capital Markets - 0.1%
Sprott Private Resource Streaming &
Royalty LP
(f)(s)
.............. 7,220 9,653,217
Total Other Interests - 0.1%
(Cost: $7,284,549) ................................ 9,653,217
Par (000)
Pa r (000)
Preferred Securities
Capital Trusts — 0.2%
United States — 0.2%
(b)
Ally Financial, Inc., Series B , (US
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.87%),
4.70%
(o)
.................. 1,072 1,009,084
Bank of America Corp.
(o)
Series RR, (US Treasury Yield
Curve Rate T Note Constant
Maturity 5 Year + 2.76%), 4.38% 1,269 1,192,606
Series JJ, (LIBOR USD 3 Month +
3.29%), 5.12% ........... 1,058 1,065,935
Charles Schwab Corp. (The), Series
I , (US Treasury Yield Curve Rate
T Note Constant Maturity 5 Year +
3.17%), 4.00%
(o)
............ 1,074 1,028,355
Citigroup, Inc., Series V , (SOFR +
3.23%), 4.70%
(o)
............ 1,085 1,038,888
Security
Par (000)
Par (000) Value
United States (continued)
Edison International, Series A , (US
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.70%),
5.38%
(o)
.................. USD 1,109 $ 1,069,908
General Motors Financial Co., Inc.,
Series C , (US Treasury Yield Curve
Rate T Note Constant Maturity 5
Year + 5.00%), 5.70%
(o)
....... 984 1,030,937
Goldman Sachs Group, Inc. (The),
Series T , (US Treasury Yield Curve
Rate T Note Constant Maturity 5
Year + 2.97%), 3.80%
(o)
....... 1,105 1,024,197
JPMorgan Chase & Co., Series HH ,
(SOFR + 3.13%), 4.60%
(o)
...... 1,088 1,048,560
Prudential Financial, Inc.
(LIBOR USD 3 Month + 3.92%),
5.63%, 06/15/43 .......... 1,491 1,500,319
(LIBOR USD 3 Month + 4.18%),
5.87%, 09/15/42 .......... 2,264 2,280,980
USB Capital IX , (LIBOR USD 3 Month
+ 1.02%), 3.50%
(o)
........... 1,158 961,859
Vistra Corp. , (US Treasury Yield Curve
Rate T Note Constant Maturity 5
Year + 5.74%), 7.00%
(a)(o)
...... 303 295,046
14,546,674
Total Capital Trusts — 0.2%
(Cost: $15,423,764) .............................. 14,546,674
Shares
Shares
Preferred Stocks — 2.9%
Brazil — 0.1%
Banco Bradesco SA (Preference) ... 78,055 363,630
Neon Payments Ltd.
(f)
........... 13,839 8,426,567
Petroleo Brasileiro SA (Preference) .. 193,633 1,357,572
10,147,769
China — 0.3%
ByteDance Ltd., Series E-1 (Acquired
11/11/20, cost $11,713,918)
(f)(h)
... 106,904 17,223,043
Germany — 0.2%
Caresyntax, Inc.
(f)
.............. 11,234 1,268,880
Henkel AG & Co. KGaA (Preference) 5,500 368,125
Porsche Automobil Holding SE
(Preference) ............... 31,052 2,987,016
Volkswagen AG (Preference) ...... 16,040 2,756,496
Volocopter Gmbh, (Acquired 03/03/21,
cost $7,545,514)
(f)(h)
.......... 1,420 8,290,654
15,671,171
India — 0.1%
Think & Learn Pvt Ltd., Series
F (Acquired 12/11/20, cost
$4,447,111)
(f)(h)
.............. 1,380 6,487,958
Jersey, Channel Islands — 0.1%
(f)(h)
Loadsmart, Inc., Series C (Acquired
10/05/20, cost $3,701,680) ..... 432,945 8,658,900
Loadsmart, Inc., Series D (Acquired
01/27/22, cost $767,060) ...... 38,353 767,060
9,425,960

BlackRock Global Allocation V.I. Fund

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2022
Security
Shares
Shares Value
United States — 2.1%
10X Future Technologies Holding
Ltd., (Acquired 05/13/21, cost
$7,969,637)
(f)(h)
............. 210,424 $ 4,707,492
2020 Cash Mandatory Exchangeable
Trust, 5.25%
(a)(m)
............ 12,010 13,391,150
Aptiv plc, Series A, 5.50%
(m)
....... 40,585 5,538,635
Becton Dickinson and Co., Series B,
6.00%
(g)
.................. 151,936 8,025,260
Boston Scientific Corp., Series A,
5.50%
(g)
.................. 26,805 3,121,174
Breeze Aviation Group, Inc., Series
B (Acquired 07/30/21, cost
$4,854,509)
(f)(h)
............. 8,988 4,568,331
Cruise, Series G (Acquired 03/25/21,
cost $3,295,779)
(f)(h)
.......... 125,077 3,023,111
Databricks, Inc., Series F (Acquired
10/22/19, cost $3,896,150)
(f)(h)
... 90,717 16,067,795
Databricks, Inc., Series G (Acquired
02/01/21, cost $4,396,950)
(f)(h)
... 24,790 4,390,805
Deep Instinct Ltd., Series D-2 (Acquired
03/19/21, cost $3,888,688)
(f)(h)
... 639,810 3,698,102
Dream Finders Homes, Inc., 9.00%
(f)
. 10,838 10,743,167
Exo Imaging, Inc., Series C (Acquired
06/24/21, cost $2,729,072)
(f)(h)
... 465,871 2,343,331
Farmer’s Business Network, Inc.,
Series F (Acquired 07/31/20, cost
$3,117,865)
(f)(h)
............. 94,319 5,309,216
Farmer's Business Network, Inc.,
Series G, (Acquired 09/15/21, cost
$886,805)
(f)(h)
............... 14,267 803,089
JumpCloud, Inc., Series E-1 (Acquired
10/30/20, cost $4,033,036)
(f)(h)
... 2,211,458 12,737,998
JumpCloud, Inc., Series F (Acquired
09/03/21, cost $871,086)
(f)(h)
.... 145,455 837,821
Lessen, Inc., Series B
(f)
.......... 80,835 2,313,498
Lookout, Inc., Series F (Acquired
09/19/14-10/22/14, cost
$10,936,522)
(f)(h)
............ 863,811 9,398,264
MNTN Digital, Series D (Acquired
11/05/21, cost $2,152,423)
(f)(h)
... 93,725 1,837,010
Mythic AL, Inc., Series C (Acquired
01/26/21, cost $2,117,646)
(f)(h)
... 308,241 1,864,858
Noodle Partners, Inc., Series
C (Acquired 08/26/21, cost
$2,786,613)
(f)(h)
............. 312,236 2,372,994
PsiQuantum Corp., Series D (Acquired
05/21/21, cost $1,743,151)
(f)(h)
... 66,466 1,712,829
Relativity Space, Inc., Series
E, (Acquired 05/27/21, cost
$3,000,761)
(f)(h)
............. 131,410 2,738,584
SambaNova Systems, Inc., Series
C (Acquired 02/19/20, cost
$4,030,858)
(f)(h)
............. 75,709 7,631,467
SambaNova Systems, Inc., Series
D (Acquired 04/9/21, cost
$2,289,175)
(f)(h)
............. 24,092 2,428,474
Snorkel AI, Inc., Series C (Acquired
06/30/21, cost $1,079,673)
(f)(h)
... 71,884 982,654
Ursa Major Technologies, Inc., Series
C, (Acquired 09/13/21, cost
$2,763,384)
(f)(h)
............. 463,282 2,242,285
Verge Genomics, Series B (Acquired
11/05/21, cost $2,589,150)
(f)(h)
... 486,061 2,483,772
Wells Fargo & Co., Series L, 7.50%
(m)(o)
1,758 2,329,350
Security
Shares
Shares Value
United States (continued)
Zero Mass Water, Inc., Series
C-1 (Acquired 05/07/20, cost
$3,083,013)
(f)(h)
............. 195,578 $ 3,803,992
143,446,508
Total Preferred Stocks — 2.9%
(Cost: $161,836,733) ............................. 202,402,409
Trust Preferreds — 0.1%
United States — 0.1%
Citigroup Capital XIII , (LIBOR USD 3
Month + 6.37%), 6.67%, 10/30/40
(b)
189,312 5,187,149
Total Trust Preferreds — 0.1%
(Cost: $5,191,094) .............................. 5,187,149
Total Preferred Securities — 3.2%
(Cost: $182,451,591) ............................. 222,136,232
Rights
France — 0.0%
Electricite de France SA (Expires
04/01/22)
(d)
................ 96,138 34,928
Total Rights — 0.0%
(Cost: $0) .................................... 34,928
Par (000)
Pa r (000)
U.S. Government Sponsored Agency Securities
Interest Only Commercial Mortgage-Backed Securities — 0.0%
Federal Home Loan Mortgage Corp.
Multifamily Structured Pass-Through
Certificates, Series KL06, Class
XFX, 1.36%, 12/25/29 ........ USD 2,840 222,537
Federal Home Loan Mortgage Corp.
Multifamily Structured Pass-
Through Certificates Variable Rate
Notes, Series KW09, Class X1,
0.80%, 05/25/29
(b)
........... 19,581 893,567
1,116,104
Total U.S. Government Sponsored Agency Securities
—
0.0%
(Cost: $1,155,200) .............................. 1,116,104
U.S. Treasury Obligations
U.S. Treasury Bonds
1.75%, 08/15/41 ............ 14,228 12,331,848
2.38%, 02/15/42 ............ 9,121 8,797,489
2.00%, 08/15/51
(t)
........... 20,266 18,283,371
1.88%, 11/15/51
(t)
........... 37,120 32,561,463
U.S. Treasury Notes
0.13%, 11/30/22
(j)
............ 15,000 14,881,055
1.38%, 11/15/31 ............ 19,831 18,194,484
Total U.S. Treasury Obligations — 1.5%
(Cost: $112,250,397) ............................. 105,049,710

BlackRock Global Allocation V.I. Fund

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2022
Security
Shares
Shares Value
Warrants
Cayman Islands — 0.0%
Hedosophia European Growth (Issued/
exercisable 05/13/21, 1 share for
1 warrant, Expires 05/13/27, Strike
Price EUR 11.50)
(d)
.......... 85,886 $ 82,660
Israel — 0.0%
Innovid Corp. (Issued/exercisable
01/28/21, 1 share for 1 warrant,
Expires 12/31/27, Strike Price USD
11.50)
(d)
.................. 13,984 14,124
Switzerland — 0.0%
Cie Financiere Richemont SA (Issued/
exercisable 11/27/20, 1 share for
1 warrant, Expires 11/22/23, Strike
Price CHF 67.00)
(d)
.......... 1,586 1,253
United Kingdom — 0.0%
Genius Sports Ltd. (Issued/exercisable
12/07/20, 1 share for 1 warrant,
Expires 12/31/28, Strike Price USD
11.50)
(d)
.................. 44,923 47,169
United States — 0.0%
(d)
Altus Power, Inc. (Issued/exercisable
01/22/21, 1 share for 1 warrant,
Expires 12/31/27, Strike Price USD
11.00) ................... 19,701 31,916
Cano Health, Inc. (Issued/exercisable
07/06/20, 1 share for 1 warrant,
Expires 06/03/26, Strike Price USD
11.50) ................... 88,134 139,252
Crown PropTech Acquisitions (Issued/
exercisable 02/05/21, 1 share for
1 warrant, Expires 02/01/26, Strike
Price USD 1 1.5 0)
(f)
........... 90,780 18,156
Embark Technology, Inc. (Issued/
exercisable 12/28/20, 1 share for
1 warrant, Expires 12/31/27, Strike
Price USD 11.50) ............ 35,878 40,183
EVgo, Inc. (Issued/exercisable
11/10/20, 1 share for 1 warrant,
Expires 09/15/25, Strike Price USD
11.50) ................... 48,920 192,256
Gores Holdings VIII, Inc. (Issued/
exercisable 01/28/21, 1 share for
1 warrant, Expires 12/31/27, Strike
Price USD 11.50) ............ 14,126 18,505
Highland Transcend Partners I Corp.
(Issued/exercisable 03/23/22,
1 share for 1 warrant, Expires
12/31/27, Strike Price USD 11.50) 62,571 19,434
Hippo Holdings, Inc. (Issued/
exercisable 01/04/21, 1 share for
1 warrant, Expires 12/31/27, Strike
Price USD 11.50) ............ 36,207 12,314
Latch, Inc. (Issued/exercisable
06/04/21, 1 share for 1 warrant,
Expires 12/31/26, Strike Price USD
11.50) ................... 37,211 24,559
Lightning eMotors, Inc. (Issued/
exercisable 12/10/20, 1 share for
1 warrant, Expires 12/15/25, Strike
Price USD 1 1.5 0) ............ 98,870 135,533
Security
Shares
Shares Value
United States (continued)
Offerpad Solutions, Inc. (Issued/
exercisable 10/13/20, 1 share for
1 warrant, Expires 10/13/25, Strike
Price USD 11.50) ............ 64,424 $ 52,183
Proof Acquisition Corp. I (Issued/
exercisable 09/27/22, 1 share for
1 warrant, Expires 10/01/26, Strike
Price USD 11.5 0)
(f)
........... 77,370 16,248
Rotor Acquisition Corp. (Issued/
exercisable 01/15/21, 1 share for
1 warrant, Expires 06/15/27, Strike
Price USD 11.50) ............ 30,984 27,886
Sarcos Technology & Robotics Corp.
(Issued/exercisable 12/21/20,
1 share for 1 warrant, Expires
06/15/27, Strike Price USD 11.50) 76,688 81,289
Sonder Holdings, Inc. (Issued/
exercisable 01/19/22, 1 share for
1 warrant, Expires 10/01/26, Strike
Price USD 1 1.5 0)
(f)
........... 84,405 33,762
TPB Acquisition Corp. I (Issued/
exercisable 02/19/21, 1 share for
1 warrant, Expires 02/19/23, Strike
Price USD 11.50) ............ 27,215 11,975
TPG Pace Beneficial Finance Corp.
(Issued/exercisable 11/17/20,
1 share for 1 warrant, Expires
10/09/27, Strike Price USD 11.50) 21,860 13,990
Volta, Inc. (Issued/exercisable
10/22/20, 1 share for 1 warrant,
Expires 08/26/26, Strike Price USD
11.50) ................... 50,390 47,870
917,311
Total Warrants — 0.0%
(Cost: $1,597,092) .............................. 1,062,517
Total Long-Term Investments — 80.3%
(Cost: $5,103,307,967) ........................... 5,550,479,481
Par (000)
Pa r (000)
Short-Term Securities
Foreign Government Obligations
Brazil - 0.4%
Federative Republic of Brazil Treasury
Bills, 9.19%
,
07/01/24 ......... BRL 168 27,432,153
Japan - 1.8%
Japan Treasury Discount Bills, (0.09)%
,
06/06/22 ................. JPY 14,956,150 122,874,560
Total Foreign Government Obligations — 2.2%
(Cost: $153,780,355) ............................. 150,306,713

BlackRock Global Allocation V.I. Fund

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2022
Security
Shares
Shares Value
Money Market Funds
(e)(u)
BlackRock Liquidity Funds, T-Fund,
Institutional Class, 0.21% ...... 1,162,480,327 $ 1,162,480,327
SL Liquidity Series, LLC, Money Market
Series, 0.42%
(v)
............. 117,494,511 117,459,262
Total Money Market Funds — 18.5%
(Cost: $1,279,938,014) ........................... 1,279,939,589
Par (000)
Pa r (000)
Time Deposits
Australia — 0.0%
Australia & New Zealand Banking
Group Ltd., (0.19)%, 04/01/22 ... AUD 1,791 1,340,014
Canada — 0.0%
Royal Bank of Canada,
0.07%, 04/01/22 ............ CAD 2,525 2,019,684
Europe — 0.1%
Citibank NA, (0.78)%, 04/01/22 .... EUR 3,971 4,392,594
Japan — 0.0%
Sumitomo Mitsui Financial Group, Inc.,
(0.38)%, 04/01/22 ........... JPY 25,827 212,145
Sweden — 0.0%
Brown Brothers Harriman & Co.,
(0.30)%, 04/01/22 ........... SEK 391 41,603
Switzerland — 0.0%
BNP Paribas NA, (1.30)%, 04/01/22 . CHF 15 16,226
United Kingdom — 0.0%
BNP Paribas NA, 0.25%, 04/01/22 .. GBP 2,028 2,663,910
United States — 0.1%
Royal Bank of Canada,
0.35%, 04/01/22 ............ USD 2,957 2,956,917
Total Time Deposits — 0.2%
(Cost: $13,643,093) .............................. 13,643,093
Total Short-Term Securities — 20.9%
(Cost: $1,447,361,462) ........................... 1,443,889,395
Security
Par (000)
Par (000) Value
Total Options Purchased — 0.4%
(Cost: $45,098,637 ) .............................. $ 30,741,169
Total Investments Before Options Written and Investments Sold
Short — 101.6%
(Cost: $6,595,768,066) ........................... 7,025,110,045
Total Options Written — (0.4)%
(Premiums Received — $(28,124,278)) ................ (29,518,817)
Shares
Shares
Investments Sold Short
Common Stocks
United States — (0.1)%
JM Smucker Co. (The) .......... (15,304) (2,072,314)
Walgreens Boots Alliance, Inc. ..... (133,971) (5,997,882)
(8,070,196)
Total Common Stocks — (0.1)%
(Proceeds: $(7,510,154)) .......................... (8,070,196)
Total Investments Sold Short — (0.1)%
(Proceeds: $(7,510,154) ) .......................... (8,070,196)
Total Investments Net of Options Written and Investments Sold
Short — 101.1%
(Cost: $6,560,133,634) ........................... 6,987,521,032
Liabilities in Excess of Other Assets — (1.1)% ............ (75,081,755)
Net Assets — 100.0% .............................. $ 6,912,439,277
(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(c)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)
Non-income producing security.
(e)
Affiliate of the Fund.
(f)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(g)
All or a portion of this security is on loan.
(h)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $254,255,845, representing 3.68% of its net assets as of period end, and an original cost of $212,206,808.
(i)
All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(j)
All or a portion of the security is held by a wholly-owned subsidiary.
(k)
Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(l)
Issuer filed for bankruptcy and/or is in default.
(m)
Convertible security.
(n)
Zero-coupon bond.
(o)
Perpetual security with no stated maturity date.
(p)
Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(q)
Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(r)
Fixed rate.

BlackRock Global Allocation V.I. Fund

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2022
(s)
Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.
(t)
All or a portion of the security has been pledged as collateral in connection with outstanding OTC derivatives.
(u)
Annualized 7-day yield as of period end.
(v)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended March 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as
amended, were as follows:
Affiliated Issuer
Value at
12/31/21
Purchases at
Cost
Proceeds from
Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
03/31/22
Par/Shares
Held at
03/31/22 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,T-Fund,
Institutional Class
(a)
....... $ 412,798,466 $ 749,681,861 $ — $ — $ — $ 1,162,480,327 1,162,480,327 $ 101,117 $ —
SL Liquidity Series, LLC, Money
Market Series
(a)
.......... 181,656,901 — (64,126,553) (72,662) 1,576 117,459,262 117,494,511 310,533
(b)
—
Bio City Development Co. BV,
8.00%, 07/06/21 ......... 1,686,320 — — — (107,000) 1,579,320 21,400,000 — —
iShares China Large-Cap ETF .. 5,014,240 — (960,380) (402,891) (251,791) 3,399,178 106,324 — —
iShares iBoxx $ High Yield
Corporate Bond ETF
(c)
..... 2,214,057 — (2,102,286) (106,767) (5,004) — — 7,771 —
iShares iBoxx $ Investment Grade
Corporate Bond ETF ...... 1,880,061 28,802,374 (30,138,387) 460,668 11,180 1,015,896 8,400 5,580 —
iShares Latin America 40 ETF .. 2,625,338 — — — 775,516 3,400,854 111,907 — —
iShares MSCI Brazil ETF ..... 3,559,332 — — — 1,235,052 4,794,384 126,802 — —
iShares MSCI Emerging Markets
ETF .................. 798,844 — — — (60,506) 738,338 16,353 — —
iShares Nasdaq Biotechnology
ETF .................. 908,242 — — — (132,827) 775,415 5,951 700 —
iShares S&P 500 Value ETF
(c)
.. 10,829,712 — (10,270,991) 1,635,842 (2,194,563) — — — —
Quintis Australia Pty. Ltd.,
0.00%, 10/01/28 ......... 18,591,047 — — — — 18,591,047 18,591,047 1 —
Quintis Australia Pty. Ltd.,
7.50%, 10/01/26 ......... 19,565,791 6,943 — — 401,417 19,974,151 19,974,151 1 —
Quintis HoldCo Pty. Ltd. ...... 2,216,437 — — — (1,333,992) 882,445 9,827,224 — —
$ 1,514,190 $ (1,660,94 0) $ 1,335,090,617 $ 425,703 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
(c)
As of period end, the entity is no longer held.
For Fund compliance purposes, the Fund's industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

BlackRock Global Allocation V.I. Fund

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2022
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Euro-BTP ............................................................... 209 06/08/22 $ 31,978 $ (1,399,860)
Euro-Bund .............................................................. 148 06/08/22 25,977 (1,301,918)
Australia 10 Year Bonds ..................................................... 1,060 06/15/22 100,532 (3,812,652)
FTSE/MIB Index .......................................................... 35 06/17/22 4,689 275,374
MSCI Emerging Markets E-Mini Index ............................................ 176 06/17/22 9,904 806,360
Russell 2000 E-Mini Index .................................................... 662 06/17/22 68,398 4,265,312
U.S. Treasury 10 Year Note ................................................... 1,212 06/21/22 148,792 (4,406,876)
U.S. Treasury Long Bond .................................................... 184 06/21/22 27,646 (806,314)
U.S. Treasury Ultra Bond .................................................... 658 06/21/22 116,651 1,224,823
U.S. Treasury 2 Year Note .................................................... 3,806 06/30/22 806,039 (10,240,883)
U.S. Treasury 5 Year Note .................................................... 1,947 06/30/22 223,023 (542,428)
(15,939,062)
Short Contracts
Euro- Buxl ............................................................... 145 06/08/22 29,868 2,591,389
SPI 200 Index ............................................................ 20 06/16/22 2,786 (117,892)
EURO STOXX 50 Index ..................................................... 460 06/17/22 19,328 (757,125)
FTSE 100 Index .......................................................... 105 06/17/22 10,272 (486,522)
NASDAQ 100 E-Mini Index ................................................... 637 06/17/22 189,428 (22,912,563)
S&P 500 E-Mini Index ...................................................... 842 06/17/22 190,745 (11,858,224)
U.S. Treasury 10 Year Ultra Note ............................................... 4,835 06/21/22 655,143 19,850,683
Long Gilt ............................................................... 192 06/28/22 30,577 295,330
(13,394,924)
$ (29,333,986)
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
CNY 66,218,363 USD 10,384,588 Citibank NA 04/07/22 $ 33,315
CAD 23,049,111 USD 18,391,354 Bank of America NA 04/21/22 44,366
CAD 23,049,111 USD 18,364,743 JPMorgan Chase Bank NA 04/21/22 70,975
MXN 334,428,000 USD 16,099,905 JPMorgan Chase Bank NA 04/21/22 664,176
USD 4,858,120 EUR 4,374,332 Deutsche Bank AG 04/21/22 16,636
USD 111,332,478 EUR 98,060,050 Morgan Stanley & Co. International plc 04/21/22 2,800,211
AUD 19,956,496 USD 14,172,245 Morgan Stanley & Co. International plc 04/28/22 765,421
IDR 107,113,080,557 USD 7,430,720 Citibank NA 04/28/22 31,206
USD 29,489,288 HKD 229,579,857 BNP Paribas SA 04/28/22 174,962
AUD 15,330,329 USD 10,933,974 Morgan Stanley & Co. International plc 05/05/22 542,050
NOK 167,996,001 CHF 17,418,572 Deutsche Bank AG 05/05/22 204,453
AUD 15,279,223 USD 10,953,458 Deutsche Bank AG 05/12/22 486,024
AUD 10,042,945 USD 7,163,030 Goldman Sachs International 05/12/22 356,075
AUD 20,111,371 USD 14,446,259 Morgan Stanley & Co. International plc 05/12/22 611,029
CHF 13,312,286 USD 14,414,957 Barclays Bank plc 05/12/22 12,015
CHF 16,856,899 USD 18,199,081 UBS AG 05/12/22 69,307
USD 29,390,092 HKD 229,064,919 Goldman Sachs International 05/12/22 135,897
AUD 43,446,309 USD 31,077,953 HSBC Bank plc 05/19/22 1,454,969
NOK 103,604,763 CHF 10,722,802 JPMorgan Chase Bank NA 05/19/22 138,200
CHF 6,370,018 USD 6,898,408 JPMorgan Chase Bank NA 05/20/22 7,822
EUR 206,187 USD 228,212 Deutsche Bank AG 05/20/22 250
USD 371,911 EUR 326,215 Bank of America NA 05/20/22 10,454
USD 6,872,349 EUR 6,181,215 Deutsche Bank AG 05/20/22 23,360
PLN 14,784,973 USD 3,441,327 Citibank NA 06/02/22 56,281
USD 127,090,296 JPY 14,956,150,000 Bank of America NA 06/06/22 4,039,619
BRL 61,297,009 USD 11,821,076 Citibank NA 06/15/22 784,241
AUD 9,264,524 USD 6,823,581 Goldman Sachs International 06/16/22 117,983

BlackRock Global Allocation V.I. Fund

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2022
Forward Foreign Currency Exchange Contracts (continued)
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
AUD 19,898,108 USD 14,484,663 JPMorgan Chase Bank NA 06/16/22 $ 424,252
CAD 16,404,375 USD 12,829,813 Bank of America NA 06/16/22 289,653
CHF 6,398,330 USD 6,929,309 Citibank NA 06/16/22 17,210
EUR 137,347,366 USD 150,765,517 Barclays Bank plc 06/16/22 1,612,771
EUR 6,057,672 USD 6,677,190 Citibank NA 06/16/22 43,417
EUR 16,054,468 USD 17,561,647 Deutsche Bank AG 06/16/22 249,778
EUR 25,017,900 USD 27,626,204 JPMorgan Chase Bank NA 06/16/22 129,587
EUR 83,440,078 USD 91,979,753 UBS AG 06/16/22 591,780
GBP 14,287,241 USD 18,625,333 Morgan Stanley & Co. International plc 06/16/22 137,715
NZD 377,739 USD 257,380 JPMorgan Chase Bank NA 06/16/22 4,076
NZD 5,412,671 USD 3,687,896 UBS AG 06/16/22 58,538
USD 1,751,641 EUR 1,573,653 Deutsche Bank AG 06/16/22 5,772
17,215,846
USD 29,414,049 CNY 188,569,937 Deutsche Bank AG 04/07/22 (253,003)
JPY 2,042,895,622 EUR 15,588,923 HSBC Bank plc 04/14/22 (466,353)
USD 26,612,694 CNY 170,712,983 UBS AG 04/14/22 (233,095)
EUR 15,983,971 USD 18,228,104 Deutsche Bank AG 04/21/22 (537,143)
EUR 22,040,345 USD 25,263,922 HSBC Bank plc 04/21/22 (869,802)
EUR 22,128,578 USD 25,146,017 JPMorgan Chase Bank NA 04/21/22 (654,242)
EUR 42,281,488 USD 48,379,324 Morgan Stanley & Co. International plc 04/21/22 (1,582,430)
JPY 3,340,699,436 EUR 25,688,051 JPMorgan Chase Bank NA 04/21/22 (981,360)
USD 17,155,384 NOK 151,174,013 Bank of America NA 04/21/22 (12,374)
CHF 15,250,715 USD 16,575,441 BNP Paribas SA 05/05/22 (53,650)
CHF 11,396,067 USD 12,382,521 JPMorgan Chase Bank NA 05/05/22 (36,645)
GBP 5,338,652 USD 7,221,183 Morgan Stanley & Co. International plc 05/05/22 (209,433)
JPY 2,077,704,981 USD 18,081,465 BNP Paribas SA 05/06/22 (1,003,653)
CHF 16,778,393 USD 18,188,492 Citibank NA 05/12/22 (5,183)
EUR 17,503,900 USD 20,030,786 Bank of America NA 05/12/22 (642,934)
EUR 12,619,862 USD 14,298,825 Deutsche Bank AG 05/12/22 (320,682)
GBP 5,406,981 USD 7,311,940 Deutsche Bank AG 05/12/22 (210,621)
GBP 10,611,558 USD 14,335,729 HSBC Bank plc 05/12/22 (398,920)
JPY 3,279,416,661 USD 28,416,101 Deutsche Bank AG 05/12/22 (1,455,882)
JPY 1,688,012,917 USD 14,539,154 HSBC Bank plc 05/12/22 (661,931)
GBP 7,940,633 USD 10,740,969 JPMorgan Chase Bank NA 05/19/22 (312,305)
JPY 2,548,224,539 USD 22,070,914 Deutsche Bank AG 05/19/22 (1,117,442)
JPY 1,649,342,548 USD 14,271,348 Morgan Stanley & Co. International plc 05/19/22 (709,179)
KRW 33,186,202,337 USD 27,672,464 Citibank NA 05/19/22 (375,352)
CHF 13,023,243 USD 14,218,680 JPMorgan Chase Bank NA 05/20/22 (99,174)
EUR 6,181,215 USD 7,008,927 HSBC Bank plc 05/20/22 (159,938)
DKK 32,423,552 USD 4,858,968 JPMorgan Chase Bank NA 06/02/22 (26,345)
USD 14,166,127 BRL 74,804,232 Deutsche Bank AG 06/02/22 (1,272,703)
GBP 10,829,961 EUR 12,858,237 Morgan Stanley & Co. International plc 06/16/22 (42,712)
JPY 23,815,748,090 USD 201,769,382 BNP Paribas SA 06/16/22 (5,751,938)
JPY 14,612,554,551 USD 126,713,099 Deutsche Bank AG 06/16/22 (6,443,285)
USD 6,898,674 CHF 6,398,330 Barclays Bank plc 06/16/22 (47,845)
USD 54,017,828 EUR 48,890,000 Morgan Stanley & Co. International plc 06/16/22 (222,560)
USD 29,174,273 INR 2,259,589,690 Citibank NA 06/16/22 (297,346)
USD 27,023,954 SEK 261,540,067 Bank of America NA 06/16/22 (845,475)
USD 275 SEK 2,746 JPMorgan Chase Bank NA 06/16/22 (17)
(28,312,952)
$ (11,097,106)
OTC Barrier Options Purchased
Description Type of Option Counterparty
Number of
Contracts Expiration Date Exercise Price
Barrier
Price/Range
Notional
Amount (000) Value
Call
USD Currency One-Touch
Bank of America
NA — 04/18/22 RUB 66.00 RUB 66.00 USD 1,153 $ 369,928

BlackRock Global Allocation V.I. Fund

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2022
OTC Barrier Options Purchased (continued)
Description Type of Option Counterparty
Number of
Contracts Expiration Date Exercise Price
Barrier
Price/Range
Notional
Amount (000) Value
S&P 500 Index Up and Out Citibank NA 11,200 06/17/22 USD 4,550.00 USD 4,600.00 USD 11 $ 1,612,168
$ 1,982,096
Exchange-Traded Options Purchased
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
Pandora A/S ............................... 110 04/13/22 DKK 760.00 DKK 7,124 $ 2,462
Alcoa Corp. ............................... 443 04/14/22 USD 65.00 USD 3,988 1,110,823
Amazon.com, Inc. ........................... 28 04/14/22 USD 3,400.00 USD 9,128 66,570
Amazon.com, Inc. ........................... 65 04/14/22 USD 3,000.00 USD 21,190 1,771,250
Apple, Inc. ................................ 226 04/14/22 USD 165.00 USD 3,946 244,080
Apple, Inc. ................................ 808 04/14/22 USD 185.00 USD 14,108 38,380
Autodesk, Inc. .............................. 154 04/14/22 USD 250.00 USD 3,301 2,079
Barclays plc ............................... 2,271 04/14/22 GBP 2.10 GBP 3,368 18,646
BNP Paribas SA ............................ 631 04/14/22 EUR 68.00 EUR 3,277 5,584
BP plc ................................... 2,403 04/14/22 USD 34.00 USD 7,065 10,814
Coinbase Global, Inc. ......................... 195 04/14/22 USD 200.00 USD 3,702 110,175
Comcast Corp. ............................. 1,475 04/14/22 USD 52.50 USD 6,906 4,425
Devon Energy Corp. .......................... 2,625 04/14/22 USD 60.00 USD 15,522 507,938
Diamondback Energy, Inc. ...................... 190 04/14/22 USD 135.00 USD 2,605 124,450
General Motors Co. .......................... 2,882 04/14/22 USD 60.00 USD 12,606 4,323
Hilton Worldwide Holdings, Inc. .................. 197 04/14/22 USD 150.00 USD 2,989 98,500
Home Depot, Inc. (The) ....................... 105 04/14/22 USD 365.00 USD 3,143 735
Invesco QQQ Trust 1 ......................... 1,455 04/14/22 USD 360.00 USD 52,750 1,247,663
JPMorgan Chase & Co. ....................... 255 04/14/22 USD 155.00 USD 3,476 2,423
KraneShares CSI China Internet ETF .............. 1,857 04/14/22 USD 39.00 USD 5,294 5,571
Marathon Oil Corp. .......................... 764 04/14/22 USD 25.00 USD 1,918 81,366
Marathon Oil Corp. .......................... 765 04/14/22 USD 24.00 USD 1,921 126,990
Mastercard , Inc. ............................ 105 04/14/22 USD 370.00 USD 3,752 33,128
Meta Platforms, Inc. .......................... 121 04/14/22 USD 320.00 USD 2,691 363
NVIDIA Corp. .............................. 160 04/14/22 USD 240.00 USD 4,366 556,400
Occidental Petroleum Corp. ..................... 540 04/14/22 USD 60.00 USD 3,064 69,660
Pfizer, Inc. ................................ 705 04/14/22 USD 55.00 USD 3,650 14,805
Sabre Corp. ............................... 112 04/14/22 USD 13.00 USD 128 728
salesforce.com, Inc. .......................... 86 04/14/22 USD 230.00 USD 1,826 5,074
Shell plc .................................. 2,440 04/14/22 EUR 24.00 EUR 6,089 249,681
Starbucks Corp. ............................ 1,018 04/14/22 USD 100.00 USD 9,261 12,216
Twilio , Inc. ................................ 192 04/14/22 USD 310.00 USD 3,164 672
Visa, Inc. ................................. 181 04/14/22 USD 215.00 USD 4,014 159,280
Walt Disney Co. (The) ........................ 271 04/14/22 USD 140.00 USD 3,717 49,187
Warner Bros Discovery, Inc. .................... 378 04/14/22 USD 42.50 USD 942 2,835
Wells Fargo & Co. ........................... 694 04/14/22 USD 55.00 USD 3,363 12,492
Western Digital Corp. ......................... 103 04/14/22 USD 65.00 USD 511 773
Western Digital Corp. ......................... 367 04/14/22 USD 80.00 USD 1,822 3,854
Xerox Holdings Corp. ......................... 209 04/14/22 USD 30.00 USD 422 4,180
Amazon.com, Inc. ........................... 12 05/20/22 USD 3,200.00 USD 3,912 232,950
Apple, Inc. ................................ 214 05/20/22 USD 180.00 USD 3,737 101,115
Bath & Body Works, Inc. ....................... 1,249 05/20/22 USD 60.00 USD 5,970 49,960
BP plc ................................... 1,022 05/20/22 USD 30.00 USD 3,005 119,063
CF Industries Holdings, Inc. ..................... 726 05/20/22 USD 115.00 USD 7,482 312,180
CF Industries Holdings, Inc. ..................... 778 05/20/22 USD 75.00 USD 8,018 2,298,990
Chevron Corp. ............................. 344 05/20/22 USD 155.00 USD 5,601 399,040
Coupang , Inc. .............................. 1,348 05/20/22 USD 25.00 USD 2,383 24,264
CSX Corp. ................................ 969 05/20/22 USD 40.00 USD 3,629 53,295
Diamondback Energy, Inc. ...................... 170 05/20/22 USD 150.00 USD 2,330 94,350
Diamondback Energy, Inc. ...................... 207 05/20/22 USD 155.00 USD 2,838 85,905
Dynatrace , Inc. ............................. 405 05/20/22 USD 55.00 USD 1,908 64,800
Exxon Mobil Corp. ........................... 908 05/20/22 USD 85.00 USD 7,499 238,804
Freeport-McMoRan, Inc. ....................... 216 05/20/22 USD 45.00 USD 1,074 134,460
iShares iBoxx $ High Yield Corporate Bond ETF ....... 1,766 05/20/22 USD 82.00 USD 14,532 177,483

BlackRock Global Allocation V.I. Fund

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2022
Exchange-Traded Options Purchased (continued)
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Lloyds Banking Group plc ...................... 3,360 05/20/22 GBP 0.50 GBP 1,581 $ 49,656
Occidental Petroleum Corp. ..................... 539 05/20/22 USD 60.00 USD 3,058 195,388
Occidental Petroleum Corp. ..................... 539 05/20/22 USD 65.00 USD 3,058 117,233
Occidental Petroleum Corp. ..................... 540 05/20/22 USD 55.00 USD 3,064 314,550
Ovintiv , Inc. ................................ 1,136 05/20/22 USD 55.00 USD 6,142 465,760
Schlumberger NV ........................... 454 05/20/22 USD 45.00 USD 1,875 63,560
ServiceNow , Inc. ............................ 178 05/20/22 USD 520.00 USD 9,913 1,078,680
SPDR Gold Shares
(a)
......................... 397 05/20/22 USD 185.00 USD 7,172 127,040
Tapestry, Inc. .............................. 552 05/20/22 USD 40.00 USD 2,051 75,900
Tesla, Inc. ................................. 80 05/20/22 USD 1,150.00 USD 8,621 512,000
Xerox Holdings Corp. ......................... 276 05/20/22 USD 23.00 USD 557 7,590
BP plc ................................... 2,403 06/17/22 USD 35.00 USD 7,065 72,090
General Motors Co. .......................... 1,339 06/17/22 USD 55.00 USD 5,857 60,255
LyondellBasell Industries NV .................... 724 06/17/22 USD 115.00 USD 7,444 114,030
Mercedes-Benz Group AG ..................... 318 06/17/22 EUR 66.00 EUR 2,029 64,025
MGM Resorts International ..................... 1,082 06/17/22 USD 55.00 USD 4,538 29,214
Schlumberger NV ........................... 817 06/17/22 USD 45.00 USD 3,375 161,358
Warner Bros Discovery, Inc. .................... 173 06/17/22 USD 45.00 USD 431 2,509
Invesco DB Agriculture Fund
(a)
................... 1,517 07/15/22 USD 23.00 USD 3,319 109,983
Marathon Oil Corp. .......................... 764 07/15/22 USD 26.00 USD 1,918 183,360
Marathon Oil Corp. .......................... 765 07/15/22 USD 25.00 USD 1,921 219,555
Xerox Holdings Corp. ......................... 108 07/15/22 USD 30.00 USD 218 3,510
15,174,480
Put
Alphabet, Inc. .............................. 26 04/14/22 USD 2,520.00 USD 7,262 7,410
Amazon.com, Inc. ........................... 23 04/14/22 USD 2,800.00 USD 7,498 8,280
EURO STOXX 50 Index ....................... 293 04/14/22 EUR 3,650.00 EUR 11,434 66,933
Invesco QQQ Trust 1 ......................... 3,473 04/14/22 USD 310.00 USD 125,910 95,508
Invesco Senior Loan ETF ...................... 330 04/14/22 USD 21.00 USD 718 3,300
Invesco Senior Loan ETF ...................... 622 04/14/22 USD 20.00 USD 1,354 6,220
iShares iBoxx $ High Yield Corporate Bond ETF ....... 485 04/14/22 USD 80.00 USD 3,991 9,215
iShares iBoxx $ Investment Grade Corporate Bond ETF .. 1,207 04/14/22 USD 122.00 USD 14,597 213,639
iShares iBoxx $ Investment Grade Corporate Bond ETF .. 2,373 04/14/22 USD 121.00 USD 28,699 266,963
iShares Russell 2000 ETF ...................... 145 04/14/22 USD 170.00 USD 2,976 1,015
iShares Russell 2000 ETF ...................... 170 04/14/22 USD 175.00 USD 3,490 1,870
iShares Russell 2000 ETF ...................... 609 04/14/22 USD 202.00 USD 12,501 150,728
Microsoft Corp. ............................. 234 04/14/22 USD 265.00 USD 7,214 6,903
NVIDIA Corp. .............................. 283 04/14/22 USD 215.00 USD 7,722 9,198
salesforce.com, Inc. .......................... 316 04/14/22 USD 190.00 USD 6,709 18,644
ServiceNow , Inc. ............................ 135 04/14/22 USD 520.00 USD 7,518 83,700
Snap, Inc. ................................. 720 04/14/22 USD 26.00 USD 2,591 2,160
SPDR S&P 500 ETF Trust ...................... 194 04/14/22 USD 440.00 USD 8,762 42,486
SPDR S&P 500 ETF Trust ...................... 230 04/14/22 USD 435.00 USD 10,388 34,730
SPDR S&P 500 ETF Trust ...................... 1,107 04/14/22 USD 455.00 USD 49,997 737,262
United States Steel Corp. ...................... 204 04/14/22 USD 27.00 USD 770 918
iShares Russell 2000 ETF ...................... 131 04/18/22 USD 188.00 USD 2,689 6,485
Alibaba Group Holding Ltd. ..................... 602 05/20/22 USD 90.00 USD 6,550 182,707
Apple, Inc. ................................ 230 05/20/22 USD 140.00 USD 4,016 15,525
EURO STOXX 50 Index ....................... 202 05/20/22 EUR 3,600.00 EUR 7,883 161,005
iShares iBoxx $ Investment Grade Corporate Bond ETF .. 2,373 05/20/22 USD 118.00 USD 28,699 272,895
iShares Russell 2000 ETF ...................... 615 05/20/22 USD 200.00 USD 12,624 326,873
iShares Russell 2000 ETF ...................... 1,266 05/20/22 USD 199.00 USD 25,987 634,266
Micron Technology, Inc. ....................... 411 05/20/22 USD 75.00 USD 3,201 152,070
SPDR S&P 500 ETF Trust ...................... 1,527 05/20/22 USD 410.00 USD 68,965 472,607
Avaya Holdings Corp. ......................... 98 06/17/22 USD 11.00 USD 124 7,105
PG&E Corp. ............................... 85 06/17/22 USD 9.00 USD 101 808
Invesco Senior Loan ETF ...................... 238 07/15/22 USD 20.00 USD 518 7,735
Pitney Bowes, Inc. ........................... 74 07/15/22 USD 4.00 USD 38 1,295
4,008,458
$ 19,182,938

BlackRock Global Allocation V.I. Fund

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2022
(a)
All or a portion of the security is held by a wholly-owned subsidiary.
OTC Options Purchased
Description Counterparty
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
EUR Currency ........... BNP Paribas SA — 04/07/22 USD 1.16 EUR 35,456 $ 285
EUR Currency ........... JPMorgan Chase Bank NA — 04/07/22 USD 1.16 EUR 35,456 275
Devon Energy Corp. ....... Credit Suisse International 77,072 04/14/22 USD 50.00 USD 4,557 720,623
Shell plc ............... Citibank NA 306,899 04/14/22 USD 50.00 USD 16,858 1,549,671
Shell plc ............... Nomura International plc 244,416 04/14/22 USD 52.50 USD 13,426 733,248
CF Industries Holdings, Inc. .. Citibank NA 56,400 05/20/22 USD 115.00 USD 5,813 242,520
Mosaic Co. (The) ......... Citibank NA 99,600 05/20/22 USD 75.00 USD 6,623 295,314
Amazon.com, Inc. ........ Citibank NA 2,862 06/17/22 USD 4,150.00 USD 9,330 20,818
EssilorLuxottica SA ....... Goldman Sachs International 36,131 06/17/22 EUR 200.00 EUR 6,009 14,894
EURO STOXX 50 Index .... Credit Suisse International 2,423 06/17/22 EUR 4,650.00 EUR 9,456 2,412
Pioneer Natural Resources Co. Morgan Stanley & Co. International plc 116,120 06/17/22 USD 260.00 USD 29,033 1,422,470
Tractor Supply Co. ........ JPMorgan Chase Bank NA 13,790 07/15/22 USD 295.00 USD 3 , 199 28,959
EssilorLuxottica SA ....... JPMorgan Chase Bank NA 21,647 09/16/22 EUR 200.00 EUR 3,600 40,365
5,071,854
Put
EUR Currency ........... Bank of America NA — 04/08/22 USD 1.08 EUR 54,767 30,134
EUR Currency ........... Deutsche Bank AG — 04/13/22 USD 1.13 EUR 119,262 2,872,992
EUR Currency ........... Morgan Stanley & Co. International plc — 04/29/22 USD 1.11 EUR 98,631 864,196
EUR Currency ........... Deutsche Bank AG — 05/12/22 USD 1.08 EUR 52,029 189,591
USD Currency ........... JPMorgan Chase Bank NA — 05/12/22 JPY 116.00 USD 66,185 114,044
4,070,957
$ 9,142,811
OTC Credit Default Swaptions Purchased
Paid by the
Fund
Received by the
Fund
Description Rate/Reference Rate/Reference Frequency Counterparty
Expiration
Date
Exercise
Price
Notional
Amount (000)
(a)
Value
Put
Bought Protection on 5-Year
Credit Default Swap 5.00%
Markit CDX North
American High
Yield Index Series
37.V1 Quarterly Barclays Bank plc 04/20/22 USD 101.00 USD 4,795 $ 3,289
Bought Protection on 5-Year
Credit Default Swap 5.00
Markit CDX North
American High
Yield Index Series
37.V1 Quarterly
Morgan Stanley & Co.
International plc 04/20/22 USD 101.00 USD 7,255 4,977
Bought Protection on 5-Year
Credit Default Swap 5.00
Markit CDX North
American High
Yield Index Series
38.V1 Quarterly Credit Suisse International 05/18/22 USD 102.00 USD 3,295 17,200
$ 25,466
(a)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
OTC Interest Rate Swaptions Purchased
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
Call
30-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.50% Semi-Annual
Morgan Stanley & Co.
International plc 04/14/22 1.50 % USD 57,064 $ 105
30-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.60% Semi-Annual
Goldman Sachs
International 04/20/22 1.60 USD 29,189 1,736

BlackRock Global Allocation V.I. Fund

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2022
OTC Interest Rate Swaptions Purchased (continued)
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.30% Semi-Annual
Morgan Stanley & Co.
International plc 04/21/22 1.30 % USD 30,938 $ 61
30-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.52% Semi-Annual Citibank NA 07/05/22 1.52 USD 30,461 124,465
30-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.55% Semi-Annual Deutsche Bank AG 07/06/22 1.55 USD 12,860 59,076
1-Year Interest Rate Swap
(a)
. 3 month LIBOR Quarterly 0.80% Semi-Annual
Morgan Stanley & Co.
International plc 03/16/23 0.80 USD 391,953 123,699
309,142
Put
10-Year Interest Rate Swap
(a)
0.42% Annual 1 day TONAR Annual BNP Paribas SA 08/08/22 0.42 JPY 4,429,154 98,716
98,716
$ 407,858
(a)
Forward settling swaption.
OTC Barrier Options Written
Description Type of Option Counterparty
Number of
Contracts Expiration Date Exercise Price
Barrier
Price/Range
Notional
Amount (000) Value
Put
EURO STOXX 50 Index . Down and In
Credit Suisse
International 3,635 06/17/22 EUR 3,400.00 EUR 3,000.00 EUR 4 $ (248,733)
Exchange-Traded Options Written
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
Abbott Laboratories ........................... 405 04/14/22 USD 125.00 USD 4,794 $ (7,493)
Alcoa Corp. ................................ 443 04/14/22 USD 85.00 USD 3,988 (316,745)
Alcoa Corp. ................................ 566 04/14/22 USD 80.00 USD 5,096 (618,355)
Alphabet, Inc. ............................... 26 04/14/22 USD 2,940.00 USD 7,262 (28,340)
Alphabet, Inc. ............................... 33 04/14/22 USD 2,900.00 USD 9,217 (62,205)
Amazon.com, Inc. ............................ 23 04/14/22 USD 3,260.00 USD 7,498 (170,258)
Amazon.com, Inc. ............................ 28 04/14/22 USD 3,600.00 USD 9,128 (10,640)
Amazon.com, Inc. ............................ 30 04/14/22 USD 3,200.00 USD 9,780 (335,925)
Amazon.com, Inc. ............................ 65 04/14/22 USD 3,300.00 USD 21,190 (357,175)
Apple, Inc. ................................. 430 04/14/22 USD 175.00 USD 7,508 (140,825)
Apple, Inc. ................................. 692 04/14/22 USD 170.00 USD 12,083 (444,610)
Bank of America Corp. ......................... 1,340 04/14/22 USD 45.00 USD 5,523 (16,750)
Barclays plc ................................ 2,271 04/14/22 GBP 2.30 GBP 3,368 (141,707)
BNP Paribas SA ............................. 631 04/14/22 EUR 76.00 EUR 3,277 (4,188)
Boston Scientific Corp. ......................... 978 04/14/22 USD 46.00 USD 4,332 (23,961)
BP plc .................................... 919 04/14/22 USD 31.00 USD 2,702 (23,435)
Charles Schwab Corp. (The) ..................... 517 04/14/22 USD 90.00 USD 4,359 (18,612)
Coinbase Global, Inc. .......................... 195 04/14/22 USD 225.00 USD 3,702 (26,325)
ConocoPhillips .............................. 331 04/14/22 USD 110.00 USD 3,310 (10,427)
Costco Wholesale Corp. ........................ 77 04/14/22 USD 590.00 USD 4,434 (35,228)
Devon Energy Corp. ........................... 311 04/14/22 USD 70.00 USD 1,839 (4,354)
Freeport-McMoRan, Inc. ........................ 845 04/14/22 USD 48.00 USD 4,203 (229,418)
General Motors Co. ........................... 2,882 04/14/22 USD 70.00 USD 12,606 (2,882)
Invesco QQQ Trust 1 .......................... 1,455 04/14/22 USD 375.00 USD 52,750 (287,363)
KraneShares CSI China Internet ETF ............... 1,857 04/14/22 USD 44.00 USD 5,294 (5,571)
Microsoft Corp. .............................. 109 04/14/22 USD 310.00 USD 3,361 (58,860)
Microsoft Corp. .............................. 361 04/14/22 USD 300.00 USD 11,130 (434,103)
NVIDIA Corp. ............................... 160 04/14/22 USD 270.00 USD 4,366 (193,200)
NVIDIA Corp. ............................... 283 04/14/22 USD 260.00 USD 7,722 (515,768)
ServiceNow , Inc. ............................. 135 04/14/22 USD 620.00 USD 7,518 (25,650)

BlackRock Global Allocation V.I. Fund

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2022
Exchange-Traded Options Written (continued)
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Shell plc ................................... 2,440 04/14/22 EUR 28.00 EUR 6,089 $ (6,748)
UnitedHealth Group, Inc. ........................ 153 04/14/22 USD 530.00 USD 7,803 (51,791)
Visa, Inc. .................................. 181 04/14/22 USD 235.00 USD 4,014 (13,213)
Alcoa Corp. ................................ 153 05/20/22 USD 90.00 USD 1,377 (127,373)
Amazon.com, Inc. ............................ 12 05/20/22 USD 3,600.00 USD 3,912 (53,190)
Applied Materials, Inc. ......................... 244 05/20/22 USD 145.00 USD 3,216 (78,080)
Capri Holdings Ltd. ........................... 540 05/20/22 USD 80.00 USD 2,775 (7,020)
CF Industries Holdings, Inc. ...................... 128 05/20/22 USD 110.00 USD 1,319 (73,600)
CF Industries Holdings, Inc. ...................... 726 05/20/22 USD 130.00 USD 7,482 (123,420)
CF Industries Holdings, Inc. ...................... 778 05/20/22 USD 90.00 USD 8,018 (1,287,590)
Chevron Corp. .............................. 344 05/20/22 USD 190.00 USD 5,601 (23,908)
Freeport-McMoRan, Inc. ........................ 813 05/20/22 USD 55.00 USD 4,044 (122,763)
Microsoft Corp. .............................. 409 05/20/22 USD 320.00 USD 12,610 (333,335)
NVIDIA Corp. ............................... 88 05/20/22 USD 280.00 USD 2,401 (142,340)
Pioneer Natural Resources Co. ................... 341 05/20/22 USD 270.00 USD 8,526 (242,110)
ServiceNow , Inc. ............................. 173 05/20/22 USD 600.00 USD 9,634 (354,650)
ServiceNow , Inc. ............................. 178 05/20/22 USD 620.00 USD 9,913 (260,770)
SPDR Gold Shares
(a)
.......................... 794 05/20/22 USD 210.00 USD 14,344 (42,082)
Tesla, Inc. .................................. 80 05/20/22 USD 1,350.00 USD 8,621 (170,600)
EQT Corp. ................................. 2,150 06/17/22 USD 28.00 USD 7,398 (1,623,250)
NXP Semiconductors NV ....................... 169 06/17/22 USD 210.00 USD 3,128 (78,585)
Valero Energy Corp. ........................... 710 06/17/22 USD 105.00 USD 7,209 (370,975)
Invesco DB Agriculture Fund
(a)
.................... 1,517 07/15/22 USD 27.00 USD 3,319 (30,340)
ConocoPhillips .............................. 1,278 08/19/22 USD 120.00 USD 12,780 (316,305)
(10,484,411)
Put
Pandora A/S ................................ 110 04/13/22 DKK 640.00 DKK 7,124 (44,578)
Air Products and Chemicals, Inc. .................. 141 04/14/22 USD 230.00 USD 3,524 (10,223)
Autodesk, Inc. ............................... 147 04/14/22 USD 210.00 USD 3,151 (58,065)
Autodesk, Inc. ............................... 154 04/14/22 USD 195.00 USD 3,301 (15,169)
Boston Scientific Corp. ......................... 978 04/14/22 USD 37.00 USD 4,332 (21,516)
BP plc .................................... 2,403 04/14/22 USD 27.00 USD 7,065 (34,844)
Coinbase Global, Inc. .......................... 195 04/14/22 USD 140.00 USD 3,702 (6,825)
Comcast Corp. .............................. 1,475 04/14/22 USD 42.50 USD 6,906 (13,275)
EURO STOXX 50 Index ........................ 293 04/14/22 EUR 3,275.00 EUR 11,434 (13,938)
Home Depot, Inc. (The) ........................ 105 04/14/22 USD 300.00 USD 3,143 (67,988)
Invesco QQQ Trust 1 .......................... 3,473 04/14/22 USD 285.00 USD 125,910 (34,730)
iShares iBoxx $ High Yield Corporate Bond ETF ........ 291 04/14/22 USD 76.00 USD 2,395 (1,164)
iShares iBoxx $ Investment Grade Corporate Bond ETF ... 1,207 04/14/22 USD 119.00 USD 14,597 (53,108)
iShares iBoxx $ Investment Grade Corporate Bond ETF ... 2,373 04/14/22 USD 116.00 USD 28,699 (42,714)
iShares Russell 2000 ETF ....................... 170 04/14/22 USD 150.00 USD 3,490 (425)
iShares Russell 2000 ETF ....................... 609 04/14/22 USD 190.00 USD 12,501 (30,450)
JPMorgan Chase & Co. ........................ 255 04/14/22 USD 125.00 USD 3,476 (16,703)
KraneShares CSI China Internet ETF ............... 1,857 04/14/22 USD 29.00 USD 5,294 (312,905)
Meta Platforms, Inc. ........................... 121 04/14/22 USD 250.00 USD 2,691 (339,405)
salesforce.com, Inc. ........................... 285 04/14/22 USD 220.00 USD 6,051 (277,163)
Snap, Inc. .................................. 720 04/14/22 USD 19.00 USD 2,591 (720)
SPDR S&P 500 ETF Trust ....................... 194 04/14/22 USD 420.00 USD 8,762 (11,349)
SPDR S&P 500 ETF Trust ....................... 230 04/14/22 USD 400.00 USD 10,388 (6,785)
Starbucks Corp. ............................. 1,018 04/14/22 USD 80.00 USD 9,261 (13,234)
United States Steel Corp. ....................... 204 04/14/22 USD 22.00 USD 770 (408)
Wells Fargo & Co. ............................ 694 04/14/22 USD 45.00 USD 3,363 (31,230)
iShares Russell 2000 ETF ....................... 131 04/18/22 USD 170.00 USD 2,689 (1,310)
Alibaba Group Holding Ltd. ...................... 602 05/20/22 USD 75.00 USD 6,550 (65,919)
Aptiv plc ................................... 253 05/20/22 USD 135.00 USD 3,029 (432,630)
Bath & Body Works, Inc. ........................ 1,249 05/20/22 USD 50.00 USD 5,970 (608,888)
Chevron Corp. .............................. 344 05/20/22 USD 130.00 USD 5,601 (19,092)
CSX Corp. ................................. 969 05/20/22 USD 30.00 USD 3,629 (12,113)
Dynatrace , Inc. .............................. 405 05/20/22 USD 40.00 USD 1,908 (55,688)
EURO STOXX 50 Index ........................ 202 05/20/22 EUR 3,025.00 EUR 7,883 (32,737)
Exxon Mobil Corp. ............................ 228 05/20/22 USD 70.00 USD 1,883 (14,136)
Freeport-McMoRan, Inc. ........................ 216 05/20/22 USD 35.00 USD 1,074 (4,320)
Home Depot, Inc. (The) ........................ 100 05/20/22 USD 290.00 USD 2,993 (87,750)

BlackRock Global Allocation V.I. Fund

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2022
Exchange-Traded Options Written (continued)
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
iShares iBoxx $ High Yield Corporate Bond ETF ........ 1,766 05/20/22 USD 75.00 USD 14,532 $ (40,618)
iShares iBoxx $ High Yield Corporate Bond ETF ........ 2,354 05/20/22 USD 76.00 USD 19,371 (63,558)
iShares iBoxx $ Investment Grade Corporate Bond ETF ... 2,373 05/20/22 USD 113.00 USD 28,699 (88,988)
iShares Russell 2000 ETF ....................... 615 05/20/22 USD 185.00 USD 12,624 (132,840)
iShares Russell 2000 ETF ....................... 1,266 05/20/22 USD 182.00 USD 25,987 (227,247)
Lloyds Banking Group plc ....................... 3,360 05/20/22 GBP 0.44 GBP 1,581 (147,864)
Micron Technology, Inc. ........................ 822 05/20/22 USD 65.00 USD 6,403 (83,844)
Nice Ltd. .................................. 136 05/20/22 USD 220.00 USD 2,978 (161,160)
Schlumberger NV ............................ 454 05/20/22 USD 35.00 USD 1,875 (30,191)
SPDR S&P 500 ETF Trust ....................... 2,291 05/20/22 USD 380.00 USD 103,471 (288,666)
Starbucks Corp. ............................. 381 05/20/22 USD 80.00 USD 3,466 (40,577)
Tapestry, Inc. ............................... 552 05/20/22 USD 27.50 USD 2,051 (15,180)
Tesla, Inc. .................................. 40 05/20/22 USD 950.00 USD 4,310 (161,300)
Albemarle Corp. ............................. 154 06/17/22 USD 180.00 USD 3,406 (77,000)
Autodesk, Inc. ............................... 216 06/17/22 USD 180.00 USD 4,630 (95,040)
BP plc .................................... 2,403 06/17/22 USD 27.00 USD 7,065 (245,106)
Charter Communications, Inc. .................... 102 06/17/22 USD 470.00 USD 5,564 (79,050)
General Motors Co. ........................... 1,339 06/17/22 USD 35.00 USD 5,857 (85,696)
LyondellBasell Industries NV ..................... 724 06/17/22 USD 90.00 USD 7,444 (157,470)
Masco Corp. ................................ 605 06/17/22 USD 50.00 USD 3,086 (149,738)
Mercedes-Benz Group AG ...................... 318 06/17/22 EUR 50.00 EUR 2,029 (55,582)
MGM Resorts International ...................... 1,082 06/17/22 USD 40.00 USD 4,538 (259,139)
Schlumberger NV ............................ 817 06/17/22 USD 35.00 USD 3,375 (91,096)
Invesco DB Agriculture Fund
(a)
.................... 759 07/15/22 USD 20.00 USD 1,661 (20,873)
(5,591,320)
$ (16,075,731)
(a)
All or a portion of the security is held by a wholly-owned subsidiary.
OTC Options Written
Description Counterparty
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
EUR Currency .............. BNP Paribas SA — 04/07/22 USD 1.19 EUR 35,456 $ (17)
EUR Currency .............. JPMorgan Chase Bank NA — 04/07/22 USD 1.19 EUR 35,456 (26)
Devon Energy Corp. .......... Credit Suisse International 77,072 04/14/22 USD 55.00 USD 4,557 (381,506)
Shell plc .................. Citibank NA 233,114 04/14/22 USD 60.00 USD 12,805 (33,498)
Shell plc .................. Citibank NA 73,785 04/14/22 USD 55.00 USD 4,053 (101,454)
Shell plc .................. Nomura International plc 244,416 04/14/22 USD 57.50 USD 13,426 (122,208)
EssilorLuxottica SA .......... Goldman Sachs International 36,131 06/17/22 EUR 220.00 EUR 6,009 (978)
Pioneer Natural Resources Co. .. Morgan Stanley & Co. International plc 116,120 06/17/22 USD 285.00 USD 29,033 (743,168)
EssilorLuxottica SA .......... JPMorgan Chase Bank NA 21,647 09/16/22 EUR 225.00 EUR 3,600 (7,046)
(1,389,901)
Put
EUR Currency .............. Bank of America NA — 04/08/22 USD 1.05 EUR 54,767 (1,983)
EUR Currency .............. Deutsche Bank AG — 04/13/22 USD 1.11 EUR 119,262 (765,018)
Devon Energy Corp. .......... Credit Suisse International 38,536 04/14/22 USD 41.00 USD 2,279 (1,156)
Shell plc .................. Citibank NA 268,363 04/14/22 USD 40.00 USD 14,741 –
EUR Currency .............. Morgan Stanley & Co. International plc — 04/29/22 USD 1.07 EUR 98,631 (140,459)
EUR Currency .............. Deutsche Bank AG — 05/12/22 USD 1.04 EUR 26,015 (19,139)
EUR Currency .............. Deutsche Bank AG — 05/12/22 USD 1.06 EUR 52,029 (83,156)
USD Currency .............. JPMorgan Chase Bank NA — 05/12/22 JPY 112.00 USD 66,185 (33,740)
Amazon.com, Inc. ........... Citibank NA 1,432 06/17/22 USD 2,800.00 USD 4,668 (94,289)
EssilorLuxottica SA .......... Goldman Sachs International 36,131 06/17/22 EUR 160.00 EUR 6,009 (266,596)
Pioneer Natural Resources Co. .. Morgan Stanley & Co. International plc 58,060 06/17/22 USD 220.00 USD 14,517 (406,420)
Tractor Supply Co. ........... JPMorgan Chase Bank NA 13,790 07/15/22 USD 210.00 USD 3,199 (52,402)
EssilorLuxottica SA .......... JPMorgan Chase Bank NA 21,647 09/16/22 EUR 160.00 EUR 3,600 (249,465)

BlackRock Global Allocation V.I. Fund

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2022
OTC Options Written (continued)
Description Counterparty
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
S&P 500 Index ............. Citibank NA 7,504 09/16/22 USD 3,700.00 USD 33,996 $ (508,396)
(2,622,219)
$ (4,012,120)
OTC Credit Default Swaptions Written
Paid by the
Fund
Received by the
Fund
Description Rate/Reference Rate/Reference Frequency Counterparty
Expiration
Date
Credit
Rating
(a)
Exercise
Price
Notional
Amount (000)
(b)
Value
Put
Sold Protection on
5-Year Credit Default
Swap
Markit CDX North
American High Yield
Index Series 37.V1 5.00 % Quarterly Barclays Bank plc 04/20/22 NR USD 96.00 USD 4,795 $ (1,484)
Sold Protection on
5-Year Credit Default
Swap
Markit CDX North
American High Yield
Index Series 37.V1 5.00 Quarterly
Morgan Stanley & Co.
International plc 04/20/22 NR USD 96.00 USD 7,255 (2,245)
$ (3,729)
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
OTC Interest Rate Swaptions Written
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
Call
2-Year Interest Rate Swap
(a)
. 1.40% Semi-Annual 1 day SOFR Annual
Morgan Stanley & Co.
International plc 02/15/23 1.40 % USD 153,627 $ (269,253)
1-Year Interest Rate Swap
(a)
. 0.40% Semi-Annual 3 month LIBOR Quarterly
Morgan Stanley & Co.
International plc 03/16/23 0.40 USD 391,953 (76,306)
1-Year Interest Rate Swap
(a)
. 0.60% Semi-Annual 3 month LIBOR Quarterly
Morgan Stanley & Co.
International plc 03/16/23 0.60 USD 391,953 (96,874)
(442,433)
Put
2-Year Interest Rate Swap
(a)
. 1 day SOFR Annual 2.60% Semi-Annual
Morgan Stanley & Co.
International plc 02/15/23 2.60 USD 153,627 (1,710,258)
2-Year Interest Rate Swap
(a)
. 1 day SOFR Annual 2.70% Semi-Annual
Morgan Stanley & Co.
International plc 02/15/23 2.70 USD 153,627 (1,565,510)
10-Year Interest Rate Swap
(a)
1 day SOFR Annual 3.27% Semi-Annual
Goldman Sachs
International 03/23/23 3.27 USD 114,328 (1,023,795)
10-Year Interest Rate Swap
(a)
1 day SOFR Annual 3.28% Semi-Annual
Goldman Sachs
International 03/24/23 3.28 USD 37,052 (328,316)
5-Year Interest Rate Swap
(a)
. 3 month LIBOR Quarterly 3.04% Semi-Annual Barclays Bank plc 06/15/26 3.04 USD 121,539 (2,810,542)
5-Year Interest Rate Swap
(a)
. 3 month LIBOR Quarterly 3.04% Semi-Annual
Morgan Stanley & Co.
International plc 06/30/26 3.04 USD 55,886 (1,297,650)
(8,736,071)
$ (9,178,504)
(a)
Forward settling swaption.

BlackRock Global Allocation V.I. Fund

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2022
Centrally Cleared Credit Default Swaps — Buy Protection
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
CDX.NA.IG.36.V1 ................... 1.00 % Quarterly 06/20/26 USD 40,941 $ (755,301) $ (702,309) $ (52,992)
Avis Budget Car Rental LLC ............ 5.00 Quarterly 12/20/26 USD 3,496 (348,475) (475,545) 127,070
CDX.NA.HY.37.V1 ................... 5.00 Quarterly 12/20/26 USD 15,630 (1,009,792) (1,156,267) 146,475
ITRAXX.EUR.CROSSOVER.36.V1 ........ 5.00 Quarterly 12/20/26 EUR 16,125 (1,444,927) (1,851,354) 406,427
$ (3,558,495) $ (4,185,475) $ 626,980
Centrally Cleared Credit Defa ul t Swaps — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
ITRAXX.EUR.
CROSSOVER.34.V2 . 5.00 % Quarterly 12/20/25 NR EUR 23,929 $ 2,305,574 $ 1,580,647 $ 724,927
ITRAXX.EUR.
CROSSOVER.35.V1 . 5.00 Quarterly 06/20/26 BB- EUR 15,506 1,423,034 1,948,620 (525,586)
$ 3,728,608 $ 3,529,267 $ 199,341
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
Centrally Cleared Interest Rate Swap s
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
0.88% Semi-Annual 3 month LIBOR Quarterly N/A 08/17/22 USD 174,093 $ (5,178) $ (4,522) $ (656)
28 day MXIBTIIE Monthly 4.42% Monthly N/A 02/28/23 MXN 277,141 (466,422) — (466,422)
28 day MXIBTIIE Monthly 4.50% Monthly N/A 03/03/23 MXN 277,054 (478,009) — (478,009)
28 day MXIBTIIE Monthly 4.68% Monthly N/A 02/27/24 MXN 196,638 (682,750) — (682,750)
28 day MXIBTIIE Monthly 4.86% Monthly N/A 03/01/24 MXN 196,638 (663,686) — (663,686)
1 day SOFR Annual 1.13% Annual N/A 03/07/24 USD 164,739 (3,377,377) — (3,377,377)
1 day SOFR Annual 1.13% Annual N/A 03/08/24 USD 247,398 (5,088,452) — (5,088,452)
0.40% Semi-Annual 3 month LIBOR Quarterly N/A 03/08/24 USD 248,690 9,784,685 — 9,784,685
1 day SOFR Annual 1.08% Annual N/A 03/18/24 USD 330,937 (7,346,429) — (7,346,429)
0.53% Semi-Annual 3 month LIBOR Quarterly 06/06/22
(a)
06/06/24 USD 61,771 2,616,841 — 2,616,841
0.57% Semi-Annual 3 month LIBOR Quarterly N/A 06/28/24 USD 56,316 2,374,244 — 2,374,244
0.51% Semi-Annual 3 month LIBOR Quarterly N/A 07/13/24 USD 51,912 2,343,108 — 2,343,108
0.55% Semi-Annual 3 month LIBOR Quarterly N/A 07/16/24 USD 78,244 3,460,703 — 3,460,703
0.55% Semi-Annual 3 month LIBOR Quarterly N/A 07/20/24 USD 25,912 1,152,321 — 1,152,321
0.55% Semi-Annual 3 month LIBOR Quarterly N/A 07/20/24 USD 51,825 2,306,539 — 2,306,539
0.49% Semi-Annual 3 month LIBOR Quarterly N/A 07/23/24 USD 51,079 2,344,644 — 2,344,644
0.49% Semi-Annual 3 month LIBOR Quarterly N/A 07/23/24 USD 51,079 2,348,370 — 2,348,370
0.56% Semi-Annual 3 month LIBOR Quarterly N/A 08/12/24 USD 78,160 3,577,172 — 3,577,172
0.57% Semi-Annual 3 month LIBOR Quarterly N/A 08/13/24 USD 50,888 2,316,935 — 2,316,935
0.57% Semi-Annual 3 month LIBOR Quarterly N/A 08/27/24 USD 25,638 1,194,285 — 1,194,285
0.57% Semi-Annual 3 month LIBOR Quarterly N/A 08/27/24 USD 25,638 1,192,730 — 1,192,730
0.57% Semi-Annual 3 month LIBOR Quarterly N/A 08/27/24 USD 25,767 1,196,694 — 1,196,694
0.57% Semi-Annual 3 month LIBOR Quarterly N/A 08/27/24 USD 25,767 1,195,506 — 1,195,506
0.57% Semi-Annual 3 month LIBOR Quarterly N/A 08/27/24 USD 25,382 1,179,879 — 1,179,879
1.60% Semi-Annual 3 month LIBOR Quarterly N/A 01/24/25 USD 124,109 3,103,135 959 3,102,176
2.00% Annual 1 day SOFR Annual 02/17/23
(a)
02/17/25 USD 43,216 601,491 — 601,491
0.35% Semi-Annual 3 month LIBOR Quarterly N/A 08/27/25 USD 47,190 3,473,084 — 3,473,084
3 month LIBOR Quarterly 0.37% Semi-Annual N/A 10/29/25 USD 136,775 (10,289,297) — (10,289,297)
3 month LIBOR Quarterly 0.46% Semi-Annual N/A 11/23/25 USD 37,887 (2,776,861) — (2,776,861)

BlackRock Global Allocation V.I. Fund

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2022
Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
3 month LIBOR Quarterly 0.39% Semi-Annual N/A 02/10/26 USD 95,698 $ (7,732,436) $ — $ (7,732,436)
0.68% Semi-Annual 3 month LIBOR Quarterly N/A 02/19/26 USD 46,406 3,252,166 — 3,252,166
0.70% Semi-Annual 3 month LIBOR Quarterly N/A 02/22/26 USD 12,682 881,438 — 881,438
3 month LIBOR Quarterly 0.83% Semi-Annual N/A 03/08/26 USD 152,601 (9,944,224) — (9,944,224)
3 month LIBOR Quarterly 0.85% Semi-Annual N/A 04/08/26 USD 222,921 (13,997,970) — (13,997,970)
3 month LIBOR Quarterly 0.87% Semi-Annual N/A 04/08/26 USD 91,791 (5,684,872) — (5,684,872)
0.62% Semi-Annual 3 month LIBOR Quarterly N/A 04/08/26 USD 91,791 6,672,341 — 6,672,341
0.60% Semi-Annual 3 month LIBOR Quarterly N/A 04/08/26 USD 222,921 16,396,109 — 16,396,109
0.63% Semi-Annual 3 month LIBOR Quarterly N/A 05/26/26 USD 214,430 15,958,397 — 15,958,397
0.64% Semi-Annual 3 month LIBOR Quarterly N/A 05/27/26 USD 324,839 24,063,355 — 24,063,355
0.85% Semi-Annual 3 month LIBOR Quarterly N/A 05/27/26 USD 108,280 7,046,840 — 7,046,840
3 month LIBOR Quarterly 0.98% Semi-Annual N/A 06/28/26 USD 33,790 (2,091,732) — (2,091,732)
3 month LIBOR Quarterly 0.87% Semi-Annual N/A 07/13/26 USD 30,591 (2,057,683) — (2,057,683)
28 day MXIBTIIE Monthly 6.48% Monthly N/A 08/12/26 MXN 164,793 (572,024) — (572,024)
28 day MXIBTIIE Monthly 6.43% Monthly N/A 08/13/26 MXN 227,511 (811,193) — (811,193)
28 day MXIBTIIE Monthly 6.47% Monthly N/A 08/13/26 MXN 226,282 (790,999) — (790,999)
28 day MXIBTIIE Monthly 6.42% Monthly N/A 08/14/26 MXN 184,468 (661,041) — (661,041)
28 day MXIBTIIE Monthly 6.44% Monthly N/A 08/14/26 MXN 111,918 (395,735) — (395,735)
28 day MXIBTIIE Monthly 6.42% Monthly N/A 08/17/26 MXN 166,177 (594,360) — (594,360)
1.17% Semi-Annual 3 month LIBOR Quarterly N/A 10/14/26 USD 28,108 1,530,028 — 1,530,028
0.94% Semi-Annual 3 month LIBOR Quarterly N/A 10/14/26 USD 17,852 1,162,625 — 1,162,625
1.15% Semi-Annual 3 month LIBOR Quarterly N/A 11/10/26 USD 74,674 4,206,955 — 4,206,955
3 month LIBOR Quarterly 1.39% Semi-Annual N/A 01/07/27 USD 118,459 (5,799,277) — (5,799,277)
3 month LIBOR Quarterly 1.42% Semi-Annual N/A 01/10/27 USD 48,225 (2,297,711) — (2,297,711)
3 month LIBOR Quarterly 1.47% Semi-Annual N/A 01/14/27 USD 17,567 (798,122) — (798,122)
3 month LIBOR Quarterly 1.63% Semi-Annual N/A 02/09/27 USD 161,618 (6,312,110) — (6,312,110)
1 day SOFR Annual 1.56% Annual N/A 03/07/27 USD 82,369 (2,575,426) — (2,575,426)
0.69% Semi-Annual 3 month LIBOR Quarterly N/A 06/23/30 USD 15,068 1,968,516 — 1,968,516
3 month LIBOR Quarterly 1.08% Semi-Annual N/A 08/17/30 USD 35,177 (3,619,087) (26,284) (3,592,803)
3 month LIBOR Quarterly 0.64% Semi-Annual N/A 08/21/30 USD 16,269 (2,229,615) — (2,229,615)
3 month LIBOR Quarterly 0.68% Semi-Annual N/A 09/14/30 USD 5,989 (812,667) — (812,667)
3 month LIBOR Quarterly 0.66% Semi-Annual N/A 09/25/30 USD 9,114 (1,252,896) — (1,252,896)
0.71% Semi-Annual 3 month LIBOR Quarterly N/A 09/25/30 USD 9,114 1,218,092 — 1,218,092
3 month LIBOR Quarterly 0.69% Semi-Annual N/A 09/29/30 USD 7,292 (984,702) — (984,702)
0.76% Semi-Annual 3 month LIBOR Quarterly N/A 09/29/30 USD 7,292 944,761 — 944,761
0.81% Semi-Annual 3 month LIBOR Quarterly N/A 11/23/30 USD 25,003 3,108,134 — 3,108,134
1.17% Semi-Annual 3 month LIBOR Quarterly N/A 02/04/31 USD 15,984 1,575,385 — 1,575,385
1.20% Semi-Annual 3 month LIBOR Quarterly N/A 02/05/31 USD 9,412 911,090 — 911,090
3 month LIBOR Quarterly 1.40% Semi-Annual N/A 04/07/31 USD 69,777 (5,369,635) — (5,369,635)
3 month LIBOR Quarterly 1.42% Semi-Annual N/A 04/08/31 USD 40,156 (3,022,153) — (3,022,153)
1.57% Semi-Annual 3 month LIBOR Quarterly N/A 05/27/31 USD 26,608 1,720,834 — 1,720,834
1.54% Semi-Annual 3 month LIBOR Quarterly N/A 05/28/31 USD 4,718 316,969 — 316,969
2.18% Semi-Annual 3 month LIBOR Quarterly 06/17/26
(a)
06/17/31 USD 40,718 172,929 — 172,929
2.18% Semi-Annual 3 month LIBOR Quarterly 06/17/26
(a)
06/17/31 USD 40,111 168,191 — 168,191
2.16% Semi-Annual 3 month LIBOR Quarterly 06/18/26
(a)
06/18/31 USD 40,710 203,226 — 203,226
1.99% Semi-Annual 3 month LIBOR Quarterly 07/02/26
(a)
07/02/31 USD 39,120 477,865 — 477,865
1.99% Semi-Annual 3 month LIBOR Quarterly 07/02/26
(a)
07/02/31 USD 16,766 207,684 — 207,684
0.02% Annual
6 month
EURIBOR Semi-Annual N/A 08/26/31 EUR 29,481 3,353,411 — 3,353,411
1.40% Semi-Annual 3 month LIBOR Quarterly N/A 10/12/31 USD 22,838 1,850,780 — 1,850,780
3 month LIBOR Quarterly 1.59% Semi-Annual N/A 10/14/31 USD 105,294 (6,731,261) — (6,731,261)
1.38% Semi-Annual 3 month LIBOR Quarterly N/A 10/14/31 USD 20,245 1,677,987 — 1,677,987
1.38% Semi-Annual 3 month LIBOR Quarterly N/A 10/14/31 USD 13,918 1,149,826 — 1,149,826
3 month LIBOR Quarterly 1.62% Semi-Annual N/A 11/19/31 USD 71,729 (4,522,891) — (4,522,891)
1.44% Semi-Annual 3 month LIBOR Quarterly N/A 11/26/31 USD 12,246 971,430 — 971,430
1.41% Semi-Annual 3 month LIBOR Quarterly N/A 11/30/31 USD 8,480 697,518 — 697,518
3 month LIBOR Quarterly 1.76% Semi-Annual N/A 01/28/32 USD 111,493 (6,123,270) — (6,123,270)
1.70% Semi-Annual 3 month LIBOR Quarterly N/A 11/26/41 USD 6,571 708,257 — 708,257
0.89% Semi-Annual 3 month LIBOR Quarterly N/A 07/02/50 USD 11,154 3,363,510 — 3,363,510
0.88% Semi-Annual 3 month LIBOR Quarterly N/A 07/21/50 USD 7,327 2,227,179 — 2,227,179

BlackRock Global Allocation V.I. Fund

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2022
Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
3 month LIBOR Quarterly 1.08% Semi-Annual N/A 09/28/50 USD 15,811 $ (4,173,103) $ — $ (4,173,103)
3 month LIBOR Quarterly 1.08% Semi-Annual N/A 09/28/50 USD 3,724 (978,880) — (978,880)
3 month LIBOR Quarterly 1.07% Semi-Annual N/A 10/21/50 USD 10,990 (2,864,208) — (2,864,208)
1.27% Semi-Annual 3 month LIBOR Quarterly N/A 10/23/50 USD 23,435 5,086,882 — 5,086,882
3 month LIBOR Quarterly 0.97% Semi-Annual N/A 10/28/50 USD 8,912 (2,518,422) — (2,518,422)
1.17% Semi-Annual 3 month LIBOR Quarterly N/A 10/28/50 USD 9,223 2,204,027 — 2,204,027
0.98% Semi-Annual 3 month LIBOR Quarterly N/A 10/29/50 USD 27,021 7,576,814 — 7,576,814
1.30% Semi-Annual 3 month LIBOR Quarterly N/A 11/19/50 USD 20,309 4,294,868 — 4,294,868
1.22% Semi-Annual 3 month LIBOR Quarterly N/A 11/27/50 USD 9,223 2,113,882 — 2,113,882
1.45% Semi-Annual 3 month LIBOR Quarterly N/A 12/11/50 USD 6,719 1,209,531 — 1,209,531
3 month LIBOR Quarterly 1.20% Semi-Annual N/A 12/22/50 USD 36,086 (8,478,659) — (8,478,659)
1.27% Semi-Annual 3 month LIBOR Quarterly N/A 12/30/50 USD 9,223 2,028,305 — 2,028,305
1.45% Semi-Annual 3 month LIBOR Quarterly N/A 01/07/51 USD 21,904 4,000,397 — 4,000,397
1.52% Semi-Annual 3 month LIBOR Quarterly N/A 01/08/51 USD 7,491 1,246,876 — 1,246,876
1.63% Semi-Annual 3 month LIBOR Quarterly N/A 01/25/51 USD 15,926 2,292,845 — 2,292,845
1.48% Semi-Annual 3 month LIBOR Quarterly N/A 01/28/51 USD 28,612 5,023,281 — 5,023,281
1.58% Semi-Annual 3 month LIBOR Quarterly N/A 02/01/51 USD 16,319 2,531,234 — 2,531,234
1.66% Semi-Annual 3 month LIBOR Quarterly N/A 02/04/51 USD 9,099 1,244,330 — 1,244,330
1.68% Semi-Annual 3 month LIBOR Quarterly N/A 02/05/51 USD 9,412 1,247,219 — 1,247,219
3 month LIBOR Quarterly 1.24% Semi-Annual N/A 02/10/51 USD 26,100 (5,966,377) — (5,966,377)
0.89% Semi-Annual 3 month LIBOR Quarterly N/A 02/10/51 USD 17,400 5,298,110 — 5,298,110
1.91% Semi-Annual 3 month LIBOR Quarterly N/A 02/22/51 USD 3,671 304,331 — 304,331
2.01% Semi-Annual 3 month LIBOR Quarterly N/A 05/27/51 USD 13,763 778,578 — 778,578
1.97% Semi-Annual 3 month LIBOR Quarterly N/A 05/28/51 USD 2,265 146,368 — 146,368
2.04% Semi-Annual 3 month LIBOR Quarterly N/A 06/07/51 USD 4,280 220,222 — 220,222
3 month LIBOR Quarterly 1.83% Semi-Annual N/A 06/22/51 USD 9,332 (920,409) — (920,409)
1.63% Semi-Annual 3 month LIBOR Quarterly N/A 08/23/51 USD 3,283 476,867 — 476,867
1.85% Semi-Annual 3 month LIBOR Quarterly N/A 10/15/51 USD 4,591 412,604 — 412,604
1.82% Semi-Annual 3 month LIBOR Quarterly N/A 10/18/51 USD 7,151 691,434 — 691,434
3 month LIBOR Quarterly 1.84% Semi-Annual N/A 11/08/51 USD 7,755 (729,378) — (729,378)
1.71% Semi-Annual 3 month LIBOR Quarterly N/A 11/30/51 USD 3,105 385,161 — 385,161
1.96% Semi-Annual 3 month LIBOR Quarterly N/A 01/21/52 USD 30,681 2,150,811 — 2,150,811
$ 55,302,182 $ (29,847) $ 55,332,029
(a)
Forward swap.
OTC Credit Default Swap s — Buy Protection
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency Counterparty
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Bombardier, Inc. .......... 5.00 % Quarterly Barclays Bank plc 06/20/23 USD 2,962 $ (75,193) $ 202,924 $ (278,117)
$ – $ – $ –
OTC Interest Rate Swaps
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1 day
BZDIOVER At Termination 9.39% At Termination JPMorgan Chase Bank NA 01/02/25 BRL 82,238 $ (748,015) $ — $ (748,015)
1 day
BZDIOVER At Termination 9.42% At Termination JPMorgan Chase Bank NA 01/02/25 BRL 89,716 (798,401) — (798,401)

BlackRock Global Allocation V.I. Fund

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2022
OTC Interest Rate Swaps (continued)
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1 day
BZDIOVER At Termination 9.54% At Termination JPMorgan Chase Bank NA 01/02/25 BRL 89,385 $ (725,415) $ — $ (725,415)
1 day
BZDIOVER At Termination 8.65% At Termination
Goldman Sachs
International 01/04/27 BRL 3,043 (60,830) — (60,830)
$ (2,332,661) $ — $ (2,332,661)
OTC Total Return Swap s
Reference Entity
Fixed Amount Paid
/ (Received) by the
Fund
(a)
Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
iShares iBoxx $ Investment
Grade Corporate Bond ETF . USD (68,064) Citibank NA 04/19/22 USD 68 $ 480,976 $ — $ 480,976
iShares iBoxx $ Investment
Grade Corporate Bond ETF . USD (33,596) Citibank NA 04/21/22 USD 34 263,516 — 263,516
Universal Health Services, Inc. . USD (5,580) BNP Paribas SA 06/10/22 USD 6 30,755 — 30,755
iShares iBoxx $ High Yield
Corporate Bond ETF ..... USD 50,408 Goldman Sachs International 06/17/22 USD 50 22,848 — 22,848
SK Telecom Co., Ltd ........ USD (86,000) BNP Paribas SA 06/17/22 USD 86 (173,640) — (173,640)
SK Telecom Co., Ltd ........ USD (32,356) BNP Paribas SA 06/17/22 USD 32 (110,942) — (110,942)
iShares iBoxx $ High Yield
Corporate Bond ETF ..... USD (74,276) BNP Paribas SA 06/22/22 USD 74 — — —
iShares iBoxx $ High Yield
Corporate Bond ETF ..... USD (74,276) Goldman Sachs International 06/22/22 USD 74 — — —
iShares iBoxx $ High Yield
Corporate Bond ETF ..... USD (74,278) JPMorgan Chase Bank NA 06/22/22 USD 74 — — —
Universal Health Services, Inc. . USD (5,204) BNP Paribas SA 08/10/22 USD 5 (60,523) — (60,523)
PPG Industries, Inc. ........ USD (5,681) BNP Paribas SA 09/02/22 USD 6 (64,448) — (64,448)
PPG Industries, Inc. ........ USD (5,491) BNP Paribas SA 09/02/22 USD 5 (18,696) — (18,696)
Sherwin-Williams Co. ....... USD (2,894) BNP Paribas SA 09/02/22 USD 3 (37,683) — (37,683)
Sherwin-Williams Co. ....... USD (2,745) BNP Paribas SA 09/02/22 USD 3 23,912 — 23,912
TreeHouse Foods Inc. ...... USD (7,652) Citibank NA 09/09/22 USD 8 4,246 — 4,246
TreeHouse Foods Inc. ...... USD (404) Citibank NA 09/09/22 USD — 486 — 486
TreeHouse Foods Inc. ...... USD (5,750) Citibank NA 09/09/22 USD 6 3,796 — 3,796
TreeHouse Foods Inc. ...... USD (1,590) Citibank NA 09/09/22 USD 2 1,409 — 1,409
TreeHouse Foods Inc. ...... USD (2,498) Citibank NA 09/09/22 USD 2 1,412 — 1,412
TreeHouse Foods Inc. ...... USD (2,980) Citibank NA 09/09/22 USD 3 2,645 — 2,645
$ 370,069 $ — $ 370,069
(a)
At termination, the fixed amount paid (received) will be exchanged for the total return of the reference entity.
OTC Total Return Swaps
Reference Entity
Payment
Frequency Counterparty
(a)
Termination
Date
Net
Notional
Accrued Unrealized
Appreciation
(Depreciation)
Net Value of
Reference
Entity
Gross
Notional
Amount
Net Asset
Percentage
Equity Securities Long/Short ... Monthly Citibank NA
(b)
01/25/21-05/31/23 $ (17,493,546) $ (117,959)
(c)
$ (17,585,805) 0.3%
Monthly
JPMorgan Chase
Bank NA
(d)
02/08/23 (27,212,055) (2,675,822)
(e)
(29,838,906) 0.4
$ (2,793,781) $ (47,424,711)

BlackRock Global Allocation V.I. Fund

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2022
(a)
The Fund receives the total return on a portfolio of long positions underlying the total return swap. The Fund pays the total return on a portfolio of short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions.
The following are the specified benchmarks (plus or minus a range) used in determining the variable rate of interest:
(c)
Amount includes $(25,700) of net dividends and financing fees.
(e)
Amount includes $(48,971) of net dividends and financing fees.
(b) (d)
Range: 18-501 basis points 15-1,600 basis points
Benchmarks: USD overnight Bank Funding Rate USD Overnight Bank Funding Rate
The following table represents the individual short positions and related values of equity securities underlying the total return swap with Citibank NA, as of period end, termination dates 01/25/21-05/31/23:
Shares Value
% of Basket
Value
Reference Entity — Short
Common Stocks
Brazil
Suzano SA ............. (51,650) $ (599,377) 3.4%
China
China Conch Environment
Protection Holdings Ltd. ... (127,500) (159,511) 0.9
China Conch Venture Holdings
Ltd. ................ (111,500) (325,044) 1.9
China Longyuan Power Group
Corp. Ltd., Class H ...... (120,000) (269,730) 1.5
China Overseas Land &
Investment Ltd. ........ (232,500) (691,857) 3.9
China Vanke Co. Ltd., Class H (369,900) (832,008) 4.7
Longfor Group Holdings Ltd. .. (233,500) (1,194,392) 6.8
Microport Scientific Corp. .... (134,400) (299,012) 1.7
Sunny Optical Technology Group
Co. Ltd. .............. (27,000) (428,796) 2.5
Xinyi Solar Holdings Ltd. .... (160,000) (278,459) 1.6
(4,478,809)
Finland
Sampo OYJ, Class A ....... (7,700) (376,255) 2.1
France
CNP Assurances .......... (17,815) (428,886) 2.4
Germany
Commerzbank AG ......... (82,028) (623,324) 3.5
Italy
Nexi SpA ............... (25,559) (294,944) 1.7
Japan
Open House Group Co. Ltd. .. (10,600) (469,080) 2.7
South Korea
Celltrion Healthcare Co. Ltd. .. (15,890) (846,427) 4.8
HYBE Co. Ltd. ........... (1,085) (274,206) 1.6
(1,120,633)
Spain
Ferrovial SA ............. (9,749) (259,273) 1.5
Sweden
Fastighets AB Balder, Class B . (4,678) (308,000) 1.8
Sagax AB, Class B ........ (8,329) (252,743) 1.4
Sweco AB, Class B ........ (13,253) (192,681) 1.1
(753,424)
Shares Value
% of Basket
Value
United Kingdom
BT Group plc ............ (98,105) $ (233,913) 1.3%
Just Eat Takeaway.com NV ... (23,842) (799,611) 4.6
Rolls-Royce Holdings plc .... (322,543) (424,143) 2.4
SSE plc ................ (15,479) (353,680) 2.0
Tesco plc ............... (90,564) (327,869) 1.9
(2,139,216)
United States
American International Group,
Inc. ................. (10,167) (638,183) 3.6
Caesars Entertainment, Inc. .. (5,629) (435,460) 2.5
Jack Henry & Associates, Inc. . (3,188) (628,195) 3.6
Leidos Holdings, Inc. ....... (5,069) (547,553) 3.1
MarketAxess Holdings, Inc. .. (495) (168,399) 1.0
Martin Marietta Materials, Inc. . (2,470) (950,678) 5.4
Norwegian Cruise Line Holdings
Ltd. ................ (25,994) (568,749) 3.2
Westinghouse Air Brake
Technologies Corp. ...... (15,031) (1,445,531) 8.2
Zimmer Biomet Holdings, Inc. . (5,159) (659,836) 3.7
(6,042,584)
Total Reference Entity — Short ............ (17,585,805)
Net Value of Reference Entity — Citibank NA .. $ (17,585,805)
The following table represents the individual short positions and related values of equity securities underlying the total return swap with JPMorgan Chase Bank NA, as of period end, termination date February 8, 2023:
Shares Value
% of Basket
Value
Reference Entity — Short
Common Stocks
Australia
Crown Resorts Ltd. ........ (112,553) (1,071,810) 3.6
IDP Education Ltd. ........ (41,707) (976,114) 3.3
(2,047,924)
Brazil
Localiza Rent a Car SA ..... (43,617) (560,758) 1.9
Magazine Luiza SA ........ (807,174) (1,161,328) 3.9
Petro Rio SA ............ (44,785) (225,475) 0.7
Raia Drogasil SA ......... (52,116) (262,055) 0.9
(2,209,616)
Canada
Teck Resources Ltd., Class B . (5,402) (218,128) 0.7

BlackRock Global Allocation V.I. Fund

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2022
Shares Value
% of Basket
Value
China
Alibaba Health Information
Technology Ltd. ........ (534,000) $ (337,957) 1.1%
China Resources Land Ltd. .. (132,000) (611,179) 2.0
China Southern Airlines Co. Ltd.,
Class H .............. (394,000) (227,689) 0.8
Country Garden Holdings Co.
Ltd. ................ (1,199,575) (918,282) 3.1
Fuyao Glass Industry Group Co.
Ltd., Class H .......... (33,200) (134,797) 0.5
Geely Automobile Holdings Ltd. (205,000) (317,549) 1.1
Ping An Healthcare and
Technology Co. Ltd. ..... (82,800) (213,999) 0.7
Shandong Gold Mining Co. Ltd.,
Class H .............. (227,000) (453,330) 1.5
Shenzhou International Group
Holdings Ltd. .......... (11,900) (157,104) 0.5
Xiaomi Corp., Class B ...... (296,600) (518,287) 1.7
(3,890,173)
Hong Kong
CK Asset Holdings Ltd. ..... (153,000) (1,045,821) 3.5
Italy
Telecom Italia SpA ........ (1,216,122) (446,472) 1.5
Japan
Hitachi Metals Ltd. ........ (21,200) (354,682) 1.2
Kobe Bussan Co. Ltd. ...... (19,500) (600,107) 2.0
Mitsui Fudosan Co. Ltd. ..... (12,900) (276,090) 0.9
Tokyo Electric Power Co.
Holdings, Inc. .......... (68,100) (224,797) 0.8
(1,455,676)
Macau
Galaxy Entertainment Group
Ltd. ................ (36,000) (213,026) 0.7
Peru
Credicorp Ltd. ........... (3,218) (553,078) 1.8
Poland
CD Projekt SA ........... (26,057) (1,069,603) 3.6
Shares Value
% of Basket
Value
Saudi Arabia
Delivery Hero SE ......... (10,069) $ (438,846) 1.5%
South Africa
Capitec Bank Holdings Ltd. ... (2,452) (390,506) 1.3
South Korea
POSCO Chemical Co. Ltd. ... (7,347) (722,310) 2.4
Switzerland
Vifor Pharma AG .......... (3,635) (648,089) 2.2
Taiwan
Sea Ltd., ADR ........... (4,198) (502,878) 1.7
United Kingdom
Aviva plc ............... (52,162) (308,638) 1.0
Informa plc .............. (61,278) (480,114) 1.6
Ocado Group plc ......... (41,839) (638,866) 2.2
(1,427,618)
United States
Affirm Holdings, Inc. ....... (20,054) (928,099) 3.1
AmerisourceBergen Corp. ... (4,364) (675,154) 2.3
Atmos Energy Corp. ....... (4,568) (545,830) 1.8
Chipotle Mexican Grill, Inc. ... (334) (528,398) 1.8
Cognizant Technology Solutions
Corp., Class A ......... (4,728) (423,960) 1.4
DISH Network Corp., Class A . (43,647) (1,381,428) 4.6
Dollar General Corp. ....... (3,385) (753,603) 2.5
Dollar Tree, Inc. .......... (7,955) (1,273,993) 4.3
DXC Technology Co. ....... (13,698) (446,966) 1.5
Fiserv, Inc. .............. (12,719) (1,289,707) 4.3
Marvell Technology, Inc. ..... (3,682) (264,036) 0.9
Match Group, Inc. ......... (3,311) (360,038) 1.2
Nucor Corp. ............. (3,697) (549,559) 1.8
PACCAR, Inc. ........... (10,698) (942,173) 3.2
Paychex, Inc. ............ (4,220) (575,903) 1.9
Roku, Inc. .............. (5,394) (675,706) 2.3
Ross Stores, Inc. ......... (4,962) (448,863) 1.5
Snap, Inc., Class A ........ (13,774) (495,726) 1.7
(12,559,142)
Total Reference Entity — Short ............ (29,838,906)
Net Value of Reference Entity — JPMorgan Chase
Bank NA ............................ $ (29,838,906)
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1 day BZDIOVER ..................................... Overnight Brazil CETIP — Interbank Rate 0.04%
1 day SOFR ......................................... Secured Overnight Financing Rate 0.16
1 day TONAR ........................................ Tokyo Overnight Average Rate (0.02)
28 day MXIBTIIE ...................................... Mexico Interbank TIIE 28-Day 6.72
3 month LIBOR ....................................... London Interbank Offered Rate 0.96
6 month EURIBOR ..................................... Euro Interbank Offered Rate (0.37)

BlackRock Global Allocation V.I. Fund

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2022
Glossary of Terms Used in this Report
Currency Abbreviation
AUD Australian Dollar
BRL Brazilian Real
CAD Canadian Dollar
CHF Swiss Franc
CNY Chinese Yuan
DKK Danish Krone
EUR Euro
GBP British Pound
HKD Hong Kong Dollar
IDR Indonesian Rupiah
INR Indian Rupee
JPY Japanese Yen
KRW South Korean Won
MXN Mexican Peso
NOK Norwegian Krone
NZD New Zealand Dollar
PLN Polish Zloty
RUB New Russian Ruble
SEK Swedish Krona
USD United States Dollar
Portfolio Abbreviation
ADR American Depositary Receipts
BZDIOVER Overnight Brazil CETIP — Interbank Rate
CDI Crest Depository Interests
CLO Collateralized Loan Obligation
CSMC Credit Suisse Mortgage Capital
DAC Designated Activity Company
ETF Exchange-Traded Fund
EURIBOR Euro Interbank Offered Rate
LIBOR London Interbank Offered Rate
MSCI Morgan Stanley Capital International
MXIBTIIE Mexico Interbank TIIE 28-Day
NASDAQ National Association of Securities Dealers Automated
OTC Over-the-counter
PCL Public Company Limited
PIK Payment-In-Kind
REIT Real Estate Investment Trust
REMIC Real Estate Mortgage Investment Conduit
S&P Standard & Poor's
SOFR Secured Overnight Financing Rate
SPDR Standard & Poor’s Depositary Receipts
TONAR Tokyo Overnight Average Rate

BlackRock Global Allocation V.I. Fund

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2022
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•     Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•     Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities
      (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
•     Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available
      (including the BlackRock Global Valuation Methodologies Committee's (the "Global Valuation Committee's") assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for
Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
Certain investments of the Fund were fair valued using net asset value ("NAV") per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Consolidated Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities ................................... $ — $ 109,871,773 $ — $ 109,871,773
Common Stocks
Argentina ............................................ 206,970 — — 206,970
Australia ............................................. 7,657,485 32,736,635 882,445 41,276,565
Belgium ............................................. — 910,907 — 910,907
Brazil ............................................... 6,726,851 998,320 — 7,725,171
Canada ............................................. 85,398,542 — — 85,398,542
Cayman Islands ........................................ 2,357,885 — — 2,357,885
Chile ............................................... 1,586,596 — — 1,586,596
China ............................................... 33,238,425 128,199,369 — 161,437,794
Denmark ............................................. — 20,073,760 — 20,073,760
Finland .............................................. — 482,919 — 482,919
France .............................................. — 121,099,586 — 121,099,586
Germany ............................................ — 180,556,163 — 180,556,163
Hong Kong ........................................... 44,000 20,066,049 — 20,110,049
India ............................................... — 1,183,960 9,172,468 10,356,428
Indonesia ............................................ 685,642 — — 685,642
Ireland .............................................. — 1,186,353 — 1,186,353
Israel ............................................... 21,665,106 1,013,858 — 22,678,964
Italy ................................................ 62,189 25,067,255 — 25,129,444
Japan ............................................... — 73,390,526 — 73,390,526
Luxembourg .......................................... 2,910,318 2,306,585 — 5,216,903
Macau .............................................. — 311,480 — 311,480
Mexico .............................................. 395,847 — — 395,847
Netherlands ........................................... — 115,628,648 2,707,613 118,336,261
Norway .............................................. — 3,821,049 — 3,821,049
Poland .............................................. — 432,634 — 432,634

BlackRock Global Allocation V.I. Fund

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2022
Level 1 Level 2 Level 3 Total
Portugal ............................................. $ — $ 536,319 $ — $ 536,319
Saudi Arabia .......................................... — 103,182 — 103,182
Singapore ............................................ 39,186 1,501,204 — 1,540,390
South Africa ........................................... — 9,199,803 — 9,199,803
South Korea .......................................... 28,209,506 29,149,128 — 57,358,634
Spain ............................................... — 28,278,288 — 28,278,288
Sweden ............................................. — 38,393,902 1,009,868 39,403,770
Switzerland ........................................... 378,802 32,650,710 — 33,029,512
Taiwan .............................................. — 47,640,075 — 47,640,075
Thailand ............................................. 408,509 — — 408,509
Turkey .............................................. 76,424 — — 76,424
United Arab Emirates .................................... — — 5 5
United Kingdom ........................................ 8,992,415 148,045,723 6,416,982 163,455,120
United States .......................................... 2,703,886,854 26,607,719 23,520,697 2,754,015,270
Corporate Bonds
Argentina ............................................ — 78,736 — 78,736
Australia ............................................. — 2,203,744 43,005,066 45,208,810
Bahrain ............................................. — 339,098 — 339,098
Brazil ............................................... — 2,321,627 — 2,321,627
Canada ............................................. — 2,297,600 — 2,297,600
Chile ............................................... — 1,846,909 — 1,846,909
China ............................................... — 8,282,859 5 8,282,864
Colombia ............................................ — 1,384,708 — 1,384,708
Dominican Republic ..................................... — 456,365 — 456,365
France .............................................. — 973,593 — 973,593
Germany ............................................ — 14,969,293 — 14,969,293
Hong Kong ........................................... — 5,000,252 — 5,000,252
India ............................................... — 13,996,074 — 13,996,074
Indonesia ............................................ — 3,815,022 — 3,815,022
Israel ............................................... — 951,032 — 951,032
Italy ................................................ — 20,686,564 5,197,163 25,883,727
Japan ............................................... — 515,507 — 515,507
Kuwait .............................................. — 603,459 — 603,459
Luxembourg .......................................... — 13,201,090 — 13,201,090
Macau .............................................. — 1,560,707 — 1,560,707
Malaysia ............................................. — 2,516,191 — 2,516,191
Mexico .............................................. — 2,468,235 — 2,468,235
Morocco ............................................. — 284,130 — 284,130
Netherlands ........................................... — 2,468,898 — 2,468,898
Oman ............................................... — 461,572 — 461,572
Panama ............................................. — 175,690 — 175,690
Peru ................................................ — 668,866 — 668,866
Philippines ........................................... — 632,561 — 632,561
Russia .............................................. — 131,400 — 131,400
Saudi Arabia .......................................... — 1,833,715 — 1,833,715
Singapore ............................................ — 2,666,430 — 2,666,430
South Africa ........................................... — 960,339 — 960,339
South Korea .......................................... — 4,512,267 — 4,512,267
Switzerland ........................................... — 3,067,459 — 3,067,459
Tanzania, United Republic Of ............................... — 197,625 — 197,625
Thailand ............................................. — 2,677,241 — 2,677,241
Turkey .............................................. — — 1,579,320 1,579,320
Ukraine ............................................. — 132,675 — 132,675
United Arab Emirates .................................... — 1,413,654 — 1,413,654
United Kingdom ........................................ — 35,771,337 — 35,771,337
United States .......................................... — 107,864,044 24,098,024 131,962,068
Vietnam ............................................. — 577,194 — 577,194
Zambia .............................................. — 1,354,080 — 1,354,080
Floating Rate Loan Interests
Belgium ............................................. — 6,045,622 — 6,045,622
Canada ............................................. — 12,235,933 — 12,235,933
France .............................................. — 10,124,411 — 10,124,411
Jersey, Channel Islands ................................... — — 5,464,357 5,464,357
Luxembourg .......................................... — 10,876,652 4,795,431 15,672,083
Netherlands ........................................... — 20,529,868 6,985,289 27,515,157
Spain ............................................... — — 7,469,012 7,469,012

BlackRock Global Allocation V.I. Fund

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2022
Level 1 Level 2 Level 3 Total
United Kingdom ........................................ $ — $ 1,530,089 $ 14,698,086 $ 16,228,175
United States .......................................... — 149,476,739 42,664,147 192,140,886
Foreign Agency Obligations ................................. — 6,028,993 — 6,028,993
Foreign Government Obligations .............................. — 119,010,166 — 119,010,166
Investment Companies .................................... 54,782,390 — — 54,782,390
Non-Agency Mortgage-Backed Securities
Cayman Islands ........................................ — 2,458,191 — 2,458,191
United States .......................................... — 205,958,615 31,422,082 237,380,697
Other Interests .......................................... — — 9,653,217 9,653,217
Preferred Securities
Brazil ............................................... 1,721,202 — 8,426,567 10,147,769
China ............................................... — — 17,223,043 17,223,043
Germany ............................................ — 6,111,637 9,559,534 15,671,171
India ............................................... — — 6,487,958 6,487,958
Jersey, Channel Islands ................................... — — 9,425,960 9,425,960
United States .......................................... 24,201,568 27,937,824 111,040,939 163,180,331
Rights ................................................ — 34,928 — 34,928
U.S. Government Sponsored Agency Securities .................... — 1,116,104 — 1,116,104
U.S. Treasury Obligations ................................... — 105,049,710 — 105,049,710
Warrants .............................................. 830,932 163,419 68,166 1,062,517
Short-Term Securities
Foreign Government Obligations .............................. — 150,306,713 — 150,306,713
Money Market Funds ...................................... 1,162,480,327 — — 1,162,480,327
Time Deposits .......................................... — 13,643,093 — 13,643,093
Options Purchased
Credit contracts .......................................... — 25,466 — 25,466
Equity contracts .......................................... 19,182,938 6,683,462 — 25,866,400
Foreign currency exchange contracts ........................... — 4,441,445 — 4,441,445
Interest rate contracts ...................................... — 407,858 — 407,858
Unfunded Floating Rate Loan Interests
(a)
.............................. — 27,522 — 27,522
Liabilities
Investments Sold Short .................................... (8,070,196) — — (8,070,196)
Unfunded Floating Rate Loan Interests
(a)
.............................. — — (20,185) (20,185)
Unfunded SPAC PIPE commitments
(b)
................................ — — — —
$ 4,160,056,713 $ 2,329,988,184 $ 402,953,259 $ 6,892,998,156
Investments V alued at NAV
(c)
..................................... 124,049,030
$ —
$ 7,017,047,186
$ —
Derivative Financial Instruments
(d)
Assets
Credit contracts ........................................... $ — $ 1,404,899 $ — $ 1,404,899
Equity contracts ........................................... 5,071,672 1,111,375 — 6,183,047
Foreign currency exchange contracts ............................ — 17,215,846 — 17,215,846
Interest rate contracts ....................................... 23,962,225 210,890,212 — 234,852,437
Liabilities
Credit contracts ........................................... — (860,424) — (860,424)
Equity contracts ........................................... (50,846,518) (7,838,567) — (58,685,085)
Foreign currency exchange contracts ............................ — (29,356,490) — (29,356,490)
Interest rate contracts ....................................... (22,510,931) (167,069,348) — (189,580,279)
$ (44,323,552) $ 25,497,503 $ — $ (18,826,049)
(a)
Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.
(b)
Unfunded SPAC PIPE commitments are valued at the unrealized appreciation (depreciation) on the commitment.
(c)
Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(d)
Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

BlackRock Global Allocation V.I. Fund

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2022
A reconciliation of Level 3 financial instruments is presented when the Fund had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:
Asset-
Backed
Securities
Common
Stocks
Corporate
Bonds
Floating
Rate
Loan
Interests
Non-Agency
Mortgage-
Backed
Securities
Other
Interests
Preferred
Securities
Unfunded
Floating
Rate Loan
Interests
Unfunded
SPAC
PIPE
commitments Warrants Total
Investments
Assets/Liabilities
Opening balance, as of December 31,
2021 ..................... $ 4,780,029 $ 38,133,909 $ 68,065,985 $ 89,245,526 $ 28,174,886 $ 8,360,924 $ 168,352,966 $ 17,356 $ 280,649 $ 298,493 $ 405,710,723
Transfers into Level 3 ............ — — 4,800 5,624,822 — — — — — — 5,629,622
Transfers out of Level 3 ........... (4,780,029) — — (14,180,501) — — — — — — (18,960,530)
Other ...................... — — — — — — — — — — —
Accrued discounts/premiums ........ — — 16,889 39,846 10,871 — — — — — 67,606
Net realized loss ................ — — — (27,656) — — — — — — (27,656)
Net change in unrealized appreciation
(depreciation)
(a)
.............. — (3,685,829) (35,114) (1,000,542) (127,883) 1,292,293 (1,041,733) (37,541) (280,649) (26,750) (4,943,748)
Purchases .................... — 9,261,998 5,827,018 6,639,862 3,364,208 — 3,081,398 — — (203,577) 27,970,907
Sales ....................... — — — (4,265,035) — — (8,228,630) — — — (12,493,665)
Closing balance, as of March 31, 2022 .
$ — $ 43,710,078 $ 73,879,578 $ 82,076,322 $ 31,422,082
$ 9,653,217
$ 162,164,001 $ (20,185) $ — $ 68,166 $ 402,953,259
Net change in unrealized appreciation
(depreciation) on investments still held
at March 31, 2022
(a)
...........
$ — $ (3,655,957) $ (35,114) $ (1,000,542) $ (127,883)
$ 1,292,293
$ (1,415,224) $ (37,541) $ — $ (56,410) $ (5,036,378)
(a)
Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at March 31, 2022 is generally due to investments no longer held or categorized as Level 3 at period end.

BlackRock Global Allocation V.I. Fund

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2022
The following table summarizes the valuation approaches used and unobservable inputs utilized by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation
Committee”) to determine the value of certain of the Fund’s Level 3 financial instruments as of period end. The table does not include Level 3 financial instruments with values based upon unadjusted third party pricing information in the amount of $65,487,555. A significant change in the third party information could result in a significantly lower or higher value of such Level 3 investments.
Value
Valuation
Approach Unobservable Inputs
Range of
Unobservable
Inputs Utilized
(a)
Weighted
Average of
Unobservable
Inputs Based on Fair
Value
Assets
Common Stocks .............................. $ 43,710,070 Income Discount Rate 16% —
Market Revenue Multiple 0.14x – 21.00x 6.81x
Volatility 58% – 63% 60%
Time to Exit 0.5 – 2.2 1.4
Corporate Bonds
(b)
............................. 73,879,573 Income Discount Rate 5% – 37% 14%
Market Recent Transactions $110.63 —
Floating Rate Loan Interests
(c)
...................... 47,990,677 Income Discount Rate 3% – 12% 8%
Other Interests ............................... 9,653,217 Market Discount Rate 5% —
Preferred Stocks
(d)
............................. 162,164,001 Market Revenue Multiple 2.19x – 34.25x 11.90x
EBITDA Multiple 15.50x —
Discount Rate 9% —
Time to Exit 0.5 – 5.0 3.5
Volatility 43% – 80% 61%
Recent Transactions $28.62 – $608.90 $483.90
Warrants ................................... 68,166 Market Time to Exit 1.0 – 4.8 2.9
Volatility 39% - 49% 44%
Discount Rate 2% —
$ 337,465,704
(a)
A significant change in unobservable input would have resulted in a correlated (inverse) significant change to value.
(b)
For the period end March 31, 2022, the valuation technique for investments classified as Corporate Bonds amounting to $4,774,541 changed to Discount Cash Flow approach. The investments were previously valued utilizing a recent transaction. The change was due to consideration of the information that was available at the time the investments were valued.
(c)
For the period end March 31, 2022, the valuation technique for investments classified as Floating Rate Loan Interests amounting to $5,501,698 changed to Discount Cash Flow approach.
The investments were previously valued utilizing a recent transaction. The change was due to consideration of the information that was available at the time the investments were valued.
(d)
For the period end March 31, 2022, the valuation technique for investments classified as Preferred Stocks amounting to $10,743,167 changed to Discount Cash Flow approach. The investments were previously valued utilizing a recent transaction. The change was due to consideration of the information that was available at the time the investments were valued.